MML Conservative Allocation Fund — Portfolio of Investments

March 31, 2024 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 40.6%
MML Blue Chip Growth Fund, Initial Class (a)	602,299	$10,997,987
MML Equity Income Fund, Initial Class (a)	986,033	10,609,718
MML Focused Equity Fund, Class II (a)	1,769,311	13,305,221
MML Foreign Fund, Initial Class (a)	497,736	4,927,588
MML Fundamental Equity Fund, Class II (a)	640,602	7,334,896
MML Fundamental Value Fund, Class II (a)	743,048	10,031,144
MML Global Fund, Class I (a)	1,246,091	5,582,489
MML Income & Growth Fund, Initial Class (a)	425,006	4,628,317
MML International Equity Fund, Class II (a)	1,362,918	14,460,555
MML Large Cap Growth Fund, Initial Class (a)	497,681	7,773,779
MML Mid Cap Growth Fund, Initial Class (a)	613,037	7,197,054
MML Mid Cap Value Fund, Initial Class (a)	703,808	5,827,528
MML Small Cap Growth Equity Fund, Initial Class (a)	24,392	253,304
MML Small Company Value Fund, Class II (a)	346,238	3,095,370
MML Small/Mid Cap Value Fund, Initial Class (a)	164,683	1,582,607
MML Strategic Emerging Markets Fund, Class II (a)	425,393	2,314,137
		109,921,694
Fixed Income Funds — 59.5%
Invesco V.I. Global Strategic Income Fund, Series I (b)	1,256,185	5,376,471
MML Dynamic Bond Fund, Class II (a)	3,862,610	32,832,188
MML High Yield Fund, Class II (a)	86,047	754,633
MML Inflation-Protected and Income Fund, Initial Class (a)	717,861	6,266,930
MML Managed Bond Fund, Initial Class (a)	4,856,177	52,844,412
MML Short-Duration Bond Fund, Class II (a)	1,485,850	13,387,508
MML Total Return Bond Fund, Class II (a)	5,093,771	45,487,378
PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio, Institutional Shares	524,566	4,033,911
		160,983,431

TOTAL MUTUAL FUNDS (Cost $287,521,306)		270,905,125

TOTAL LONG-TERM INVESTMENTS (Cost $287,521,306)		270,905,125

TOTAL INVESTMENTS — 100.1% (Cost $287,521,306) (c)		270,905,125

Other Assets/(Liabilities) — (0.1)%		(210,298)

NET ASSETS — 100.0%		$270,694,827

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

MML Balanced Allocation Fund — Portfolio of Investments

March 31, 2024 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 50.8%
MML Blue Chip Growth Fund, Initial Class (a)	892,290	$16,293,222
MML Equity Income Fund, Initial Class (a)	1,280,037	13,773,200
MML Focused Equity Fund, Class II (a)	3,495,906	26,289,212
MML Foreign Fund, Initial Class (a)	736,937	7,295,678
MML Fundamental Equity Fund, Class II (a)	966,964	11,071,736
MML Fundamental Value Fund, Class II (a)	907,776	12,254,974
MML Global Fund, Class I (a)	1,919,917	8,601,227
MML Income & Growth Fund, Initial Class (a)	653,421	7,115,750
MML International Equity Fund, Class II (a)	1,998,554	21,204,661
MML Large Cap Growth Fund, Initial Class (a)	773,772	12,086,326
MML Mid Cap Growth Fund, Initial Class (a)	750,069	8,805,804
MML Mid Cap Value Fund, Initial Class (a)	1,051,055	8,702,737
MML Small Cap Growth Equity Fund, Initial Class (a)	147,527	1,532,049
MML Small Company Value Fund, Class II (a)	398,547	3,563,006
MML Small/Mid Cap Value Fund, Initial Class (a)	225,204	2,164,211
MML Strategic Emerging Markets Fund, Class II (a)	566,206	3,080,160
		163,833,953
Fixed Income Funds — 49.3%
Invesco V.I. Global Strategic Income Fund, Series I (b)	1,248,495	5,343,558
MML Dynamic Bond Fund, Class II (a)	3,738,606	31,778,154
MML High Yield Fund, Class II (a)	89,165	781,980
MML Inflation-Protected and Income Fund, Initial Class (a)	813,440	7,101,332
MML Managed Bond Fund, Initial Class (a)	4,736,399	51,540,996
MML Short-Duration Bond Fund, Class II (a)	1,496,246	13,481,178
MML Total Return Bond Fund, Class II (a)	5,023,125	44,856,507
PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio, Institutional Shares	539,295	4,147,182
		159,030,887

TOTAL MUTUAL FUNDS (Cost $334,804,576)		322,864,840

TOTAL LONG-TERM INVESTMENTS (Cost $334,804,576)		322,864,840

TOTAL INVESTMENTS — 100.1% (Cost $334,804,576) (c)		322,864,840

Other Assets/(Liabilities) — (0.1)%		(258,271)

NET ASSETS — 100.0%		$322,606,569

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

MML Moderate Allocation Fund — Portfolio of Investments

March 31, 2024 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 60.6%
MML Blue Chip Growth Fund, Initial Class (a)	3,806,249	$69,502,105
MML Equity Income Fund, Initial Class (a)	5,530,181	59,504,751
MML Focused Equity Fund, Class II (a)	13,671,349	102,808,543
MML Foreign Fund, Initial Class (a)	3,052,576	30,220,506
MML Fundamental Equity Fund, Class II (a)	4,015,830	45,981,248
MML Fundamental Value Fund, Class II (a)	4,670,216	63,047,919
MML Global Fund, Class I (a)	7,646,495	34,256,298
MML Income & Growth Fund, Initial Class (a)	2,537,628	27,634,769
MML International Equity Fund, Class II (a)	8,612,512	91,378,755
MML Large Cap Growth Fund, Initial Class (a)	3,061,069	47,813,891
MML Mid Cap Growth Fund, Initial Class (a)	3,667,939	43,061,608
MML Mid Cap Value Fund, Initial Class (a)	3,751,696	31,064,042
MML Small Cap Growth Equity Fund, Initial Class (a)	936,849	9,729,081
MML Small Company Value Fund, Class II (a)	2,020,858	18,066,470
MML Small/Mid Cap Value Fund, Initial Class (a)	1,117,592	10,740,060
MML Strategic Emerging Markets Fund, Class II (a)	2,430,362	13,221,167
		698,031,213
Fixed Income Funds — 39.5%
Invesco V.I. Global Strategic Income Fund, Series I (b)	3,498,984	14,975,650
MML Dynamic Bond Fund, Class II (a)	10,879,286	92,473,928
MML High Yield Fund, Class II (a)	279,094	2,447,653
MML Inflation-Protected and Income Fund, Initial Class (a)	1,919,406	16,756,416
MML Managed Bond Fund, Initial Class (a)	13,551,350	147,464,366
MML Short-Duration Bond Fund, Class II (a)	4,217,468	37,999,388
MML Total Return Bond Fund, Class II (a)	14,476,690	129,276,845
PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio, Institutional Shares	1,731,620	13,316,155
		454,710,401

TOTAL MUTUAL FUNDS (Cost $1,179,116,060)		1,152,741,614

TOTAL LONG-TERM INVESTMENTS (Cost $1,179,116,060)		1,152,741,614

TOTAL INVESTMENTS — 100.1% (Cost $1,179,116,060) (c)		1,152,741,614

Other Assets/(Liabilities) — (0.1)%		(882,759)

NET ASSETS — 100.0%		$1,151,858,855

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

MML Growth Allocation Fund — Portfolio of Investments

March 31, 2024 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 75.4%
MML Blue Chip Growth Fund, Initial Class (a)	4,078,141	$74,466,855
MML Equity Income Fund, Initial Class (a)	5,552,464	59,744,517
MML Focused Equity Fund, Class II (a)	14,507,257	109,094,571
MML Foreign Fund, Initial Class (a)	3,184,088	31,522,469
MML Fundamental Equity Fund, Class II (a)	4,350,705	49,815,569
MML Fundamental Value Fund, Class II (a)	4,249,188	57,364,040
MML Global Fund, Class I (a)	8,186,302	36,674,634
MML Income & Growth Fund, Initial Class (a)	3,090,479	33,655,314
MML International Equity Fund, Class II (a)	8,836,385	93,754,042
MML Large Cap Growth Fund, Initial Class (a)	3,565,397	55,691,496
MML Mid Cap Growth Fund, Initial Class (a)	3,724,532	43,726,010
MML Mid Cap Value Fund, Initial Class (a)	3,938,286	32,609,009
MML Small Cap Growth Equity Fund, Initial Class (a)	993,483	10,317,220
MML Small Company Value Fund, Class II (a)	2,321,936	20,758,105
MML Small/Mid Cap Value Fund, Initial Class (a)	1,004,829	9,656,404
MML Strategic Emerging Markets Fund, Class II (a)	2,594,618	14,114,721
		732,964,976
Fixed Income Funds — 24.7%
Invesco V.I. Global Strategic Income Fund, Series I (b)	1,848,779	7,912,773
MML Dynamic Bond Fund, Class II (a)	5,342,568	45,411,832
MML High Yield Fund, Class II (a)	283,523	2,486,497
MML Inflation-Protected and Income Fund, Initial Class (a)	1,432,649	12,507,022
MML Managed Bond Fund, Initial Class (a)	6,826,774	74,288,233
MML Short-Duration Bond Fund, Class II (a)	2,327,673	20,972,330
MML Total Return Bond Fund, Class II (a)	7,659,668	68,400,831
PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio, Institutional Shares	1,074,886	8,265,872
		240,245,390

TOTAL MUTUAL FUNDS (Cost $973,866,461)		973,210,366

TOTAL LONG-TERM INVESTMENTS (Cost $973,866,461)		973,210,366

TOTAL INVESTMENTS — 100.1% (Cost $973,866,461) (c)		973,210,366

Other Assets/(Liabilities) — (0.1)%		(614,610)

NET ASSETS — 100.0%		$972,595,756

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

MML Aggressive Allocation Fund — Portfolio of Investments

March 31, 2024 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 90.2%
MML Blue Chip Growth Fund, Initial Class (a)	715,781	$13,070,170
MML Equity Income Fund, Initial Class (a)	869,539	9,356,235
MML Focused Equity Fund, Class II (a)	2,372,881	17,844,066
MML Foreign Fund, Initial Class (a)	507,228	5,021,552
MML Fundamental Equity Fund, Class II (a)	712,029	8,152,728
MML Fundamental Value Fund, Class II (a)	677,797	9,150,263
MML Global Fund, Class I (a)	1,203,587	5,392,070
MML Income & Growth Fund, Initial Class (a)	433,408	4,719,817
MML International Equity Fund, Class II (a)	1,410,192	14,962,138
MML Large Cap Growth Fund, Initial Class (a)	641,449	10,019,438
MML Mid Cap Growth Fund, Initial Class (a)	679,194	7,973,739
MML Mid Cap Value Fund, Initial Class (a)	630,180	5,217,888
MML Small Cap Growth Equity Fund, Initial Class (a)	155,743	1,617,372
MML Small Company Value Fund, Class II (a)	349,351	3,123,195
MML Small/Mid Cap Value Fund, Initial Class (a)	148,008	1,422,360
MML Strategic Emerging Markets Fund, Class II (a)	422,067	2,296,045
		119,339,076
Fixed Income Funds — 9.9%
Invesco V.I. Global Strategic Income Fund, Series I (b)	234,746	1,004,711
MML Dynamic Bond Fund, Class II (a)	241,821	2,055,475
MML High Yield Fund, Class II (a)	19,191	168,303
MML Inflation-Protected and Income Fund, Initial Class (a)	18,338	160,090
MML Managed Bond Fund, Initial Class (a)	323,296	3,518,069
MML Short-Duration Bond Fund, Class II (a)	231,582	2,086,550
MML Total Return Bond Fund, Class II (a)	365,980	3,268,200
PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio, Institutional Shares	108,205	832,096
		13,093,494

TOTAL MUTUAL FUNDS (Cost $131,684,618)		132,432,570

TOTAL LONG-TERM INVESTMENTS (Cost $131,684,618)		132,432,570

TOTAL INVESTMENTS — 100.1% (Cost $131,684,618) (c)		132,432,570

Other Assets/(Liabilities) — (0.1)%		(84,621)

NET ASSETS — 100.0%		$132,347,949

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

MML American Funds Growth Fund — Portfolio of Investments

March 31, 2024 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 100.1%
American Funds Insurance Series Growth Fund, Class 1	2,371,950	$265,587,261

TOTAL MUTUAL FUNDS (Cost $208,903,528)		265,587,261

TOTAL INVESTMENTS — 100.1% (Cost $208,903,528) (a)		265,587,261

Other Assets/(Liabilities) — (0.1)%		(264,713)

NET ASSETS — 100.0%		$265,322,548

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	See Note 3 for aggregate cost for federal tax purposes.

MML American Funds Core Allocation Fund — Portfolio of Investments

March 31, 2024 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 65.8%
American Funds Insurance Series® Growth-Income Fund, Class 1	2,813,556	$184,569,256
American Funds Insurance Series® International Fund, Class 1	3,595,505	67,056,177
American Funds Insurance Series® Washington Mutual Investors Fund, Class 1	11,658,469	184,553,559
		436,178,992
Fixed Income Funds — 34.3%
American Funds Insurance Series® The Bond Fund Of America, Class 1	24,046,102	227,716,585

TOTAL MUTUAL FUNDS (Cost $611,739,927)		663,895,577

TOTAL LONG-TERM INVESTMENTS (Cost $611,739,927)		663,895,577

TOTAL INVESTMENTS — 100.1% (Cost $611,739,927) (a)		663,895,577

Other Assets/(Liabilities) — (0.1)%		(732,923)

NET ASSETS — 100.0%		$663,162,654

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	See Note 3 for aggregate cost for federal tax purposes.

MML Blue Chip Growth Fund — Portfolio of Investments

March 31, 2024 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.3%

COMMON STOCK — 98.1%
Communication Services — 15.2%
Alphabet, Inc. Class A (a)	44,664	$6,741,137
Alphabet, Inc. Class C (a)	194,977	29,687,198
Meta Platforms, Inc. Class A	48,104	23,358,340
Netflix, Inc. (a)	12,869	7,815,730
Sea Ltd. ADR (a)	19,625	1,054,059
T-Mobile US, Inc.	26,523	4,329,084
		72,985,548
Consumer Discretionary — 14.2%
Amazon.com, Inc. (a)	224,912	40,569,627
Booking Holdings, Inc.	1,139	4,132,155
Carvana Co. (a)	26,449	2,325,132
Chipotle Mexican Grill, Inc. (a)	1,725	5,014,178
DoorDash, Inc., Class A (a)	11,612	1,599,205
Lululemon Athletica, Inc. (a)	3,828	1,495,408
NIKE, Inc. Class B	9,896	930,026
Ross Stores, Inc.	19,332	2,837,164
Tesla, Inc. (a)	40,778	7,168,365
TJX Cos., Inc.	20,296	2,058,420
		68,129,680
Consumer Staples — 1.4%
Colgate-Palmolive Co.	13,353	1,202,438
Dollar General Corp.	20,154	3,145,233
Mondelez International, Inc. Class A	16,739	1,171,730
Procter & Gamble Co.	6,866	1,114,008
		6,633,409
Energy — 0.3%
Schlumberger NV	30,763	1,686,120
Financials — 9.3%
Adyen NV ADR (a) (b)	77,473	1,310,068
Ant Group Balance Owed 2023 (Acquired 8/14/23, Cost $280,322) (a) (c) (d) (e)	280,322	282,733
Charles Schwab Corp.	23,328	1,687,548
Chubb Ltd.	18,825	4,878,122
Fiserv, Inc. (a)	7,212	1,152,622
Goldman Sachs Group, Inc.	2,955	1,234,274
Marsh & McLennan Cos., Inc.	13,540	2,788,969
Mastercard, Inc. Class A	25,631	12,343,121
Morgan Stanley	21,588	2,032,726
MSCI, Inc.	798	447,239
S&P Global, Inc.	5,096	2,168,093

MML Blue Chip Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Visa, Inc. Class A	52,157	$14,555,976
		44,881,491
Health Care — 11.8%
Align Technology, Inc. (a)	1,074	352,186
AstraZeneca PLC Sponsored ADR	14,826	1,004,461
Danaher Corp.	11,438	2,856,297
Elevance Health, Inc.	3,770	1,954,896
Eli Lilly & Co.	21,283	16,557,323
Humana, Inc.	5,572	1,931,924
Intuitive Surgical, Inc. (a)	18,647	7,441,831
Stryker Corp.	7,910	2,830,752
Teleflex, Inc.	2,401	543,034
Thermo Fisher Scientific, Inc.	9,375	5,448,844
UnitedHealth Group, Inc.	25,726	12,726,652
Veeva Systems, Inc. Class A (a)	4,698	1,088,480
Zoetis, Inc.	12,141	2,054,379
		56,791,059
Industrials — 1.6%
Cintas Corp.	1,438	987,949
General Electric Co.	17,218	3,022,276
Old Dominion Freight Line, Inc.	7,988	1,751,848
TransDigm Group, Inc.	1,114	1,372,002
Veralto Corp.	4,194	371,840
		7,505,915
Information Technology — 42.7%
Advanced Micro Devices, Inc. (a)	19,876	3,587,419
Apple, Inc.	215,897	37,022,018
ASML Holding NV	6,429	6,239,152
Atlassian Corp. Class A (a)	6,599	1,287,531
Bill Holdings, Inc. (a)	11,557	794,197
Canva, Inc. (Acquired 8/16/21-12/17/21, Cost $582,930) (a) (c) (d) (e)	342	364,798
Confluent, Inc. Class A (a)	20,706	631,947
Crowdstrike Holdings, Inc. Class A (a)	3,582	1,148,353
Datadog, Inc. Class A (a)	6,942	858,031
Fortinet, Inc. (a)	5,659	386,566
Gusto, Inc. (Acquired 10/04/21, Cost $193,055) (a) (c) (d) (e)	6,706	103,138
Intuit, Inc.	8,024	5,215,600
Lam Research Corp.	859	834,579
Microsoft Corp.	158,500	66,684,120
MongoDB, Inc. (a)	5,800	2,080,112
Monolithic Power Systems, Inc.	4,059	2,749,648
NVIDIA Corp.	52,793	47,701,643
Roper Technologies, Inc.	5,815	3,261,285
ServiceNow, Inc. (a)	14,354	10,943,490
Shopify, Inc. Class A (a)	35,890	2,769,631
Snowflake, Inc. Class A (a)	4,515	729,624
Synopsys, Inc. (a)	9,947	5,684,710
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	13,735	1,868,647
TE Connectivity Ltd.	9,988	1,450,657
Texas Instruments, Inc.	4,312	751,193
		205,148,089

MML Blue Chip Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Materials — 0.9%
Linde PLC	4,739	$2,200,413
Sherwin-Williams Co.	6,343	2,203,114
		4,403,527
Utilities — 0.7%
Constellation Energy Corp.	18,790	3,473,332

TOTAL COMMON STOCK (Cost $280,255,980)		471,638,170

PREFERRED STOCK — 0.2%
Information Technology — 0.2%
Canva, Inc., Series A (Acquired 11/04/21-12/17/21, Cost $37,502) (a) (c) (d) (e)	22	23,467
Canva, Inc., Series A-3 (Acquired 12/17/21, Cost $3,408) (a) (c) (d) (e)	2	2,133
Databricks, Inc., Series G (Acquired 2/01/21, Cost $172,224) (a) (c) (d) (e)	2,913	214,106
Databricks, Inc., Series H (Acquired 8/31/21, Cost $542,974) (a) (c) (d) (e)	7,389	543,092
Gusto, Inc., Series E (Acquired 7/13/21, Cost $254,865) (a) (c) (d) (e)	8,385	128,961
		911,759

TOTAL PREFERRED STOCK (Cost $1,010,973)		911,759

TOTAL EQUITIES (Cost $281,266,953)		472,549,929

	Principal Amount
BONDS & NOTES — 0.2%
CORPORATE DEBT — 0.2%
Retail — 0.2%
Carvana Co.
12.000% 12/01/28 (f)	$228,862	223,767
13.000% 6/01/30 (f)	345,306	336,751
14.000% 6/01/31 (f)	409,554	411,654
		972,172

TOTAL CORPORATE DEBT (Cost $1,074,881)		972,172

TOTAL BONDS & NOTES (Cost $1,074,881)		972,172

TOTAL LONG-TERM INVESTMENTS (Cost $282,341,834)		473,522,101

	Number of Shares
SHORT-TERM INVESTMENTS — 2.3%

Investment of Cash Collateral from Securities Loaned — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio (g)	3,450	3,450

MML Blue Chip Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund	109	$109

	Principal Amount
Repurchase Agreement — 2.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/28/24, 1.600%, due 4/01/24 (h)	$11,001,751	11,001,751

TOTAL SHORT-TERM INVESTMENTS (Cost $11,005,310)		11,005,310

TOTAL INVESTMENTS — 100.8% (Cost $293,347,144) (i)		484,527,411

Other Assets/(Liabilities) — (0.8)%		(3,607,546)

NET ASSETS — 100.0%		$480,919,865

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2024, was $3,382 or 0.00% of net assets. (Note 2).
(c)	Investment is valued using significant unobservable inputs.
(d)	Restricted security. Certain securities are restricted to resale. At March 31, 2024, these securities amounted to a value of $1,662,428 or 0.35% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(e)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2024, these securities amounted to a value of $1,662,428 or 0.35% of net assets.
(f)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2024, the aggregate market value of these securities amounted to $972,172 or 0.20% of net assets.
(g)	Represents investment of security lending cash collateral. (Note 2).
(h)	Maturity value of $11,003,707. Collateralized by U.S. Government Agency obligations with a rate of 5.000%, maturity date of 9/30/25, and an aggregate market value, including accrued interest, of $11,221,817.
(i)	See Note 3 for aggregate cost for federal tax purposes.

MML Equity Income Fund — Portfolio of Investments

March 31, 2024 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.1%

COMMON STOCK — 98.3%
Communication Services — 4.7%
AT&T, Inc.	29,946	$527,049
Comcast Corp. Class A	24,439	1,059,431
News Corp. Class A	283,452	7,420,773
News Corp. Class B	27,147	734,598
Verizon Communications, Inc.	47,733	2,002,877
Walt Disney Co.	41,812	5,116,116
		16,860,844
Consumer Discretionary — 3.0%
Best Buy Co., Inc.	3,200	262,496
Kohl's Corp.	59,827	1,743,957
Las Vegas Sands Corp.	73,318	3,790,540
Mattel, Inc. (a)	94,748	1,876,958
TJX Cos., Inc.	10,847	1,100,103
Volkswagen AG ADR	156,326	2,066,630
		10,840,684
Consumer Staples — 8.1%
Colgate-Palmolive Co.	28,014	2,522,661
Conagra Brands, Inc.	135,095	4,004,216
Constellation Brands, Inc. Class A	1,419	385,627
Dollar General Corp.	5,900	920,754
Kenvue, Inc.	178,761	3,836,211
Kimberly-Clark Corp.	36,886	4,771,204
Mondelez International, Inc. Class A	3,957	276,990
Philip Morris International, Inc.	55,883	5,120,000
Tyson Foods, Inc. Class A	53,079	3,117,330
Walmart, Inc.	68,056	4,094,930
		29,049,923
Energy — 8.7%
Baker Hughes Co.	18,500	619,750
Chevron Corp.	4,586	723,396
ConocoPhillips	9,100	1,158,248
Enbridge, Inc.	55,979	2,025,320
EOG Resources, Inc.	19,600	2,505,664
EQT Corp.	58,900	2,183,423
Exxon Mobil Corp.	47,611	5,534,303
Hess Corp.	16,106	2,458,420
Suncor Energy, Inc.	56,000	2,066,960
TC Energy Corp. (b)	28,828	1,158,885
TotalEnergies SE	114,537	7,875,564
TotalEnergies SE Sponsored ADR	21,700	1,493,611

MML Equity Income Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Williams Cos., Inc.	40,400	$1,574,388
		31,377,932
Financials — 23.3%
American International Group, Inc.	111,903	8,747,458
Apollo Global Management, Inc.	9,500	1,068,275
Bank of America Corp.	51,209	1,941,845
Bank of New York Mellon Corp.	13,000	749,060
Charles Schwab Corp.	79,372	5,741,770
Chubb Ltd.	30,526	7,910,202
Citigroup, Inc.	58,840	3,721,042
Equitable Holdings, Inc.	158,457	6,022,951
Fifth Third Bancorp	124,234	4,622,747
Fiserv, Inc. (a)	27,353	4,371,556
Goldman Sachs Group, Inc.	2,856	1,192,923
Hartford Financial Services Group, Inc.	45,169	4,654,665
Huntington Bancshares, Inc.	255,640	3,566,178
JP Morgan Chase & Co.	23,868	4,780,760
Loews Corp.	48,040	3,761,052
MetLife, Inc.	75,506	5,595,750
Morgan Stanley	14,629	1,377,467
US Bancorp	82,804	3,701,339
Wells Fargo & Co.	184,573	10,697,851
		84,224,891
Health Care — 15.8%
AbbVie, Inc.	10,391	1,892,201
AstraZeneca PLC Sponsored ADR	37,861	2,565,083
Becton Dickinson & Co.	24,674	6,105,581
Biogen, Inc. (a)	4,900	1,056,587
Bristol-Myers Squibb Co.	24,000	1,301,520
Cardinal Health, Inc.	4,918	550,324
Centene Corp. (a)	10,044	788,253
Cigna Group	12,530	4,550,771
CVS Health Corp.	51,313	4,092,725
Elevance Health, Inc.	17,184	8,910,591
GE HealthCare Technologies, Inc. (a)	16,864	1,533,106
Humana, Inc.	800	277,376
Johnson & Johnson	24,791	3,921,688
Medtronic PLC	35,045	3,054,172
Merck & Co., Inc.	27,466	3,624,139
Pfizer, Inc.	82,247	2,282,354
Sanofi SA	21,738	2,132,875
Sanofi SA ADR	6,897	335,194
Viatris, Inc.	224,707	2,683,002
Zimmer Biomet Holdings, Inc.	39,231	5,177,708
		56,835,250
Industrials — 12.3%
3M Co.	8,387	889,609
Boeing Co. (a)	23,056	4,449,577
Cummins, Inc.	6,400	1,885,760
Flowserve Corp.	1,010	46,137
General Electric Co.	49,854	8,750,873
Honeywell International, Inc.	5,000	1,026,250
L3Harris Technologies, Inc.	28,738	6,124,068

MML Equity Income Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Norfolk Southern Corp.	10,900	$2,778,083
Siemens AG Sponsored ADR	48,016	4,582,167
Southwest Airlines Co.	100,203	2,924,926
Stanley Black & Decker, Inc.	50,114	4,907,664
Stericycle, Inc. (a)	20,663	1,089,973
Union Pacific Corp.	6,969	1,713,886
United Parcel Service, Inc. Class B	22,599	3,358,889
		44,527,862
Information Technology — 9.4%
Accenture PLC Class A	5,059	1,753,500
Advanced Micro Devices, Inc. (a)	1,600	288,784
Applied Materials, Inc.	22,787	4,699,363
Cisco Systems, Inc.	12,794	638,549
Intel Corp.	27,800	1,227,926
Microsoft Corp.	14,300	6,016,296
QUALCOMM, Inc.	63,534	10,756,306
Samsung Electronics Co. Ltd.	57,811	3,461,423
TE Connectivity Ltd.	14,863	2,158,702
Texas Instruments, Inc.	17,522	3,052,508
		34,053,357
Materials — 3.0%
CF Industries Holdings, Inc.	73,925	6,151,299
International Flavors & Fragrances, Inc.	7,592	652,836
International Paper Co.	103,127	4,024,016
		10,828,151
Real Estate — 4.1%
Equity Residential	76,287	4,814,473
Rayonier, Inc.	88,780	2,951,047
Rexford Industrial Realty, Inc.	15,845	797,004
Vornado Realty Trust	5,843	168,103
Weyerhaeuser Co.	165,884	5,956,894
		14,687,521
Utilities — 5.9%
Ameren Corp.	34,296	2,536,532
Dominion Energy, Inc.	86,744	4,266,938
NextEra Energy, Inc.	39,087	2,498,050
NiSource, Inc.	20,724	573,226
PG&E Corp.	31,053	520,448
Sempra	35,857	2,575,608
Southern Co.	114,278	8,198,304
		21,169,106

TOTAL COMMON STOCK (Cost $260,461,226)		354,455,521

PREFERRED STOCK — 0.8%
Consumer Discretionary — 0.6%
Dr Ing hc F Porsche AG 1.094% (c)	23,401	2,329,418

MML Equity Income Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Utilities — 0.2%
NextEra Energy, Inc. Convertible 6.926% 6.926% (b)	15,955	$621,128

TOTAL PREFERRED STOCK (Cost $3,005,058)		2,950,546

TOTAL EQUITIES (Cost $263,466,284)		357,406,067

TOTAL LONG-TERM INVESTMENTS (Cost $263,466,284)		357,406,067

SHORT-TERM INVESTMENTS — 1.2%
Investment of Cash Collateral from Securities Loaned — 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio (d)	1,805,085	1,805,085
Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund	107	107

	Principal Amount
Repurchase Agreement — 0.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/28/24, 1.600%, due 4/01/24 (e)	$2,534,992	2,534,992

TOTAL SHORT-TERM INVESTMENTS (Cost $4,340,184)		4,340,184

TOTAL INVESTMENTS — 100.3% (Cost $267,806,468) (f)		361,746,251

Other Assets/(Liabilities) — (0.3)%		(1,113,386)

NET ASSETS — 100.0%		$360,632,865

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2024, was $1,762,167 or 0.49% of net assets. (Note 2).
(c)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2024, the aggregate market value of these securities amounted to $2,329,418 or 0.65% of net assets.
(d)	Represents investment of security lending cash collateral. (Note 2).
(e)	Maturity value of $2,535,442. Collateralized by U.S. Government Agency obligations with a rate of 5.000%, maturity date of 9/30/25, and an aggregate market value, including accrued interest, of $2,585,704.
(f)	See Note 3 for aggregate cost for federal tax purposes.

MML Equity Index Fund — Portfolio of Investments

March 31, 2024 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.2%

COMMON STOCK — 99.2%
Communication Services — 8.9%
Alphabet, Inc. Class A (a)	94,271	$14,228,322
Alphabet, Inc. Class C (a)	78,926	12,017,273
AT&T, Inc.	114,379	2,013,070
Charter Communications, Inc. Class A (a)	1,580	459,195
Comcast Corp. Class A	63,387	2,747,826
Electronic Arts, Inc.	3,892	516,352
Fox Corp. Class A	3,828	119,702
Fox Corp. Class B	2,113	60,474
Interpublic Group of Cos., Inc.	6,127	199,924
Live Nation Entertainment, Inc. (a)	2,270	240,098
Match Group, Inc. (a)	4,357	158,072
Meta Platforms, Inc. Class A	35,194	17,089,502
Netflix, Inc. (a)	6,923	4,204,546
News Corp. Class A	6,084	159,279
News Corp. Class B	1,834	49,628
Omnicom Group, Inc.	3,175	307,213
Paramount Global Class B	7,763	91,370
T-Mobile US, Inc.	8,354	1,363,540
Take-Two Interactive Software, Inc. (a)	2,538	376,868
Verizon Communications, Inc.	67,256	2,822,062
Walt Disney Co.	29,344	3,590,532
Warner Bros Discovery, Inc. (a)	35,499	309,906
		63,124,754
Consumer Discretionary — 10.3%
Airbnb, Inc. Class A (a)	6,968	1,149,441
Amazon.com, Inc. (a)	146,228	26,376,607
Aptiv PLC (a)	4,464	355,558
AutoZone, Inc. (a)	277	873,007
Bath & Body Works, Inc.	3,632	181,673
Best Buy Co., Inc.	3,067	251,586
Booking Holdings, Inc.	558	2,024,357
BorgWarner, Inc.	3,676	127,704
Caesars Entertainment, Inc. (a)	3,476	152,040
CarMax, Inc. (a)	2,526	220,040
Carnival Corp. (a)	16,117	263,352
Chipotle Mexican Grill, Inc. (a)	439	1,276,072
Darden Restaurants, Inc.	1,910	319,256
Deckers Outdoor Corp. (a)	411	386,858
Domino's Pizza, Inc.	558	277,259
DR Horton, Inc.	4,777	786,055
eBay, Inc.	8,313	438,760
Etsy, Inc. (a)	1,921	132,011
Expedia Group, Inc. (a)	2,092	288,173
Ford Motor Co.	62,433	829,110
Garmin Ltd.	2,449	364,583

MML Equity Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
General Motors Co.	18,468	$837,524
Genuine Parts Co.	2,243	347,508
Hasbro, Inc.	2,101	118,748
Hilton Worldwide Holdings, Inc.	4,034	860,492
Home Depot, Inc.	15,921	6,107,296
Las Vegas Sands Corp.	5,907	305,392
Lennar Corp. Class A	3,954	680,009
LKQ Corp.	4,281	228,648
Lowe's Cos., Inc.	9,200	2,343,516
Lululemon Athletica, Inc. (a)	1,837	717,624
Marriott International, Inc. Class A	3,946	995,615
McDonald's Corp.	11,603	3,271,466
MGM Resorts International (a)	4,395	207,488
Mohawk Industries, Inc. (a)	850	111,256
NIKE, Inc. Class B	19,472	1,829,979
Norwegian Cruise Line Holdings Ltd. (a) (b)	6,806	142,450
NVR, Inc. (a)	51	413,098
O'Reilly Automotive, Inc. (a)	945	1,066,792
Pool Corp.	620	250,170
PulteGroup, Inc.	3,393	409,264
Ralph Lauren Corp.	625	117,350
Ross Stores, Inc.	5,386	790,449
Royal Caribbean Cruises Ltd. (a)	3,774	524,624
Starbucks Corp.	18,112	1,655,256
Tapestry, Inc.	3,669	174,204
Tesla, Inc. (a)	44,324	7,791,716
TJX Cos., Inc.	18,232	1,849,089
Tractor Supply Co.	1,730	452,776
Ulta Beauty, Inc. (a)	777	406,278
VF Corp.	5,321	81,624
Wynn Resorts Ltd.	1,524	155,798
Yum! Brands, Inc.	4,500	623,925
		72,940,926
Consumer Staples — 5.9%
Altria Group, Inc.	28,210	1,230,520
Archer-Daniels-Midland Co.	8,533	535,958
Brown-Forman Corp. Class B	2,893	149,337
Bunge Global SA	2,316	237,436
Campbell Soup Co.	3,135	139,351
Church & Dwight Co., Inc.	3,941	411,086
Clorox Co.	1,985	303,923
Coca-Cola Co.	62,246	3,808,210
Colgate-Palmolive Co.	13,172	1,186,139
Conagra Brands, Inc.	7,647	226,657
Constellation Brands, Inc. Class A	2,573	699,238
Costco Wholesale Corp.	7,098	5,200,208
Dollar General Corp.	3,515	548,551
Dollar Tree, Inc. (a)	3,311	440,860
Estee Lauder Cos., Inc. Class A	3,725	574,209
General Mills, Inc.	9,085	635,677
Hershey Co.	2,398	466,411
Hormel Foods Corp.	4,636	161,750
J. M. Smucker Co.	1,698	213,727
Kellanova	4,219	241,706
Kenvue, Inc.	27,571	591,674
Keurig Dr Pepper, Inc.	16,661	510,993
Kimberly-Clark Corp.	5,389	697,067

MML Equity Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Kraft Heinz Co.	12,754	$470,623
Kroger Co.	10,590	605,007
Lamb Weston Holdings, Inc.	2,310	246,084
McCormick & Co., Inc.	4,022	308,930
Molson Coors Beverage Co. Class B	2,962	199,194
Mondelez International, Inc. Class A	21,540	1,507,800
Monster Beverage Corp. (a)	11,817	700,512
PepsiCo, Inc.	21,987	3,847,945
Philip Morris International, Inc.	24,835	2,275,383
Procter & Gamble Co.	37,642	6,107,414
Sysco Corp.	7,964	646,518
Target Corp.	7,385	1,308,696
Tyson Foods, Inc. Class A	4,581	269,042
Walgreens Boots Alliance, Inc.	11,450	248,350
Walmart, Inc.	68,478	4,120,321
		42,072,507
Energy — 3.9%
APA Corp.	5,778	198,648
Baker Hughes Co.	16,011	536,369
Chevron Corp.	27,746	4,376,654
ConocoPhillips	18,846	2,398,719
Coterra Energy, Inc.	12,075	336,651
Devon Energy Corp.	10,249	514,295
Diamondback Energy, Inc.	2,863	567,361
EOG Resources, Inc.	9,329	1,192,619
EQT Corp.	6,538	242,364
Exxon Mobil Corp.	63,525	7,384,146
Halliburton Co.	14,239	561,301
Hess Corp.	4,403	672,074
Kinder Morgan, Inc.	30,935	567,348
Marathon Oil Corp.	9,362	265,319
Marathon Petroleum Corp.	5,887	1,186,230
Occidental Petroleum Corp.	10,529	684,280
ONEOK, Inc.	9,319	747,104
Phillips 66	6,879	1,123,616
Pioneer Natural Resources Co.	3,737	980,962
Schlumberger NV	22,834	1,251,532
Targa Resources Corp.	3,567	399,468
Valero Energy Corp.	5,446	929,578
Williams Cos., Inc.	19,460	758,356
		27,874,994
Financials — 13.0%
Aflac, Inc.	8,421	723,027
Allstate Corp.	4,199	726,469
American Express Co.	9,148	2,082,908
American International Group, Inc.	11,231	877,927
Ameriprise Financial, Inc.	1,603	702,819
Aon PLC Class A	3,203	1,068,905
Arch Capital Group Ltd. (a)	5,935	548,631
Arthur J Gallagher & Co.	3,468	867,139
Assurant, Inc.	831	156,427
Bank of America Corp.	110,139	4,176,471
Bank of New York Mellon Corp.	12,147	699,910
Berkshire Hathaway, Inc. Class B (a)	29,106	12,239,655
BlackRock, Inc.	2,237	1,864,987

MML Equity Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Blackstone, Inc.	11,508	$1,511,806
Brown & Brown, Inc.	3,779	330,814
Capital One Financial Corp.	6,085	905,996
Cboe Global Markets, Inc.	1,689	310,320
Charles Schwab Corp.	23,807	1,722,198
Chubb Ltd.	6,483	1,679,940
Cincinnati Financial Corp.	2,512	311,915
Citigroup, Inc.	30,444	1,925,279
Citizens Financial Group, Inc.	7,456	270,578
CME Group, Inc.	5,759	1,239,855
Comerica, Inc.	2,122	116,689
Corpay, Inc. (a)	1,150	354,821
Discover Financial Services	4,000	524,360
Everest Group Ltd.	695	276,262
FactSet Research Systems, Inc.	610	277,178
Fidelity National Information Services, Inc.	9,478	703,078
Fifth Third Bancorp	10,896	405,440
Fiserv, Inc. (a)	9,601	1,534,432
Franklin Resources, Inc.	4,801	134,956
Global Payments, Inc.	4,165	556,694
Globe Life, Inc.	1,366	158,961
Goldman Sachs Group, Inc.	5,217	2,179,089
Hartford Financial Services Group, Inc.	4,775	492,064
Huntington Bancshares, Inc.	23,169	323,208
Intercontinental Exchange, Inc.	9,160	1,258,859
Invesco Ltd.	7,191	119,299
Jack Henry & Associates, Inc.	1,166	202,569
JP Morgan Chase & Co.	46,248	9,263,474
KeyCorp.	14,982	236,865
Loews Corp.	2,922	228,763
M&T Bank Corp.	2,658	386,579
MarketAxess Holdings, Inc.	609	133,523
Marsh & McLennan Cos., Inc.	7,871	1,621,269
Mastercard, Inc. Class A	13,198	6,355,761
MetLife, Inc.	9,820	727,760
Moody's Corp.	2,518	989,650
Morgan Stanley	20,041	1,887,061
MSCI, Inc.	1,265	708,969
Nasdaq, Inc.	6,079	383,585
Northern Trust Corp.	3,281	291,747
PayPal Holdings, Inc. (a)	17,145	1,148,544
PNC Financial Services Group, Inc.	6,367	1,028,907
Principal Financial Group, Inc.	3,509	302,862
Progressive Corp.	9,363	1,936,456
Prudential Financial, Inc.	5,775	677,985
Raymond James Financial, Inc.	3,009	386,416
Regions Financial Corp.	14,781	310,992
S&P Global, Inc.	5,140	2,186,813
State Street Corp.	4,830	373,456
Synchrony Financial	6,508	280,625
T. Rowe Price Group, Inc.	3,582	436,717
Travelers Cos., Inc.	3,651	840,241
Truist Financial Corp.	21,336	831,677
US Bancorp	24,908	1,113,388
Visa, Inc. Class A	25,301	7,061,003
W. R. Berkley Corp.	3,248	287,253
Wells Fargo & Co.	57,571	3,336,815

MML Equity Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Willis Towers Watson PLC	1,640	$451,000
		92,768,091
Health Care — 12.3%
Abbott Laboratories	27,772	3,156,565
AbbVie, Inc.	28,244	5,143,232
Agilent Technologies, Inc.	4,688	682,151
Align Technology, Inc. (a)	1,139	373,501
Amgen, Inc.	8,558	2,433,211
Baxter International, Inc.	8,124	347,220
Becton Dickinson & Co.	4,622	1,143,714
Bio-Rad Laboratories, Inc. Class A (a)	335	115,866
Bio-Techne Corp.	2,515	177,031
Biogen, Inc. (a)	2,318	499,830
Boston Scientific Corp. (a)	23,436	1,605,132
Bristol-Myers Squibb Co.	32,550	1,765,186
Cardinal Health, Inc.	3,891	435,403
Catalent, Inc. (a)	2,891	163,197
Cencora, Inc.	2,649	643,680
Centene Corp. (a)	8,550	671,004
Charles River Laboratories International, Inc. (a)	821	222,450
Cigna Group	4,679	1,699,366
The Cooper Cos., Inc.	3,179	322,541
CVS Health Corp.	20,132	1,605,728
Danaher Corp.	10,520	2,627,054
DaVita, Inc. (a)	866	119,551
DENTSPLY SIRONA, Inc.	3,389	112,481
Dexcom, Inc. (a)	6,167	855,363
Edwards Lifesciences Corp. (a)	9,702	927,123
Elevance Health, Inc.	3,759	1,949,192
Eli Lilly & Co.	12,756	9,923,658
GE HealthCare Technologies, Inc. (a)	6,774	615,824
Gilead Sciences, Inc.	19,932	1,460,019
HCA Healthcare, Inc.	3,169	1,056,957
Henry Schein, Inc. (a)	2,079	157,006
Hologic, Inc. (a)	3,755	292,740
Humana, Inc.	1,955	677,838
IDEXX Laboratories, Inc. (a)	1,329	717,567
Illumina, Inc. (a)	2,540	348,793
Incyte Corp. (a)	2,976	169,543
Insulet Corp. (a)	1,117	191,454
Intuitive Surgical, Inc. (a)	5,636	2,249,271
IQVIA Holdings, Inc. (a)	2,919	738,186
Johnson & Johnson	38,510	6,091,897
Laboratory Corp. of America Holdings	1,358	296,669
McKesson Corp.	2,102	1,128,459
Medtronic PLC	21,271	1,853,768
Merck & Co., Inc.	40,537	5,348,857
Mettler-Toledo International, Inc. (a)	344	457,964
Moderna, Inc. (a)	5,316	566,473
Molina Healthcare, Inc. (a)	928	381,250
Pfizer, Inc.	90,326	2,506,546
Quest Diagnostics, Inc.	1,776	236,403
Regeneron Pharmaceuticals, Inc. (a)	1,690	1,626,608
ResMed, Inc.	2,355	466,361
Revvity, Inc.	1,979	207,795
STERIS PLC	1,585	356,340
Stryker Corp.	5,409	1,935,719

MML Equity Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Teleflex, Inc.	752	$170,080
Thermo Fisher Scientific, Inc.	6,181	3,592,459
UnitedHealth Group, Inc.	14,796	7,319,581
Universal Health Services, Inc. Class B	976	178,081
Vertex Pharmaceuticals, Inc. (a)	4,122	1,723,037
Viatris, Inc.	19,191	229,140
Waters Corp. (a)	946	325,642
West Pharmaceutical Services, Inc.	1,184	468,521
Zimmer Biomet Holdings, Inc.	3,343	441,209
Zoetis, Inc.	7,344	1,242,678
		87,547,165
Industrials — 8.7%
3M Co.	8,842	937,871
A.O. Smith Corp.	1,956	174,984
Allegion PLC	1,404	189,133
American Airlines Group, Inc. (a)	10,466	160,653
AMETEK, Inc.	3,692	675,267
Automatic Data Processing, Inc.	6,571	1,641,042
Axon Enterprise, Inc. (a)	1,127	352,616
Boeing Co. (a)	9,175	1,770,683
Broadridge Financial Solutions, Inc.	1,887	386,571
Builders FirstSource, Inc. (a)	1,969	410,635
C.H. Robinson Worldwide, Inc.	1,866	142,077
Carrier Global Corp.	13,365	776,907
Caterpillar, Inc.	8,144	2,984,206
Cintas Corp.	1,378	946,727
Copart, Inc. (a)	13,978	809,606
CSX Corp.	31,612	1,171,857
Cummins, Inc.	2,180	642,337
Dayforce, Inc. (a)	2,513	166,386
Deere & Co.	4,166	1,711,143
Delta Air Lines, Inc.	10,244	490,380
Dover Corp.	2,238	396,551
Eaton Corp. PLC	6,388	1,997,400
Emerson Electric Co.	9,146	1,037,339
Equifax, Inc.	1,972	527,549
Expeditors International of Washington, Inc.	2,326	282,772
Fastenal Co.	9,154	706,140
FedEx Corp.	3,678	1,065,664
Fortive Corp.	5,610	482,572
Generac Holdings, Inc. (a)	983	123,996
General Dynamics Corp.	3,632	1,026,004
General Electric Co.	17,410	3,055,977
Honeywell International, Inc.	10,546	2,164,566
Howmet Aerospace, Inc.	6,257	428,166
Hubbell, Inc.	858	356,113
Huntington Ingalls Industries, Inc.	633	184,501
IDEX Corp.	1,210	295,264
Illinois Tool Works, Inc.	4,350	1,167,235
Ingersoll Rand, Inc.	6,476	614,896
Jacobs Solutions, Inc.	2,018	310,227
JB Hunt Transport Services, Inc.	1,304	259,822
Johnson Controls International PLC	10,909	712,576
L3Harris Technologies, Inc.	3,032	646,119
Leidos Holdings, Inc.	2,200	288,398
Lockheed Martin Corp.	3,440	1,564,753
Masco Corp.	3,516	277,342

MML Equity Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Nordson Corp.	868	$238,301
Norfolk Southern Corp.	3,613	920,845
Northrop Grumman Corp.	2,256	1,079,857
Old Dominion Freight Line, Inc.	2,862	627,665
Otis Worldwide Corp.	6,486	643,865
PACCAR, Inc.	8,368	1,036,712
Parker-Hannifin Corp.	2,054	1,141,593
Paychex, Inc.	5,123	629,104
Paycom Software, Inc.	769	153,039
Pentair PLC	2,644	225,903
Quanta Services, Inc.	2,324	603,775
Republic Services, Inc.	3,272	626,392
Robert Half, Inc.	1,666	132,080
Rockwell Automation, Inc.	1,833	534,008
Rollins, Inc.	4,491	207,799
RTX Corp.	21,225	2,070,074
Snap-on, Inc.	844	250,010
Southwest Airlines Co.	9,545	278,619
Stanley Black & Decker, Inc.	2,453	240,222
Textron, Inc.	3,145	301,700
Trane Technologies PLC	3,640	1,092,728
TransDigm Group, Inc.	891	1,097,356
Uber Technologies, Inc. (a)	32,920	2,534,511
Union Pacific Corp.	9,755	2,399,047
United Airlines Holdings, Inc. (a)	5,247	251,226
United Parcel Service, Inc. Class B	11,570	1,719,649
United Rentals, Inc.	1,075	775,193
Veralto Corp.	3,508	311,019
Verisk Analytics, Inc.	2,319	546,658
W.W. Grainger, Inc.	707	719,231
Waste Management, Inc.	5,863	1,249,698
Westinghouse Air Brake Technologies Corp.	2,866	417,519
Xylem, Inc.	3,857	498,479
		62,066,900
Information Technology — 29.3%
Accenture PLC Class A	10,030	3,476,498
Adobe, Inc. (a)	7,231	3,648,763
Advanced Micro Devices, Inc. (a)	25,848	4,665,305
Akamai Technologies, Inc. (a)	2,413	262,438
Amphenol Corp. Class A	9,596	1,106,899
Analog Devices, Inc.	7,932	1,568,870
ANSYS, Inc. (a)	1,390	482,552
Apple, Inc.	232,204	39,818,342
Applied Materials, Inc.	13,311	2,745,127
Arista Networks, Inc. (a)	4,031	1,168,909
Autodesk, Inc. (a)	3,422	891,157
Broadcom, Inc.	7,040	9,330,886
Cadence Design Systems, Inc. (a)	4,352	1,354,691
CDW Corp.	2,143	548,137
Cisco Systems, Inc.	65,004	3,244,350
Cognizant Technology Solutions Corp. Class A	7,967	583,901
Corning, Inc.	12,284	404,881
Enphase Energy, Inc. (a)	2,172	262,769
EPAM Systems, Inc. (a)	923	254,896
F5, Inc. (a)	941	178,404
Fair Isaac Corp. (a)	398	497,345
First Solar, Inc. (a)	1,709	288,479

MML Equity Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Fortinet, Inc. (a)	10,196	$696,489
Gartner, Inc. (a)	1,247	594,407
Gen Digital, Inc.	8,964	200,794
Hewlett Packard Enterprise Co.	20,796	368,713
HP, Inc.	13,949	421,539
Intel Corp.	67,636	2,987,482
International Business Machines Corp.	14,638	2,795,272
Intuit, Inc.	4,478	2,910,700
Jabil, Inc.	2,036	272,722
Juniper Networks, Inc.	5,150	190,859
Keysight Technologies, Inc. (a)	2,794	436,926
KLA Corp.	2,163	1,511,007
Lam Research Corp.	2,097	2,037,382
Microchip Technology, Inc.	8,645	775,543
Micron Technology, Inc.	17,659	2,081,819
Microsoft Corp.	118,866	50,009,303
Monolithic Power Systems, Inc.	768	520,259
Motorola Solutions, Inc.	2,655	942,472
NetApp, Inc.	3,296	345,981
NVIDIA Corp.	39,513	35,702,366
NXP Semiconductors NV	4,123	1,021,556
ON Semiconductor Corp. (a)	6,836	502,788
Oracle Corp.	25,505	3,203,683
Palo Alto Networks, Inc. (a)	5,044	1,433,152
PTC, Inc. (a)	1,912	361,253
Qorvo, Inc. (a)	1,544	177,297
QUALCOMM, Inc.	17,853	3,022,513
Roper Technologies, Inc.	1,709	958,476
Salesforce, Inc.	15,485	4,663,772
Seagate Technology Holdings PLC	3,122	290,502
ServiceNow, Inc. (a)	3,279	2,499,910
Skyworks Solutions, Inc.	2,563	277,624
Super Micro Computer, Inc. (a)	805	813,074
Synopsys, Inc. (a)	2,440	1,394,460
TE Connectivity Ltd.	4,940	717,486
Teledyne Technologies, Inc. (a)	755	324,137
Teradyne, Inc.	2,446	275,982
Texas Instruments, Inc.	14,546	2,534,059
Trimble, Inc. (a)	3,980	256,153
Tyler Technologies, Inc. (a)	674	286,457
VeriSign, Inc. (a)	1,412	267,588
Western Digital Corp. (a)	5,187	353,961
Zebra Technologies Corp. Class A (a)	822	247,784
		208,469,301
Materials — 2.4%
Air Products & Chemicals, Inc.	3,556	861,512
Albemarle Corp. (b)	1,877	247,276
Amcor PLC	23,153	220,185
Avery Dennison Corp.	1,288	287,546
Ball Corp.	5,044	339,764
Celanese Corp.	1,602	275,320
CF Industries Holdings, Inc.	3,056	254,290
Corteva, Inc.	11,227	647,461
Dow, Inc.	11,235	650,843
DuPont de Nemours, Inc.	6,881	527,566
Eastman Chemical Co.	1,876	188,013
Ecolab, Inc.	4,060	937,454

MML Equity Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
FMC Corp.	1,996	$127,145
Freeport-McMoRan, Inc.	22,939	1,078,592
International Flavors & Fragrances, Inc.	4,084	351,183
International Paper Co.	5,535	215,976
Linde PLC	7,757	3,601,730
LyondellBasell Industries NV Class A	4,095	418,836
Martin Marietta Materials, Inc.	989	607,187
Mosaic Co.	5,215	169,279
Newmont Corp.	18,437	660,782
Nucor Corp.	3,933	778,341
Packaging Corp. of America	1,428	271,006
PPG Industries, Inc.	3,772	546,563
Sherwin-Williams Co.	3,767	1,308,392
Steel Dynamics, Inc.	2,433	360,643
Vulcan Materials Co.	2,126	580,228
Westrock Co.	4,111	203,289
		16,716,402
Real Estate — 2.3%
Alexandria Real Estate Equities, Inc.	2,518	324,595
American Tower Corp.	7,457	1,473,429
AvalonBay Communities, Inc.	2,269	421,036
Boston Properties, Inc.	2,313	151,062
Camden Property Trust	1,708	168,067
CBRE Group, Inc. Class A (a)	4,757	462,571
CoStar Group, Inc. (a)	6,533	631,088
Crown Castle, Inc.	6,938	734,249
Digital Realty Trust, Inc.	4,845	697,874
Equinix, Inc.	1,502	1,239,646
Equity Residential	5,530	348,998
Essex Property Trust, Inc.	1,027	251,420
Extra Space Storage, Inc.	3,380	496,860
Federal Realty Investment Trust	1,175	119,991
Healthpeak Properties, Inc.	11,394	213,637
Host Hotels & Resorts, Inc.	11,271	233,084
Invitation Homes, Inc.	9,202	327,683
Iron Mountain, Inc.	4,671	374,661
Kimco Realty Corp.	10,656	208,964
Mid-America Apartment Communities, Inc.	1,867	245,660
Prologis, Inc.	14,781	1,924,782
Public Storage	2,532	734,432
Realty Income Corp.	13,304	719,746
Regency Centers Corp.	2,628	159,152
SBA Communications Corp.	1,726	374,024
Simon Property Group, Inc.	5,214	815,939
UDR, Inc.	4,841	181,102
Ventas, Inc.	6,437	280,267
VICI Properties, Inc.	16,550	493,024
Welltower, Inc.	8,854	827,318
Weyerhaeuser Co.	11,674	419,213
		16,053,574
Utilities — 2.2%
AES Corp.	10,712	192,066
Alliant Energy Corp.	4,075	205,380
Ameren Corp.	4,206	311,076
American Electric Power Co., Inc.	8,412	724,273

MML Equity Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
American Water Works Co., Inc.	3,115	$380,684
Atmos Energy Corp.	2,413	286,833
CenterPoint Energy, Inc.	10,098	287,692
CMS Energy Corp.	4,729	285,348
Consolidated Edison, Inc.	5,523	501,544
Constellation Energy Corp.	5,109	944,399
Dominion Energy, Inc.	13,386	658,457
DTE Energy Co.	3,303	370,398
Duke Energy Corp.	12,334	1,192,821
Edison International	6,132	433,716
Entergy Corp.	3,383	357,515
Evergy, Inc.	3,675	196,172
Eversource Energy	5,588	333,995
Exelon Corp.	15,924	598,265
FirstEnergy Corp.	8,261	319,040
NextEra Energy, Inc.	32,821	2,097,590
NiSource, Inc.	6,613	182,916
NRG Energy, Inc.	3,612	244,496
PG&E Corp.	34,130	572,019
Pinnacle West Capital Corp.	1,814	135,560
PPL Corp.	11,792	324,634
Public Service Enterprise Group, Inc.	7,972	532,370
Sempra	10,067	723,113
Southern Co.	17,447	1,251,648
WEC Energy Group, Inc.	5,050	414,706
Xcel Energy, Inc.	8,827	474,451
		15,533,177

TOTAL COMMON STOCK (Cost $324,232,082)		705,167,791

TOTAL EQUITIES (Cost $324,232,082)		705,167,791

TOTAL LONG-TERM INVESTMENTS (Cost $324,232,082)		705,167,791

	Principal Amount
SHORT-TERM INVESTMENTS — 0.7%

Repurchase Agreement — 0.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/28/24, 1.600%, due 4/01/24 (c)	$4,932,522	4,932,522
U.S. Treasury Bill — 0.0%
U.S. Treasury Bills
5.320% 4/11/24 (d) (e)	10,000	9,981
5.331% 4/11/24 (d) (e)	10,000	9,981
5.341% 4/11/24 (d) (e)	10,000	9,981
5.345% 4/11/24 (d) (e)	185,000	184,650
5.386% 4/11/24 (d) (e)	20,000	19,962
5.413% 4/11/24 (d) (e)	5,000	4,991
5.505% 4/11/24 (d) (e)	55,000	54,896

MML Equity Index Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
5.524% 4/11/24 (d) (e)	$5,000	$4,991
		299,433

TOTAL SHORT-TERM INVESTMENTS (Cost $5,232,085)		5,231,955

TOTAL INVESTMENTS — 99.9% (Cost $329,464,167) (f)		710,399,746

Other Assets/(Liabilities) — 0.1%		454,094

NET ASSETS — 100.0%		$710,853,840

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2024, was $191,857 or 0.03% of net assets. The Fund received $198,795 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Maturity value of $4,933,399. Collateralized by U.S. Government Agency obligations with a rate of 5.000%, maturity date of 9/30/25, and an aggregate market value, including accrued interest, of $5,031,196.
(d)	The rate shown represents yield-to-maturity.
(e)	All or a portion of this security is pledged/held as collateral for open derivatives.
(f)	See Note 3 for aggregate cost for federal tax purposes.

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
S&P 500 E Mini Index	6/21/24	21	$5,443,063	$130,862

MML Focused Equity Fund — Portfolio of Investments

March 31, 2024 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.0%

COMMON STOCK — 97.0%
Consumer Discretionary — 12.0%
McDonald's Corp.	41,205	$11,617,750
NIKE, Inc. Class B	79,492	7,470,658
TJX Cos., Inc.	157,862	16,010,364
		35,098,772
Consumer Staples — 13.4%
Coca-Cola Co.	80,686	4,936,369
Colgate-Palmolive Co.	120,504	10,851,385
PepsiCo, Inc.	67,004	11,726,370
Procter & Gamble Co.	72,430	11,751,768
		39,265,892
Financials — 20.0%
American Express Co.	66,232	15,080,364
Chubb Ltd.	45,796	11,867,117
Marsh & McLennan Cos., Inc.	58,159	11,979,591
Mastercard, Inc. Class A	12,819	6,173,246
Visa, Inc. Class A	48,171	13,443,563
		58,543,881
Health Care — 16.3%
Danaher Corp.	59,195	14,782,175
Medtronic PLC	79,999	6,971,913
Stryker Corp.	33,189	11,877,347
UnitedHealth Group, Inc.	28,401	14,049,975
		47,681,410
Industrials — 12.7%
Honeywell International, Inc.	58,001	11,904,705
Lockheed Martin Corp.	10,572	4,808,886
Northrop Grumman Corp.	30,765	14,725,975
Union Pacific Corp.	23,148	5,692,788
		37,132,354
Information Technology — 13.3%
Accenture PLC Class A	33,203	11,508,492
Microsoft Corp.	34,672	14,587,204
Texas Instruments, Inc.	74,900	13,048,329
		39,144,025
Materials — 4.7%
Linde PLC	30,034	13,945,387
Real Estate — 4.6%
American Tower Corp.	68,938	13,621,459

TOTAL COMMON STOCK (Cost $229,315,315)		284,433,180

TOTAL EQUITIES (Cost $229,315,315)		284,433,180

TOTAL LONG-TERM INVESTMENTS (Cost $229,315,315)		284,433,180

	Principal Amount
SHORT-TERM INVESTMENTS — 2.2%

Repurchase Agreement — 2.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/28/24, 1.600%, due 4/01/24 (a)	$6,361,775	6,361,775

TOTAL SHORT-TERM INVESTMENTS (Cost $6,361,775)		6,361,775

TOTAL INVESTMENTS — 99.2% (Cost $235,677,090) (b)		290,794,955

Other Assets/(Liabilities) — 0.8%		2,397,856

NET ASSETS — 100.0%		$293,192,811

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Maturity value of $6,362,906. Collateralized by U.S. Government Agency obligations with a rate of 5.000%, maturity date of 9/30/25, and an aggregate market value, including accrued interest, of $6,489,034.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MML Foreign Fund — Portfolio of Investments

March 31, 2024 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.9%

COMMON STOCK — 98.3%
Australia — 4.7%
BHP Group Ltd.	22,900	$661,333
Glencore PLC	283,000	1,556,910
Macquarie Group Ltd.	16,000	2,082,419
Santos Ltd.	399,800	2,019,319
Sonic Healthcare Ltd.	57,600	1,103,857
Westpac Banking Corp.	30,800	524,584
Whitehaven Coal Ltd.	105,300	487,205
		8,435,627
Belgium — 3.7%
Anheuser-Busch InBev SA	52,400	3,187,412
Groupe Bruxelles Lambert NV	14,200	1,073,917
KBC Group NV	22,800	1,713,109
Liberty Global Ltd. Class C (a)	37,200	656,208
		6,630,646
Canada — 0.8%
CCL Industries, Inc. Class B (b)	17,900	914,855
TFI International, Inc. (b)	2,800	446,495
		1,361,350
Denmark — 0.5%
Novo Nordisk AS Class B	7,200	922,291
France — 9.8%
Accor SA	41,100	1,918,577
Amundi SA (c)	20,500	1,406,498
Capgemini SE	10,600	2,444,283
Cie de Saint-Gobain SA	17,500	1,357,052
Engie SA	31,500	529,350
Rexel SA	16,300	439,877
Societe Generale SA	64,800	1,743,411
Sodexo SA	16,000	1,371,864
Teleperformance SE	5,900	572,121
TotalEnergies SE (b)	39,100	2,688,516
Veolia Environnement SA	90,612	2,939,708
		17,411,257
Germany — 10.9%
Allianz SE Registered	6,400	1,917,984
BASF SE	21,300	1,216,349
Deutsche Boerse AG	8,100	1,657,343
Deutsche Post AG Registered	46,800	2,015,370
Heidelberg Materials AG	23,700	2,606,921

MML Foreign Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Infineon Technologies AG	56,500	$1,920,757
K&S AG Registered	31,500	491,333
SAP SE	19,600	3,815,986
Siemens AG Registered	14,100	2,691,761
Zalando SE (a) (c)	38,400	1,097,445
		19,431,249
Hong Kong — 0.7%
CK Asset Holdings Ltd.	282,200	1,162,535
Ireland — 3.9%
AerCap Holdings NV (a)	27,800	2,416,098
AIB Group PLC	320,400	1,625,012
Smurfit Kappa Group PLC	63,100	2,878,475
		6,919,585
Israel — 1.0%
Check Point Software Technologies Ltd. (a)	10,900	1,787,709
Italy — 0.3%
Prysmian SpA	11,400	595,367
Japan — 20.6%
Astellas Pharma, Inc.	128,700	1,383,104
Canon, Inc. (b)	42,800	1,274,067
Denka Co. Ltd. (b)	7,400	115,307
FANUC Corp.	58,500	1,636,182
Fujitsu Ltd.	157,000	2,513,964
Hitachi Ltd.	34,900	3,187,756
Kyocera Corp.	153,200	2,046,233
Nintendo Co. Ltd.	38,900	2,129,109
Olympus Corp.	93,300	1,342,260
ORIX Corp.	128,500	2,809,562
Rakuten Group, Inc. (a)	288,400	1,636,536
Renesas Electronics Corp.	84,900	1,519,570
SBI Holdings, Inc.	91,800	2,405,983
Seven & i Holdings Co. Ltd.	192,000	2,794,707
Sony Group Corp.	36,700	3,145,283
Square Enix Holdings Co. Ltd.	16,200	623,372
Sumitomo Mitsui Financial Group, Inc.	49,800	2,911,331
Toyota Industries Corp.	30,500	3,188,307
		36,662,633
Luxembourg — 0.9%
ArcelorMittal SA	58,400	1,604,398
Eurofins Scientific SE	1,200	76,486
		1,680,884
Netherlands — 5.1%
ASML Holding NV	2,400	2,304,199
EXOR NV	4,900	544,569
Heineken Holding NV	22,800	1,839,384
ING Groep NV Series N	81,900	1,348,819
Koninklijke Philips NV (a)	18,509	371,159
Pluxee NV (a)	16,000	472,968

MML Foreign Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Shell PLC	67,300	$2,232,916
		9,114,014
Norway — 1.2%
Aker BP ASA	65,573	1,638,773
DNB Bank ASA	23,300	462,532
		2,101,305
Republic of Korea — 2.0%
Samsung Electronics Co. Ltd.	60,700	3,634,402
Singapore — 1.4%
DBS Group Holdings Ltd.	92,600	2,476,790
Sweden — 2.3%
Essity AB Class B (b)	75,900	1,802,490
Husqvarna AB Class B	43,000	367,976
Skandinaviska Enskilda Banken AB Class A	108,000	1,460,752
Volvo AB Class B (b)	20,798	563,272
		4,194,490
Switzerland — 3.1%
ABB Ltd. Registered	13,200	612,648
Cie Financiere Richemont SA Registered Class A	14,000	2,141,639
Julius Baer Group Ltd.	16,400	946,693
Novartis AG Registered	19,000	1,840,043
		5,541,023
United Kingdom — 17.1%
Ashtead Group PLC	23,600	1,677,514
Aviva PLC	177,076	1,111,273
Barratt Developments PLC	135,100	812,488
BP PLC	449,000	2,821,217
Bunzl PLC	25,700	989,671
Burberry Group PLC	30,800	472,518
CK Hutchison Holdings Ltd.	461,500	2,231,129
DCC PLC	28,500	2,074,622
Dowlais Group PLC	325,896	320,773
Entain PLC	80,100	805,163
Inchcape PLC	121,700	1,113,934
Informa PLC	76,800	805,190
Kingfisher PLC	171,900	540,691
Legal & General Group PLC	609,700	1,955,980
Lloyds Banking Group PLC	4,364,100	2,856,724
Pearson PLC	52,400	688,820
Persimmon PLC	46,700	774,850
Reckitt Benckiser Group PLC	36,900	2,099,203
Smith & Nephew PLC	153,600	1,942,335
Tesco PLC	567,005	2,121,791
Unilever PLC	46,400	2,330,029
		30,545,915
United States — 8.3%
CNH Industrial NV	140,700	1,823,472
GSK PLC	103,300	2,218,569

MML Foreign Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Linde PLC	3,700	$1,717,984
Nestle SA Registered	25,100	2,665,128
Roche Holding AG	12,800	3,267,544
Sanofi SA	22,800	2,237,076
Stellantis NV	30,800	875,407
		14,805,180

TOTAL COMMON STOCK (Cost $158,971,257)		175,414,252

PREFERRED STOCK — 0.6%
Germany — 0.6%
Henkel AG & Co. KGaA 2.487%
	13,200	1,060,849

TOTAL PREFERRED STOCK (Cost $1,030,124)		1,060,849

TOTAL EQUITIES (Cost $160,001,381)		176,475,101

TOTAL LONG-TERM INVESTMENTS (Cost $160,001,381)		176,475,101

SHORT-TERM INVESTMENTS — 2.1%
Investment of Cash Collateral from Securities Loaned — 2.1%
State Street Navigator Securities Lending Government Money Market Portfolio (d)	3,741,838	3,741,838

TOTAL SHORT-TERM INVESTMENTS (Cost $3,741,838)		3,741,838

TOTAL INVESTMENTS — 101.0% (Cost $163,743,219) (e)		180,216,939

Other Assets/(Liabilities) — (1.0)%		(1,832,598)

NET ASSETS — 100.0%		$178,384,341

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2024, was $6,560,744 or 3.68% of net assets. The Fund received $3,165,410 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2024, the aggregate market value of these securities amounted to $2,503,943 or 1.40% of net assets.
(d)	Represents investment of security lending cash collateral. (Note 2).
(e)	See Note 3 for aggregate cost for federal tax purposes.

MML Fundamental Equity Fund — Portfolio of Investments

March 31, 2024 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.6%

COMMON STOCK — 96.6%
Communication Services — 11.1%
Alphabet, Inc. Class A (a)	39,082	$5,898,646
Meta Platforms, Inc. Class A	8,471	4,113,348
Netflix, Inc. (a)	1,994	1,211,016
T-Mobile US, Inc.	6,252	1,020,452
Verizon Communications, Inc.	65,514	2,748,968
Walt Disney Co.	13,076	1,599,979
		16,592,409
Consumer Discretionary — 7.4%
Amazon.com, Inc. (a)	32,756	5,908,527
Aptiv PLC (a)	3,752	298,847
Lowe's Cos., Inc.	3,149	802,145
Mobileye Global, Inc. Class A (a) (b)	23,104	742,794
Starbucks Corp.	14,040	1,283,115
Tesla, Inc. (a)	2,941	516,998
Valvoline, Inc. (a)	33,417	1,489,396
		11,041,822
Consumer Staples — 6.3%
Constellation Brands, Inc. Class A	11,673	3,172,254
Coty, Inc. Class A (a)	73,020	873,319
Philip Morris International, Inc.	34,264	3,139,268
Walmart, Inc.	36,122	2,173,461
		9,358,302
Energy — 4.0%
Chevron Corp.	7,002	1,104,495
Exxon Mobil Corp.	34,758	4,040,270
Marathon Oil Corp.	30,441	862,698
		6,007,463
Financials — 14.2%
American Express Co.	13,442	3,060,609
American International Group, Inc.	32,201	2,517,152
Arthur J Gallagher & Co.	4,611	1,152,934
Charles Schwab Corp.	33,322	2,410,514
Equitable Holdings, Inc.	50,847	1,932,695
Fiserv, Inc. (a)	14,543	2,324,262
JP Morgan Chase & Co.	18,558	3,717,167
M&T Bank Corp.	4,306	626,265
Mastercard, Inc. Class A	4,372	2,105,424

MML Fundamental Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Wells Fargo & Co.	23,924	$1,386,635
		21,233,657
Health Care — 14.2%
Becton Dickinson & Co.	5,782	1,430,756
Biogen, Inc. (a)	2,558	551,582
Boston Scientific Corp. (a)	21,333	1,461,097
Eli Lilly & Co.	3,287	2,557,154
Gilead Sciences, Inc.	23,192	1,698,814
HCA Healthcare, Inc.	5,635	1,879,442
Lonza Group AG Registered	2,739	1,639,950
Merck & Co., Inc.	19,699	2,599,283
Tenet Healthcare Corp. (a)	14,723	1,547,535
UnitedHealth Group, Inc.	6,221	3,077,529
Zimmer Biomet Holdings, Inc.	21,140	2,790,057
		21,233,199
Industrials — 8.8%
Emerson Electric Co.	19,249	2,183,222
Equifax, Inc.	8,301	2,220,683
Hubbell, Inc.	4,532	1,881,007
Huntington Ingalls Industries, Inc.	2,516	733,339
Otis Worldwide Corp.	11,123	1,104,180
Paylocity Holding Corp. (a)	6,334	1,088,561
Uber Technologies, Inc. (a)	16,704	1,286,041
United Parcel Service, Inc. Class B	17,503	2,601,471
		13,098,504
Information Technology — 25.7%
Amdocs Ltd.	14,458	1,306,569
Apple, Inc.	39,411	6,758,198
Applied Materials, Inc.	14,056	2,898,769
Autodesk, Inc. (a)	5,821	1,515,905
Dell Technologies, Inc. Class C	6,537	745,937
Microsoft Corp.	27,619	11,619,866
NVIDIA Corp.	9,105	8,226,914
ServiceNow, Inc. (a)	3,342	2,547,941
Texas Instruments, Inc.	7,844	1,366,503
Tyler Technologies, Inc. (a)	3,020	1,283,530
		38,270,132
Materials — 1.5%
CRH PLC	9,520	821,195
DuPont de Nemours, Inc.	17,403	1,334,288
		2,155,483
Real Estate — 1.7%
Prologis, Inc.	19,555	2,546,452
Utilities — 1.7%
Ameren Corp.	7,801	576,962
Atmos Energy Corp.	8,919	1,060,201

MML Fundamental Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
FirstEnergy Corp.	22,040	$851,185
		2,488,348

TOTAL COMMON STOCK (Cost $111,727,945)		144,025,771

TOTAL EQUITIES (Cost $111,727,945)		144,025,771

TOTAL LONG-TERM INVESTMENTS (Cost $111,727,945)		144,025,771

SHORT-TERM INVESTMENTS — 3.0%
Investment of Cash Collateral from Securities Loaned — 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio (c)	762,432	762,432

	Principal Amount
Repurchase Agreement — 2.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/28/24, 1.600%, due 4/01/24 (d)	$3,752,079	3,752,079

TOTAL SHORT-TERM INVESTMENTS (Cost $4,514,511)		4,514,511

TOTAL INVESTMENTS — 99.6% (Cost $116,242,456) (e)		148,540,282

Other Assets/(Liabilities) — 0.4%		646,250

NET ASSETS — 100.0%		$149,186,532

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2024, was $742,794 or 0.50% of net assets. (Note 2).
(c)	Represents investment of security lending cash collateral. (Note 2).
(d)	Maturity value of $3,752,746. Collateralized by U.S. Government Agency obligations with a rate of 5.000%, maturity date of 9/30/25, and an aggregate market value, including accrued interest, of $3,827,159.
(e)	See Note 3 for aggregate cost for federal tax purposes.

MML Fundamental Value Fund — Portfolio of Investments

March 31, 2024 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.2%

COMMON STOCK — 99.2%
Communication Services — 5.6%
Alphabet, Inc. Class A (a)	34,931	$5,272,136
Omnicom Group, Inc.	18,879	1,826,732
T-Mobile US, Inc.	14,348	2,341,881
Take-Two Interactive Software, Inc. (a)	4,007	594,999
		10,035,748
Consumer Discretionary — 4.9%
AutoNation, Inc. (a)	5,761	953,906
AutoZone, Inc. (a)	991	3,123,285
Booking Holdings, Inc.	390	1,414,873
LKQ Corp.	9,674	516,688
MGM Resorts International (a)	32,856	1,551,132
Ulta Beauty, Inc. (a)	2,063	1,078,702
		8,638,586
Consumer Staples — 8.4%
Coca-Cola Europacific Partners PLC	14,913	1,043,164
J. M. Smucker Co.	11,073	1,393,759
Kenvue, Inc.	77,388	1,660,746
Keurig Dr Pepper, Inc.	28,096	861,704
Philip Morris International, Inc.	32,326	2,961,708
Target Corp.	10,571	1,873,287
US Foods Holding Corp (a)	42,431	2,290,001
Walmart, Inc.	48,186	2,899,352
		14,983,721
Energy — 11.4%
BP PLC Sponsored ADR	41,852	1,576,983
Canadian Natural Resources Ltd.	24,477	1,868,085
Cenovus Energy, Inc.	145,401	2,906,566
ConocoPhillips	20,070	2,554,510
Diamondback Energy, Inc.	9,172	1,817,615
Marathon Petroleum Corp.	15,082	3,039,023
Nov, Inc.	33,672	657,277
Peabody Energy Corp.	29,902	725,422
Phillips 66	15,699	2,564,275
Schlumberger NV	45,523	2,495,116
		20,204,872
Financials — 24.2%
American Express Co.	11,969	2,725,222
Aon PLC Class A	3,881	1,295,167
Arthur J Gallagher & Co.	4,942	1,235,698
Berkshire Hathaway, Inc. Class B (a)	15,260	6,417,135

MML Fundamental Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Charles Schwab Corp.	25,991	$1,880,189
Chubb Ltd.	6,696	1,735,135
Corpay, Inc. (a)	6,066	1,871,604
Discover Financial Services	11,577	1,517,629
Fidelity National Information Services, Inc.	14,930	1,107,507
Global Payments, Inc.	16,493	2,204,454
Goldman Sachs Group, Inc.	4,612	1,926,386
Huntington Bancshares, Inc.	126,849	1,769,544
Intercontinental Exchange, Inc.	10,733	1,475,036
JP Morgan Chase & Co.	39,386	7,889,016
LPL Financial Holdings, Inc.	3,205	846,761
Morgan Stanley	40,357	3,800,015
Wells Fargo & Co.	56,165	3,255,323
		42,951,821
Health Care — 14.0%
Abbott Laboratories	21,237	2,413,798
Amgen, Inc.	7,637	2,171,352
Avantor, Inc. (a)	69,862	1,786,371
Bristol-Myers Squibb Co.	38,341	2,079,233
Cencora, Inc.	10,564	2,566,946
Centene Corp. (a)	25,520	2,002,810
Cigna Group	6,375	2,315,336
ICON PLC (a)	7,398	2,485,358
McKesson Corp.	3,980	2,136,663
Sanofi SA ADR	57,844	2,811,218
UnitedHealth Group, Inc.	4,163	2,059,436
		24,828,521
Industrials — 14.3%
Allegion PLC	8,802	1,185,718
Atkore, Inc.	46	8,757
Builders FirstSource, Inc. (a)	4,357	908,652
Deere & Co.	2,222	912,664
Dover Corp.	4,822	854,410
Eaton Corp. PLC	4,824	1,508,368
Fortive Corp.	20,843	1,792,915
General Dynamics Corp.	9,886	2,792,696
Howmet Aerospace, Inc.	25,170	1,722,383
Jacobs Solutions, Inc.	12,433	1,911,325
Leidos Holdings, Inc.	13,010	1,705,481
Masco Corp.	16,990	1,340,171
Norfolk Southern Corp.	7,758	1,977,282
United Rentals, Inc.	3,219	2,321,253
WESCO International, Inc.	9,779	1,674,947
Westinghouse Air Brake Technologies Corp.	11,229	1,635,841
WillScot Mobile Mini Holdings Corp. (a)	23,782	1,105,863
		25,358,726
Information Technology — 12.4%
Advanced Micro Devices, Inc. (a)	10,351	1,868,252
Applied Materials, Inc.	11,524	2,376,595
Cognizant Technology Solutions Corp. Class A	19,529	1,431,280
Dell Technologies, Inc. Class C	23,504	2,682,041
Flex Ltd. (a)	34,343	982,553
Keysight Technologies, Inc. (a)	3,028	473,519

MML Fundamental Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Lam Research Corp.	1,019	$990,030
Microchip Technology, Inc.	24,311	2,180,940
Micron Technology, Inc.	24,899	2,935,343
Nice Ltd. Sponsored ADR (a) (b)	3,543	923,377
NXP Semiconductors NV	2,973	736,620
Oracle Corp.	29,030	3,646,458
QUALCOMM, Inc.	5,031	851,748
		22,078,756
Materials — 2.9%
CRH PLC	28,825	2,486,445
DuPont de Nemours, Inc.	9,823	753,129
Olin Corp.	11,850	696,780
Teck Resources Ltd. Class B	25,128	1,150,360
		5,086,714
Utilities — 1.1%
CenterPoint Energy, Inc.	26,436	753,162
FirstEnergy Corp.	32,741	1,264,457
		2,017,619

TOTAL COMMON STOCK (Cost $128,106,169)		176,185,084

TOTAL EQUITIES (Cost $128,106,169)		176,185,084

TOTAL LONG-TERM INVESTMENTS (Cost $128,106,169)		176,185,084

	Principal Amount
SHORT-TERM INVESTMENTS — 0.9%

Repurchase Agreement — 0.9%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/28/24, 1.600%, due 4/01/24 (c)	$1,535,497	1,535,497

TOTAL SHORT-TERM INVESTMENTS (Cost $1,535,497)		1,535,497

TOTAL INVESTMENTS — 100.1% (Cost $129,641,666) (d)		177,720,581

Other Assets/(Liabilities) — (0.1)%		(114,676)

NET ASSETS — 100.0%		$177,605,905

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2024, was $913,994 or 0.51% of net assets. The Fund received $948,529 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Maturity value of $1,535,770. Collateralized by U.S. Government Agency obligations with a rate of 5.000%, maturity date of 9/30/25, and an aggregate market value, including accrued interest, of $1,566,287.
(d)	See Note 3 for aggregate cost for federal tax purposes.

MML Global Fund — Portfolio of Investments

March 31, 2024 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.1%

COMMON STOCK — 98.1%
Austria — 0.6%
Erste Group Bank AG	17,496	$779,081
Canada — 3.6%
Canadian National Railway Co. (a)	16,268	2,142,658
Canadian Pacific Kansas City Ltd. (a)	30,261	2,668,113
		4,810,771
Denmark — 0.6%
Carlsberg AS Class B	5,383	737,541
France — 7.6%
Air Liquide SA	6,592	1,373,779
Capgemini SE	5,632	1,298,698
EssilorLuxottica SA	2,693	610,756
Hermes International SCA	264	676,800
Legrand SA	15,999	1,692,662
LVMH Moet Hennessy Louis Vuitton SE	3,218	2,910,479
Pernod Ricard SA	10,257	1,658,447
		10,221,621
Germany — 3.1%
Brenntag SE	7,182	604,992
Deutsche Boerse AG	3,512	718,591
Merck KGaA	12,154	2,145,038
MTU Aero Engines AG	2,434	617,608
		4,086,229
Israel — 1.3%
Check Point Software Technologies Ltd. (b)	10,199	1,672,738
Japan — 2.4%
Hoya Corp.	4,600	575,837
Kubota Corp.	80,400	1,280,255
Olympus Corp.	93,600	1,346,576
		3,202,668
Mexico — 0.3%
Grupo Financiero Banorte SAB de CV Class O	43,419	467,223
Netherlands — 2.2%
Akzo Nobel NV	13,178	982,901
Heineken NV	20,853	2,009,304
		2,992,205

MML Global Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Republic of Korea — 1.1%
Samsung Electronics Co. Ltd.	24,954	$1,494,116
Spain — 2.8%
Aena SME SA (c)	6,544	1,288,209
Amadeus IT Group SA	17,506	1,122,696
Cellnex Telecom SA (c)	36,761	1,299,834
		3,710,739
Sweden — 1.0%
Essity AB Class B (a)	58,019	1,377,848
Switzerland — 4.6%
Cie Financiere Richemont SA Registered Class A	16,145	2,469,769
Julius Baer Group Ltd.	8,265	477,099
Sonova Holding AG Registered	2,366	684,802
UBS Group AG Registered	83,749	2,573,925
		6,205,595
United Kingdom — 7.3%
Burberry Group PLC	46,434	712,367
Compass Group PLC	26,987	790,910
Diageo PLC	68,802	2,540,900
Intertek Group PLC	14,050	885,317
London Stock Exchange Group PLC	9,045	1,083,399
Reckitt Benckiser Group PLC	20,790	1,182,722
Rolls-Royce Holdings PLC (b)	238,598	1,283,137
Whitbread PLC	13,512	565,987
WPP PLC	71,674	678,301
		9,723,040
United States — 59.6%
Abbott Laboratories	14,848	1,687,624
Accenture PLC Class A	5,036	1,745,528
Air Products & Chemicals, Inc.	4,452	1,078,586
Alphabet, Inc. Class A (b)	18,961	2,861,784
American Express Co.	8,899	2,026,213
Amphenol Corp. Class A	10,295	1,187,528
Aon PLC Class A	5,123	1,709,648
Aptiv PLC (b)	10,042	799,845
Becton Dickinson & Co.	7,505	1,857,112
Boston Scientific Corp. (b)	28,654	1,962,512
Carrier Global Corp.	7,042	409,351
Charles Schwab Corp.	40,232	2,910,383
Cognizant Technology Solutions Corp. Class A	12,401	908,869
Comcast Corp. Class A	66,438	2,880,087
The Cooper Cos., Inc.	12,205	1,238,319
eBay, Inc.	17,037	899,213
Equifax, Inc.	3,260	872,115
Experian PLC	32,422	1,415,416
Fidelity National Information Services, Inc.	16,317	1,210,395
Fiserv, Inc. (b)	9,271	1,481,691
Goldman Sachs Group, Inc.	5,990	2,501,963
Honeywell International, Inc.	13,115	2,691,854
International Flavors & Fragrances, Inc.	18,924	1,627,275
Linde PLC	6,189	2,873,676

MML Global Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Marriott International, Inc. Class A	4,024	$1,015,295
Medtronic PLC	35,925	3,130,864
Microchip Technology, Inc.	8,412	754,641
Microsoft Corp.	5,357	2,253,797
Nestle SA Registered	21,553	2,288,507
Omnicom Group, Inc.	3,968	383,944
Oracle Corp.	20,981	2,635,423
Otis Worldwide Corp.	8,150	809,051
PPG Industries, Inc.	9,183	1,330,617
Roche Holding AG	9,610	2,453,210
Schneider Electric SE	15,883	3,591,659
Stryker Corp.	2,188	783,020
Thermo Fisher Scientific, Inc.	5,763	3,349,513
TransUnion	14,063	1,122,227
Union Pacific Corp.	6,639	1,632,729
United Parcel Service, Inc. Class B	6,544	972,635
Visa, Inc. Class A	13,937	3,889,538
Walt Disney Co.	14,763	1,806,401
Waters Corp. (b)	5,338	1,837,500
Willis Towers Watson PLC	10,362	2,849,550
		79,727,108

TOTAL COMMON STOCK (Cost $101,410,874)		131,208,523

TOTAL EQUITIES (Cost $101,410,874)		131,208,523

TOTAL LONG-TERM INVESTMENTS (Cost $101,410,874)		131,208,523

SHORT-TERM INVESTMENTS — 2.5%
Investment of Cash Collateral from Securities Loaned — 2.0%
State Street Navigator Securities Lending Government Money Market Portfolio (d)	2,696,220	2,696,220

	Principal Amount
Repurchase Agreement — 0.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/28/24, 1.600%, due 4/01/24 (e)	$590,419	590,419

TOTAL SHORT-TERM INVESTMENTS (Cost $3,286,639)		3,286,639

TOTAL INVESTMENTS — 100.6% (Cost $104,697,513) (f)		134,495,162

Other Assets/(Liabilities) — (0.6)%		(743,730)

NET ASSETS — 100.0%		$133,751,432

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2024, was $6,113,320 or 4.57% of net assets. The Fund received $3,610,651 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(b)	Non-income producing security.
(c)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2024, the aggregate market value of these securities amounted to $2,588,043 or 1.93% of net assets.
(d)	Represents investment of security lending cash collateral. (Note 2).
(e)	Maturity value of $590,524. Collateralized by U.S. Government Agency obligations with a rate of 5.000%, maturity date of 9/30/25, and an aggregate market value, including accrued interest, of $602,276.
(f)	See Note 3 for aggregate cost for federal tax purposes.

MML Income & Growth Fund — Portfolio of Investments

March 31, 2024 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.7%

COMMON STOCK — 98.7%
Communication Services — 4.4%
Alphabet, Inc. Class C (a)	9,256	$1,409,319
Comcast Corp. Class A	78,269	3,392,961
Electronic Arts, Inc.	8,411	1,115,887
T-Mobile US, Inc.	5,707	931,497
		6,849,664
Consumer Discretionary — 4.7%
Aptiv PLC (a)	9,728	774,835
Aramark	34,788	1,131,306
Las Vegas Sands Corp.	24,437	1,263,393
Lithia Motors, Inc.	2,559	769,901
SharkNinja, Inc.	19,719	1,228,297
United Parks & Resorts, Inc. (a)	18,769	1,055,005
Wynn Resorts Ltd.	11,832	1,209,585
		7,432,322
Consumer Staples — 8.3%
Coca-Cola Europacific Partners PLC	39,047	2,731,338
Keurig Dr Pepper, Inc.	38,891	1,192,787
Kraft Heinz Co.	26,503	977,961
Molson Coors Beverage Co. Class B	17,466	1,174,588
Philip Morris International, Inc.	46,089	4,222,674
Procter & Gamble Co.	9,803	1,590,537
Tyson Foods, Inc. Class A	19,994	1,174,247
		13,064,132
Energy — 9.8%
Enbridge, Inc.	84,048	3,040,857
Halliburton Co.	29,083	1,146,452
Hess Corp.	23,810	3,634,358
Phillips 66	22,717	3,710,595
Pioneer Natural Resources Co.	4,337	1,138,462
Plains GP Holdings LP Class A	148,615	2,712,224
		15,382,948
Financials — 15.7%
Allstate Corp.	17,407	3,011,585
American Express Co.	3,861	879,111
American International Group, Inc.	15,171	1,185,917
Axis Capital Holdings Ltd.	12,403	806,443
Berkshire Hathaway, Inc. Class B (a)	2,680	1,126,994
Chubb Ltd.	12,761	3,306,758
Fidelity National Information Services, Inc.	58,104	4,310,155
JP Morgan Chase & Co.	12,384	2,480,515

MML Income & Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
M&T Bank Corp.	5,590	$813,010
Northern Trust Corp.	13,952	1,240,612
US Bancorp	14,652	654,944
Wells Fargo & Co.	61,271	3,551,267
Willis Towers Watson PLC	4,724	1,299,100
		24,666,411
Health Care — 16.7%
Avantor, Inc. (a)	49,940	1,276,966
Cigna Group	6,716	2,439,184
CVS Health Corp.	39,305	3,134,967
Elevance Health, Inc.	2,011	1,042,784
Humana, Inc.	7,806	2,706,496
Johnson & Johnson	5,532	875,107
LivaNova PLC (a)	10,372	580,209
Medtronic PLC	39,598	3,450,966
Merck & Co., Inc.	36,144	4,769,201
Sanofi SA ADR	23,680	1,150,848
Smith & Nephew PLC Sponsored ADR (b)	89,403	2,267,260
UnitedHealth Group, Inc.	4,996	2,471,521
		26,165,509
Industrials — 13.1%
AECOM	11,610	1,138,709
AerCap Holdings NV (a)	17,103	1,486,422
BWX Technologies, Inc.	14,805	1,519,289
CACI International, Inc. Class A (a)	3,247	1,230,061
General Dynamics Corp.	8,844	2,498,341
Jacobs Solutions, Inc.	7,146	1,098,555
JB Hunt Transport Services, Inc.	4,456	887,858
Johnson Controls International PLC	6,100	398,452
MDU Resources Group, Inc.	44,517	1,121,828
RTX Corp.	20,898	2,038,182
Stanley Black & Decker, Inc.	18,833	1,844,316
U-Haul Holding Co.	13,774	918,450
Vertiv Holdings Co. Class A	45,224	3,693,444
Vestis Corp.	33,091	637,664
		20,511,571
Information Technology — 7.3%
Broadcom, Inc.	1,828	2,422,850
Ciena Corp. (a)	10,886	538,313
Cognizant Technology Solutions Corp. Class A	15,480	1,134,529
Microchip Technology, Inc.	11,116	997,216
Oracle Corp.	22,930	2,880,237
QUALCOMM, Inc.	9,271	1,569,580
Skyworks Solutions, Inc.	16,785	1,818,151
		11,360,876
Materials — 8.6%
Air Products & Chemicals, Inc.	15,207	3,684,200
Axalta Coating Systems Ltd. (a)	40,184	1,381,928
CRH PLC	21,685	1,870,548
DuPont de Nemours, Inc.	31,519	2,416,562
Element Solutions, Inc.	46,182	1,153,626
International Flavors & Fragrances, Inc.	18,815	1,617,902

MML Income & Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Knife River Corp. (a)	17,186	$1,393,441
		13,518,207
Real Estate — 5.5%
COPT Defense Properties	31,641	764,763
CubeSmart	17,808	805,278
Howard Hughes Holdings, Inc. (a)	6,765	491,274
Mid-America Apartment Communities, Inc.	14,881	1,958,042
Public Storage	10,989	3,187,469
VICI Properties, Inc.	46,112	1,373,677
		8,580,503
Utilities — 4.6%
CenterPoint Energy, Inc.	32,144	915,783
Entergy Corp.	34,237	3,618,166
Pinnacle West Capital Corp.	35,647	2,663,899
		7,197,848

TOTAL COMMON STOCK (Cost $119,878,483)		154,729,991

TOTAL EQUITIES (Cost $119,878,483)		154,729,991

TOTAL LONG-TERM INVESTMENTS (Cost $119,878,483)		154,729,991

SHORT-TERM INVESTMENTS — 2.0%
Investment of Cash Collateral from Securities Loaned — 1.1%
State Street Navigator Securities Lending Government Money Market Portfolio (c)	1,625,546	1,625,546

	Principal Amount
Repurchase Agreement — 0.9%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/28/24, 1.600%, due 4/01/24 (d)	$1,461,797	1,461,797

TOTAL SHORT-TERM INVESTMENTS (Cost $3,087,343)		3,087,343

TOTAL INVESTMENTS — 100.7% (Cost $122,965,826) (e)		157,817,334

Other Assets/(Liabilities) — (0.7)%		(1,088,706)

NET ASSETS — 100.0%		$156,728,628

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2024, was $1,585,533 or 1.01% of net assets. (Note 2).
(c)	Represents investment of security lending cash collateral. (Note 2).
(d)	Maturity value of $1,462,056. Collateralized by U.S. Government Agency obligations with a rate of 5.000%, maturity date of 9/30/25, and an aggregate market value, including accrued interest, of $1,491,144.
(e)	See Note 3 for aggregate cost for federal tax purposes.

MML International Equity Fund — Portfolio of Investments

March 31, 2024 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.6%

COMMON STOCK — 98.0%
Australia — 1.2%
Brambles Ltd.	20,000	$210,882
Glencore PLC	274,544	1,510,390
Rio Tinto PLC	20,442	1,297,159
		3,018,431
Belgium — 1.2%
Anheuser-Busch InBev SA	16,500	1,003,670
KBC Group NV	14,565	1,094,361
Liberty Global Ltd. Class A (a)	41,300	698,796
		2,796,827
Canada — 3.2%
Canadian National Railway Co. (b)	17,684	2,329,160
Intact Financial Corp.	7,267	1,180,488
Open Text Corp. (b)	32,200	1,249,442
Suncor Energy, Inc.	40,435	1,492,264
Toronto-Dominion Bank	26,891	1,622,930
		7,874,284
China — 2.9%
Alibaba Group Holding Ltd.	153,540	1,385,670
NetEase, Inc.	58,400	1,213,661
Prosus NV	66,416	2,081,224
Tencent Holdings Ltd.	43,900	1,713,184
Yum China Holdings, Inc.	16,911	672,889
		7,066,628
Denmark — 2.9%
Carlsberg AS Class B	13,816	1,892,972
DSV AS	6,690	1,087,027
Novo Nordisk AS Class B	33,050	4,233,570
		7,213,569
France — 15.9%
Accor SA	28,400	1,325,732
Air Liquide SA	24,903	5,189,809
BNP Paribas SA	44,976	3,200,862
Capgemini SE	20,347	4,691,870
Cie de Saint-Gobain SA	27,691	2,147,321
Cie Generale des Etablissements Michelin SCA Class A	41,476	1,590,192
Danone SA	16,000	1,033,829
Dassault Systemes SE	20,636	912,755
Edenred SE	35,588	1,897,260

MML International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Engie SA	130,181	$2,187,661
EssilorLuxottica SA	12,530	2,841,730
Kering SA	5,325	2,104,782
Legrand SA	14,852	1,571,311
LVMH Moet Hennessy Louis Vuitton SE	4,527	4,094,387
Pernod Ricard SA	12,413	2,007,049
Publicis Groupe SA	6,816	742,801
Valeo SE	64,184	801,885
Worldline SA (a) (c)	63,200	782,459
		39,123,695
Germany — 14.5%
adidas AG	5,065	1,131,382
Allianz SE Registered	6,210	1,861,044
Bayer AG Registered	86,994	2,667,936
Bayerische Motoren Werke AG	15,600	1,799,947
Beiersdorf AG	21,831	3,178,488
Brenntag SE	11,190	942,615
Continental AG	25,135	1,814,233
Daimler Truck Holding AG	33,390	1,691,431
Deutsche Boerse AG	14,071	2,879,070
Fresenius Medical Care AG	54,600	2,099,865
Fresenius SE & Co. KGaA	62,000	1,672,109
Henkel AG & Co. KGaA	11,500	828,259
Mercedes Benz Group AG	29,858	2,378,287
Merck KGaA	16,020	2,827,341
MTU Aero Engines AG	3,930	997,206
SAP SE	27,130	5,282,025
Siemens AG Registered	6,435	1,228,474
thyssenkrupp AG	83,574	448,479
		35,728,191
Hong Kong — 2.3%
AIA Group Ltd.	326,600	2,191,809
Prudential PLC	356,389	3,352,382
		5,544,191
India — 1.0%
Axis Bank Ltd.	41,882	526,589
HDFC Bank Ltd. ADR	31,855	1,782,924
		2,309,513
Indonesia — 0.1%
Bank Mandiri Persero Tbk. PT	382,700	175,203
Ireland — 0.5%
AIB Group PLC	207,904	1,054,452
Smurfit Kappa Group PLC	4,100	187,033
		1,241,485
Israel — 0.6%
Check Point Software Technologies Ltd. (a)	9,476	1,554,159
Italy — 4.2%
Eni SpA	119,774	1,899,021

MML International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Intesa Sanpaolo SpA	1,288,329	$4,674,279
Ryanair Holdings PLC Sponsored ADR	26,204	3,815,040
		10,388,340
Japan — 11.5%
Daikin Industries Ltd.	13,000	1,778,269
Denso Corp.	125,700	2,405,159
Fujitsu Ltd.	60,000	960,751
Hitachi Ltd.	50,300	4,594,388
Hoya Corp.	10,800	1,351,965
Komatsu Ltd.	24,200	716,618
Kose Corp.	13,300	720,307
Kubota Corp.	42,100	670,382
Kyocera Corp.	124,200	1,658,892
Mitsubishi Electric Corp.	103,400	1,733,140
Olympus Corp.	109,900	1,581,076
Recruit Holdings Co. Ltd.	13,800	607,919
Seven & i Holdings Co. Ltd.	118,200	1,720,492
Shin-Etsu Chemical Co. Ltd.	30,800	1,351,378
SMC Corp.	3,300	1,862,066
Sony Group Corp.	24,100	2,065,431
Terumo Corp.	89,000	1,631,315
ZOZO, Inc. (b)	39,500	980,256
		28,389,804
Luxembourg — 0.5%
Eurofins Scientific SE	19,000	1,209,971
Netherlands — 2.0%
Akzo Nobel NV	11,435	852,896
EXOR NV	11,450	1,272,515
ING Groep NV Series N	171,436	2,823,397
		4,948,808
Portugal — 0.5%
Galp Energia SGPS SA	79,396	1,314,240
Republic of Korea — 1.2%
NAVER Corp.	9,395	1,306,215
Samsung Electronics Co. Ltd. GDR (c)	1,146	1,703,054
		3,009,269
Singapore — 0.8%
DBS Group Holdings Ltd.	74,200	1,984,641
Spain — 1.1%
Amadeus IT Group SA	43,124	2,765,632
Sweden — 1.0%
Sandvik AB	30,100	667,861
SKF AB Class B (b)	51,100	1,041,573
Volvo AB Class B (b)	30,670	830,635
		2,540,069
Switzerland — 7.5%
Cie Financiere Richemont SA Registered Class A	25,218	3,857,704

MML International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Julius Baer Group Ltd.	17,568	$1,014,116
Novartis AG Registered	39,247	3,800,850
Schindler Holding AG	1,980	498,521
Sika AG Registered	4,400	1,310,126
Sonova Holding AG Registered	3,740	1,082,486
Swatch Group AG (b)	4,055	940,933
UBS Group AG Registered	104,626	3,215,555
Zurich Insurance Group AG	4,941	2,664,092
		18,384,383
Taiwan — 1.1%
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	19,694	2,679,369
United Kingdom — 10.1%
Ashtead Group PLC	15,300	1,087,541
Bunzl PLC	4,300	165,587
Compass Group PLC	145,410	4,261,541
Diageo PLC	53,240	1,966,186
Informa PLC	46,282	485,232
Lloyds Banking Group PLC	4,403,784	2,882,701
London Stock Exchange Group PLC	17,810	2,133,259
Reckitt Benckiser Group PLC	18,080	1,028,553
RELX PLC	70,277	3,036,602
Rolls-Royce Holdings PLC (a)	469,586	2,525,349
Schroders PLC	327,417	1,559,834
Smith & Nephew PLC	27,200	343,955
Smiths Group PLC	22,100	458,503
Tesco PLC	366,829	1,372,712
WPP PLC	155,492	1,471,529
		24,779,084
United States — 10.2%
CNH Industrial NV	218,653	2,833,743
Experian PLC	69,784	3,046,493
Holcim AG	9,649	878,143
Linde PLC	5,838	2,710,700
Nestle SA Registered	41,111	4,365,183
Qiagen NV	32,934	1,408,345
Roche Holding AG	17,599	4,492,617
Schneider Electric SE	24,046	5,437,576
		25,172,800

TOTAL COMMON STOCK (Cost $224,386,502)		241,212,586

PREFERRED STOCK — 0.6%
Republic of Korea — 0.6%
Samsung Electronics Co. Ltd. 2.312%	28,500	1,423,071

MML International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
TOTAL PREFERRED STOCK (Cost $1,435,803)		$1,423,071

TOTAL EQUITIES (Cost $225,822,305)		242,635,657

TOTAL LONG-TERM INVESTMENTS (Cost $225,822,305)		242,635,657

SHORT-TERM INVESTMENTS — 2.0%

Investment of Cash Collateral from Securities Loaned — 1.2%
State Street Navigator Securities Lending Government Money Market Portfolio (d)	2,939,988	2,939,988

	Principal Amount
Repurchase Agreement — 0.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/28/24, 1.600%, due 4/01/24 (e)	$1,952,312	1,952,312

TOTAL SHORT-TERM INVESTMENTS (Cost $4,892,300)		4,892,300

TOTAL INVESTMENTS — 100.6% (Cost $230,714,605) (f)		247,527,957

Other Assets/(Liabilities) — (0.6)%		(1,364,187)

NET ASSETS — 100.0%		$246,163,770

Abbreviation Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2024, was $5,067,503 or 2.06% of net assets. The Fund received $2,431,394 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2024, the aggregate market value of these securities amounted to $2,485,513 or 1.01% of net assets.
(d)	Represents investment of security lending cash collateral. (Note 2).
(e)	Maturity value of $1,952,659. Collateralized by U.S. Government Agency obligations with a rate of 5.000%, maturity date of 9/30/25, and an aggregate market value, including accrued interest, of $1,991,549.
(f)	See Note 3 for aggregate cost for federal tax purposes.

MML Large Cap Growth Fund — Portfolio of Investments

March 31, 2024 (Unaudited)

	Number of Shares	Value
EQUITIES — 95.8%

COMMON STOCK — 95.8%
Communication Services — 21.9%
Alphabet, Inc. Class A (a)	54,673	$8,251,796
Alphabet, Inc. Class C (a)	26,073	3,969,875
Meta Platforms, Inc. Class A	32,248	15,658,984
Netflix, Inc. (a)	16,365	9,938,955
Walt Disney Co.	58,562	7,165,646
		44,985,256
Consumer Discretionary — 14.0%
Alibaba Group Holding Ltd. Sponsored ADR	19,087	1,381,135
Amazon.com, Inc. (a)	65,962	11,898,226
Starbucks Corp.	32,531	2,973,008
Tesla, Inc. (a)	54,541	9,587,763
Yum China Holdings, Inc.	18,661	742,521
Yum! Brands, Inc.	15,948	2,211,190
		28,793,843
Consumer Staples — 2.8%
Monster Beverage Corp. (a)	96,075	5,695,326
Financials — 9.9%
Block, Inc. (a)	29,296	2,477,856
FactSet Research Systems, Inc.	6,072	2,759,056
PayPal Holdings, Inc. (a)	26,565	1,779,589
SEI Investments Co.	34,588	2,486,877
Visa, Inc. Class A	38,624	10,779,186
		20,282,564
Health Care — 12.5%
Illumina, Inc. (a)	17,124	2,351,468
Intuitive Surgical, Inc. (a)	7,035	2,807,598
Novartis AG Sponsored ADR	23,046	2,229,240
Novo Nordisk AS Sponsored ADR	34,644	4,448,290
Regeneron Pharmaceuticals, Inc. (a)	4,547	4,376,442
Roche Holding AG Sponsored ADR (b)	52,426	1,673,438
Thermo Fisher Scientific, Inc.	4,754	2,763,072
Vertex Pharmaceuticals, Inc. (a)	12,225	5,110,172
		25,759,720
Industrials — 6.7%
Boeing Co. (a)	51,357	9,911,387
Deere & Co.	2,842	1,167,323
Expeditors International of Washington, Inc.	23,045	2,801,581
		13,880,291

MML Large Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Information Technology — 28.0%
Autodesk, Inc. (a)	23,244	$6,053,202
Microsoft Corp.	24,803	10,435,118
NVIDIA Corp.	17,266	15,600,867
Oracle Corp.	69,873	8,776,748
QUALCOMM, Inc.	22,308	3,776,744
Salesforce, Inc.	23,333	7,027,433
Shopify, Inc. Class A (a)	48,571	3,748,224
Workday, Inc. Class A (a)	8,098	2,208,730
		57,627,066

TOTAL COMMON STOCK (Cost $137,145,690)		197,024,066

TOTAL EQUITIES (Cost $137,145,690)		197,024,066

TOTAL LONG-TERM INVESTMENTS (Cost $137,145,690)		197,024,066

SHORT-TERM INVESTMENTS — 4.9%
Investment of Cash Collateral from Securities Loaned — 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio (c)	1,615,001	1,615,001

	Principal Amount
Repurchase Agreement — 4.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/28/24, 1.600%, due 4/01/24 (d)	$8,436,474	8,436,474

TOTAL SHORT-TERM INVESTMENTS (Cost $10,051,475)		10,051,475

TOTAL INVESTMENTS — 100.7% (Cost $147,197,165) (e)		207,075,541

Other Assets/(Liabilities) — (0.7)%		(1,367,253)

NET ASSETS — 100.0%		$205,708,288

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2024, was $1,656,680 or 0.81% of net assets. The Fund received $88,020 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Represents investment of security lending cash collateral. (Note 2).
(d)	Maturity value of $8,437,974. Collateralized by U.S. Government Agency obligations with a rate of 5.000%, maturity date of 9/30/25, and an aggregate market value, including accrued interest, of $8,605,274.
(e)	See Note 3 for aggregate cost for federal tax purposes.

MML Managed Volatility Fund — Portfolio of Investments

March 31, 2024 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.2%

COMMON STOCK — 99.2%
Communication Services — 8.9%
Alphabet, Inc. Class A (a) (b)	13,304	$2,007,973
Alphabet, Inc. Class C (a) (b)	11,569	1,761,496
AT&T, Inc. (b)	16,593	292,037
Charter Communications, Inc. Class A (a) (b)	231	67,135
Comcast Corp. Class A (b)	9,035	391,667
Electronic Arts, Inc. (b)	577	76,551
Fox Corp. Class A (b)	381	11,914
Fox Corp. Class B (b)	505	14,453
Interpublic Group of Cos., Inc. (b)	850	27,735
Live Nation Entertainment, Inc. (a) (b)	319	33,741
Match Group, Inc. (a) (b)	612	22,203
Meta Platforms, Inc. Class A (b)	5,055	2,454,607
Netflix, Inc. (a) (b)	993	603,079
News Corp. Class A (b)	573	15,001
News Corp. Class B (b)	511	13,828
Omnicom Group, Inc. (b)	474	45,864
Paramount Global Class B (b)	1,322	15,560
T-Mobile US, Inc. (b)	1,225	199,944
Take-Two Interactive Software, Inc. (a) (b)	371	55,090
Verizon Communications, Inc. (b)	9,553	400,844
Walt Disney Co. (b)	4,200	513,912
Warner Bros Discovery, Inc. (a) (b)	5,164	45,082
		9,069,716
Consumer Discretionary — 10.3%
Airbnb, Inc. Class A (a) (b)	1,013	167,104
Amazon.com, Inc. (a) (b)	21,004	3,788,702
Aptiv PLC (a) (b)	642	51,135
AutoZone, Inc. (a) (b)	40	126,066
Bath & Body Works, Inc. (b)	510	25,510
Best Buy Co., Inc. (b)	460	37,734
Booking Holdings, Inc. (b)	80	290,230
BorgWarner, Inc. (b)	509	17,683
Caesars Entertainment, Inc. (a) (b)	454	19,858
CarMax, Inc. (a) (b)	349	30,401
Carnival Corp. (a) (b)	2,247	36,716
Chipotle Mexican Grill, Inc. (a) (b)	62	180,220
Darden Restaurants, Inc. (b)	287	47,972
Deckers Outdoor Corp. (a) (b)	60	56,476
Domino's Pizza, Inc. (b)	80	39,750
DR Horton, Inc. (b)	694	114,198
eBay, Inc. (b)	1,215	64,128
Etsy, Inc. (a) (b)	264	18,142
Expedia Group, Inc. (a) (b)	306	42,151
Ford Motor Co. (b)	8,846	117,475
Garmin Ltd. (b)	360	53,593

MML Managed Volatility Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
General Motors Co. (b)	2,690	$121,991
Genuine Parts Co. (b)	332	51,437
Hasbro, Inc. (b)	336	18,991
Hilton Worldwide Holdings, Inc. (b)	592	126,280
Home Depot, Inc. (b)	2,284	876,142
Las Vegas Sands Corp. (b)	886	45,806
Lennar Corp. Class A (b)	544	93,557
LKQ Corp. (b)	492	26,278
Lowe's Cos., Inc. (b)	1,315	334,970
Lululemon Athletica, Inc. (a) (b)	266	103,913
Marriott International, Inc. Class A (b)	587	148,106
McDonald's Corp. (b)	1,663	468,883
MGM Resorts International (a) (b)	613	28,940
Mohawk Industries, Inc. (a) (b)	120	15,707
NIKE, Inc. Class B (b)	2,783	261,546
Norwegian Cruise Line Holdings Ltd. (a) (b)	976	20,428
NVR, Inc. (a) (b)	7	56,700
O'Reilly Automotive, Inc. (a) (b)	134	151,270
Pool Corp. (b)	81	32,683
PulteGroup, Inc. (b)	498	60,069
Ralph Lauren Corp. (b)	85	15,960
Ross Stores, Inc. (b)	781	114,620
Royal Caribbean Cruises Ltd. (a) (b)	564	78,402
Starbucks Corp. (b)	2,583	236,060
Tapestry, Inc. (b)	507	24,072
Tesla, Inc. (a) (b)	6,360	1,118,024
TJX Cos., Inc. (b)	2,661	269,879
Tractor Supply Co. (b)	249	65,168
Ulta Beauty, Inc. (a) (b)	113	59,085
VF Corp. (b)	774	11,873
Wynn Resorts Ltd. (b)	211	21,571
Yum! Brands, Inc. (b)	634	87,904
		10,471,559
Consumer Staples — 5.9%
Altria Group, Inc. (b)	4,072	177,621
Archer-Daniels-Midland Co. (b)	1,230	77,256
Brown-Forman Corp. Class B (b)	476	24,571
Bunge Global SA (b)	321	32,909
Campbell Soup Co. (b)	536	23,825
Church & Dwight Co., Inc. (b)	528	55,076
Clorox Co. (b)	276	42,258
Coca-Cola Co. (b)	8,904	544,747
Colgate-Palmolive Co. (b)	1,968	177,218
Conagra Brands, Inc. (b)	1,222	36,220
Constellation Brands, Inc. Class A (b)	356	96,747
Costco Wholesale Corp. (b)	1,017	745,085
Dollar General Corp. (b)	503	78,498
Dollar Tree, Inc. (a) (b)	477	63,513
Estee Lauder Cos., Inc. Class A (b)	530	81,700
General Mills, Inc. (b)	1,364	95,439
Hershey Co. (b)	362	70,409
Hormel Foods Corp. (b)	709	24,737
J. M. Smucker Co. (b)	267	33,607
Kellanova (b)	532	30,478
Kenvue, Inc. (b)	3,909	83,887
Keurig Dr Pepper, Inc. (b)	2,411	73,945
Kimberly-Clark Corp. (b)	765	98,953

MML Managed Volatility Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Kraft Heinz Co. (b)	1,700	$62,730
Kroger Co. (b)	1,593	91,008
Lamb Weston Holdings, Inc. (b)	338	36,007
McCormick & Co., Inc. (b)	556	42,706
Molson Coors Beverage Co. Class B (b)	382	25,690
Mondelez International, Inc. Class A (b)	3,038	212,660
Monster Beverage Corp. (a) (b)	1,651	97,871
PepsiCo, Inc. (b)	3,191	558,457
Philip Morris International, Inc. (b)	3,599	329,740
Procter & Gamble Co. (b)	5,399	875,988
Sysco Corp. (b)	1,156	93,844
Target Corp. (b)	1,052	186,425
Tyson Foods, Inc. Class A (b)	619	36,354
Walgreens Boots Alliance, Inc. (b)	1,705	36,982
Walmart, Inc. (b)	9,817	590,689
		6,045,850
Energy — 3.9%
APA Corp. (b)	712	24,479
Baker Hughes Co. (b)	2,352	78,792
Chevron Corp. (b)	3,967	625,755
ConocoPhillips (b)	2,762	351,547
Coterra Energy, Inc. (b)	1,668	46,504
Devon Energy Corp. (b)	1,374	68,947
Diamondback Energy, Inc. (b)	400	79,268
EOG Resources, Inc. (b)	1,303	166,575
EQT Corp. (b)	898	33,289
Exxon Mobil Corp. (b)	9,094	1,057,087
Halliburton Co. (b)	2,082	82,072
Hess Corp. (b)	607	92,652
Kinder Morgan, Inc. (b)	4,695	86,106
Marathon Oil Corp. (b)	1,426	40,413
Marathon Petroleum Corp. (b)	831	167,446
Occidental Petroleum Corp. (b)	1,570	102,034
ONEOK, Inc. (b)	1,362	109,192
Phillips 66 (b)	973	158,930
Pioneer Natural Resources Co. (b)	528	138,600
Schlumberger NV (b)	3,311	181,476
Targa Resources Corp. (b)	556	62,266
Valero Energy Corp. (b)	795	135,699
Williams Cos., Inc. (b)	2,814	109,662
		3,998,791
Financials — 13.0%
Aflac, Inc. (b)	1,215	104,320
Allstate Corp. (b)	623	107,785
American Express Co. (b)	1,297	295,314
American International Group, Inc. (b)	1,616	126,323
Ameriprise Financial, Inc. (b)	229	100,403
Aon PLC Class A (b)	444	148,172
Arch Capital Group Ltd. (a) (b)	882	81,532
Arthur J Gallagher & Co. (b)	496	124,020
Assurant, Inc. (b)	134	25,224
Bank of America Corp. (b)	15,784	598,529
Bank of New York Mellon Corp. (b)	1,750	100,835
Berkshire Hathaway, Inc. Class B (a) (b)	4,170	1,753,568
BlackRock, Inc. (b)	325	270,953

MML Managed Volatility Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Blackstone, Inc. (b)	1,678	$220,439
Brown & Brown, Inc. (b)	588	51,474
Capital One Financial Corp. (b)	899	133,852
Cboe Global Markets, Inc. (b)	238	43,728
Charles Schwab Corp. (b)	3,396	245,667
Chubb Ltd. (b)	948	245,655
Cincinnati Financial Corp. (b)	347	43,087
Citigroup, Inc. (b)	4,350	275,094
Citizens Financial Group, Inc. (b)	917	33,278
CME Group, Inc. (b)	812	174,816
Comerica, Inc. (b)	326	17,927
Corpay, Inc. (a) (b)	174	53,686
Discover Financial Services (b)	575	75,377
Everest Group Ltd. (b)	98	38,955
FactSet Research Systems, Inc. (b)	78	35,442
Fidelity National Information Services, Inc. (b)	1,369	101,552
Fifth Third Bancorp (b)	1,519	56,522
Fiserv, Inc. (a) (b)	1,355	216,556
Franklin Resources, Inc. (b)	675	18,974
Global Payments, Inc. (b)	630	84,206
Globe Life, Inc. (b)	227	26,416
Goldman Sachs Group, Inc. (b)	757	316,191
Hartford Financial Services Group, Inc. (b)	701	72,238
Huntington Bancshares, Inc. (b)	2,812	39,227
Intercontinental Exchange, Inc. (b)	1,338	183,881
Invesco Ltd. (b)	1,194	19,809
Jack Henry & Associates, Inc. (b)	162	28,144
JP Morgan Chase & Co. (b)	6,648	1,331,594
KeyCorp. (b)	2,382	37,659
Loews Corp. (b)	382	29,907
M&T Bank Corp. (b)	380	55,267
MarketAxess Holdings, Inc. (b)	91	19,952
Marsh & McLennan Cos., Inc. (b)	1,087	223,900
Mastercard, Inc. Class A (b)	1,893	911,612
MetLife, Inc. (b)	1,329	98,492
Moody's Corp. (b)	365	143,456
Morgan Stanley (b)	2,935	276,360
MSCI, Inc. (b)	177	99,200
Nasdaq, Inc. (b)	741	46,757
Northern Trust Corp. (b)	473	42,059
PayPal Holdings, Inc. (a) (b)	2,503	167,676
PNC Financial Services Group, Inc. (b)	927	149,803
Principal Financial Group, Inc. (b)	467	40,307
Progressive Corp. (b)	1,370	283,343
Prudential Financial, Inc. (b)	821	96,385
Raymond James Financial, Inc. (b)	456	58,560
Regions Financial Corp. (b)	2,133	44,878
S&P Global, Inc. (b)	731	311,004
State Street Corp. (b)	718	55,516
Synchrony Financial (b)	952	41,050
T. Rowe Price Group, Inc. (b)	531	64,740
Travelers Cos., Inc. (b)	535	123,125
Truist Financial Corp. (b)	3,060	119,279
US Bancorp (b)	3,632	162,350
Visa, Inc. Class A (b)	3,616	1,009,153
W. R. Berkley Corp. (b)	471	41,655
Wells Fargo & Co. (b)	8,253	478,344

MML Managed Volatility Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Willis Towers Watson PLC (b)	239	$65,725
		13,318,279
Health Care — 12.3%
Abbott Laboratories (b)	3,979	452,253
AbbVie, Inc. (b)	4,048	737,141
Agilent Technologies, Inc. (b)	688	100,111
Align Technology, Inc. (a) (b)	160	52,467
Amgen, Inc. (b)	1,223	347,723
Baxter International, Inc. (b)	1,174	50,177
Becton Dickinson & Co. (b)	687	169,998
Bio-Rad Laboratories, Inc. Class A (a) (b)	43	14,872
Bio-Techne Corp. (b)	363	25,551
Biogen, Inc. (a) (b)	344	74,177
Boston Scientific Corp. (a) (b)	3,403	233,071
Bristol-Myers Squibb Co. (b)	4,749	257,538
Cardinal Health, Inc. (b)	579	64,790
Catalent, Inc. (a) (b)	417	23,540
Cencora, Inc. (b)	389	94,523
Centene Corp. (a) (b)	1,236	97,001
Charles River Laboratories International, Inc. (a) (b)	116	31,430
Cigna Group (b)	682	247,696
The Cooper Cos., Inc. (b)	448	45,454
CVS Health Corp. (b)	2,855	227,715
Danaher Corp. (b)	1,498	374,080
DaVita, Inc. (a) (b)	138	19,051
DENTSPLY SIRONA, Inc. (b)	447	14,836
Dexcom, Inc. (a) (b)	880	122,056
Edwards Lifesciences Corp. (a) (b)	1,378	131,682
Elevance Health, Inc. (b)	547	283,641
Eli Lilly & Co. (b)	1,831	1,424,445
GE HealthCare Technologies, Inc. (a) (b)	937	85,183
Gilead Sciences, Inc. (b)	2,911	213,231
HCA Healthcare, Inc. (b)	460	153,424
Henry Schein, Inc. (a) (b)	327	24,695
Hologic, Inc. (a) (b)	548	42,722
Humana, Inc. (b)	286	99,162
IDEXX Laboratories, Inc. (a) (b)	193	104,206
Illumina, Inc. (a) (b)	355	48,749
Incyte Corp. (a) (b)	435	24,782
Insulet Corp. (a) (b)	169	28,967
Intuitive Surgical, Inc. (a) (b)	820	327,254
IQVIA Holdings, Inc. (a) (b)	422	106,720
Johnson & Johnson (b)	5,516	872,576
Laboratory Corp. of America Holdings (b)	182	39,760
McKesson Corp. (b)	294	157,834
Medtronic PLC (b)	3,032	264,239
Merck & Co., Inc. (b)	5,804	765,838
Mettler-Toledo International, Inc. (a) (b)	52	69,227
Moderna, Inc. (a) (b)	782	83,330
Molina Healthcare, Inc. (a) (b)	126	51,765
Pfizer, Inc. (b)	12,901	358,003
Quest Diagnostics, Inc. (b)	269	35,807
Regeneron Pharmaceuticals, Inc. (a) (b)	241	231,960
ResMed, Inc. (b)	329	65,152
Revvity, Inc. (b)	273	28,665
STERIS PLC (b)	227	51,034
Stryker Corp. (b)	774	276,991

MML Managed Volatility Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Teleflex, Inc. (b)	106	$23,974
Thermo Fisher Scientific, Inc. (b)	882	512,627
UnitedHealth Group, Inc. (b)	2,120	1,048,764
Universal Health Services, Inc. Class B (b)	142	25,909
Vertex Pharmaceuticals, Inc. (a) (b)	588	245,790
Viatris, Inc. (b)	2,804	33,480
Waters Corp. (a) (b)	143	49,225
West Pharmaceutical Services, Inc. (b)	175	69,249
Zimmer Biomet Holdings, Inc. (b)	478	63,086
Zoetis, Inc. (b)	1,072	181,393
		12,581,792
Industrials — 8.7%
3M Co. (b)	1,298	137,679
A.O. Smith Corp. (b)	305	27,285
Allegion PLC (b)	194	26,134
American Airlines Group, Inc. (a) (b)	1,301	19,970
AMETEK, Inc. (b)	496	90,718
Automatic Data Processing, Inc. (b)	966	241,249
Axon Enterprise, Inc. (a) (b)	163	50,999
Boeing Co. (a) (b)	1,312	253,203
Broadridge Financial Solutions, Inc. (b)	262	53,673
Builders FirstSource, Inc. (a) (b)	292	60,897
C.H. Robinson Worldwide, Inc. (b)	274	20,862
Carrier Global Corp. (b)	1,860	108,122
Caterpillar, Inc. (b)	1,163	426,158
Cintas Corp. (b)	203	139,467
Copart, Inc. (a) (b)	2,024	117,230
CSX Corp. (b)	4,554	168,817
Cummins, Inc. (b)	324	95,467
Dayforce, Inc. (a) (b)	388	25,689
Deere & Co. (b)	608	249,730
Delta Air Lines, Inc. (b)	1,521	72,810
Dover Corp. (b)	317	56,169
Eaton Corp. PLC (b)	928	290,167
Emerson Electric Co. (b)	1,328	150,622
Equifax, Inc. (b)	272	72,765
Expeditors International of Washington, Inc. (b)	318	38,659
Fastenal Co. (b)	1,361	104,988
FedEx Corp. (b)	521	150,955
Fortive Corp. (b)	859	73,891
Generac Holdings, Inc. (a) (b)	149	18,795
General Dynamics Corp. (b)	521	147,177
General Electric Co. (b)	2,483	435,841
Honeywell International, Inc. (b)	1,483	304,386
Howmet Aerospace, Inc. (b)	865	59,192
Hubbell, Inc. (b)	130	53,957
Huntington Ingalls Industries, Inc. (b)	90	26,232
IDEX Corp. (b)	161	39,287
Illinois Tool Works, Inc. (b)	636	170,658
Ingersoll Rand, Inc. (b)	927	88,019
Jacobs Solutions, Inc. (b)	280	43,044
JB Hunt Transport Services, Inc. (b)	169	33,673
Johnson Controls International PLC (b)	1,564	102,160
L3Harris Technologies, Inc. (b)	419	89,289
Leidos Holdings, Inc. (b)	352	46,144
Lockheed Martin Corp. (b)	489	222,431
Masco Corp. (b)	543	42,832

MML Managed Volatility Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Nordson Corp. (b)	120	$32,945
Norfolk Southern Corp. (b)	524	133,552
Northrop Grumman Corp. (b)	332	158,915
Old Dominion Freight Line, Inc. (b)	426	93,426
Otis Worldwide Corp. (b)	877	87,060
PACCAR, Inc. (b)	1,225	151,765
Parker-Hannifin Corp. (b)	299	166,181
Paychex, Inc. (b)	732	89,890
Paycom Software, Inc. (b)	100	19,901
Pentair PLC (b)	337	28,793
Quanta Services, Inc. (b)	329	85,474
Republic Services, Inc. (b)	467	89,402
Robert Half, Inc. (b)	262	20,771
Rockwell Automation, Inc. (b)	263	76,620
Rollins, Inc. (b)	651	30,122
RTX Corp. (b)	3,026	295,126
Snap-on, Inc. (b)	105	31,103
Southwest Airlines Co. (b)	1,388	40,516
Stanley Black & Decker, Inc. (b)	359	35,157
Textron, Inc. (b)	478	45,855
Trane Technologies PLC (b)	530	159,106
TransDigm Group, Inc. (b)	128	157,645
Uber Technologies, Inc. (a) (b)	4,719	363,316
Union Pacific Corp. (b)	1,395	343,072
United Airlines Holdings, Inc. (a) (b)	736	35,240
United Parcel Service, Inc. Class B (b)	1,680	249,698
United Rentals, Inc. (b)	150	108,167
Veralto Corp. (b)	530	46,990
Verisk Analytics, Inc. (b)	334	78,734
W.W. Grainger, Inc. (b)	102	103,765
Waste Management, Inc. (b)	850	181,177
Westinghouse Air Brake Technologies Corp. (b)	381	55,504
Xylem, Inc. (b)	590	76,252
		8,918,732
Information Technology — 29.3%
Accenture PLC Class A (b)	1,438	498,425
Adobe, Inc. (a) (b)	1,037	523,270
Advanced Micro Devices, Inc. (a) (b)	3,708	669,257
Akamai Technologies, Inc. (a) (b)	349	37,957
Amphenol Corp. Class A (b)	1,377	158,837
Analog Devices, Inc. (b)	1,164	230,228
ANSYS, Inc. (a) (b)	203	70,473
Apple, Inc. (b)	33,350	5,718,858
Applied Materials, Inc. (b)	1,904	392,662
Arista Networks, Inc. (a) (b)	575	166,738
Autodesk, Inc. (a) (b)	501	130,470
Broadcom, Inc. (b)	1,010	1,338,664
Cadence Design Systems, Inc. (a) (b)	621	193,305
CDW Corp. (b)	304	77,757
Cisco Systems, Inc. (b)	9,450	471,649
Cognizant Technology Solutions Corp. Class A (b)	1,168	85,603
Corning, Inc. (b)	1,724	56,823
Enphase Energy, Inc. (a) (b)	306	37,020
EPAM Systems, Inc. (a) (b)	132	36,453
F5, Inc. (a) (b)	135	25,595
Fair Isaac Corp. (a) (b)	58	72,477
First Solar, Inc. (a) (b)	249	42,031

MML Managed Volatility Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Fortinet, Inc. (a) (b)	1,446	$98,776
Gartner, Inc. (a) (b)	180	85,801
Gen Digital, Inc. (b)	1,309	29,322
Hewlett Packard Enterprise Co. (b)	2,980	52,835
HP, Inc. (b)	2,063	62,344
Intel Corp. (b)	9,697	428,316
International Business Machines Corp. (b)	2,095	400,061
Intuit, Inc. (b)	641	416,650
Jabil, Inc. (b)	298	39,917
Juniper Networks, Inc. (b)	826	30,612
Keysight Technologies, Inc. (a) (b)	394	61,614
KLA Corp. (b)	308	215,160
Lam Research Corp. (b)	299	290,499
Microchip Technology, Inc. (b)	1,251	112,227
Micron Technology, Inc. (b)	2,529	298,144
Microsoft Corp. (b)	17,075	7,183,794
Monolithic Power Systems, Inc. (b)	114	77,226
Motorola Solutions, Inc. (b)	373	132,408
NetApp, Inc. (b)	481	50,491
NVIDIA Corp. (b)	5,675	5,127,703
NXP Semiconductors NV (b)	598	148,166
ON Semiconductor Corp. (a) (b)	998	73,403
Oracle Corp. (b)	3,659	459,607
Palo Alto Networks, Inc. (a) (b)	721	204,858
PTC, Inc. (a) (b)	265	50,069
Qorvo, Inc. (a) (b)	243	27,904
QUALCOMM, Inc. (b)	2,557	432,900
Roper Technologies, Inc. (b)	247	138,527
Salesforce, Inc. (b)	2,221	668,921
Seagate Technology Holdings PLC (b)	440	40,942
ServiceNow, Inc. (a) (b)	469	357,566
Skyworks Solutions, Inc. (b)	373	40,403
Super Micro Computer, Inc. (a) (b)	114	115,143
Synopsys, Inc. (a) (b)	348	198,882
TE Connectivity Ltd. (b)	679	98,618
Teledyne Technologies, Inc. (a) (b)	107	45,937
Teradyne, Inc. (b)	349	39,378
Texas Instruments, Inc. (b)	2,077	361,834
Trimble, Inc. (a) (b)	563	36,235
Tyler Technologies, Inc. (a) (b)	107	45,476
VeriSign, Inc. (a) (b)	201	38,092
Western Digital Corp. (a) (b)	791	53,978
Zebra Technologies Corp. Class A (a) (b)	118	35,570
		29,940,861
Materials — 2.4%
Air Products & Chemicals, Inc. (b)	514	124,527
Albemarle Corp. (b)	280	36,887
Amcor PLC (b)	2,886	27,446
Avery Dennison Corp. (b)	187	41,748
Ball Corp. (b)	752	50,655
Celanese Corp. (b)	248	42,621
CF Industries Holdings, Inc. (b)	427	35,531
Corteva, Inc. (b)	1,679	96,828
Dow, Inc. (b)	1,590	92,109
DuPont de Nemours, Inc. (b)	986	75,597
Eastman Chemical Co. (b)	242	24,253
Ecolab, Inc. (b)	573	132,306

MML Managed Volatility Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
FMC Corp. (b)	313	$19,938
Freeport-McMoRan, Inc. (b)	3,258	153,191
International Flavors & Fragrances, Inc. (b)	560	48,154
International Paper Co. (b)	732	28,563
Linde PLC (b)	1,109	514,931
LyondellBasell Industries NV Class A (b)	587	60,038
Martin Marietta Materials, Inc. (b)	146	89,635
Mosaic Co. (b)	720	23,371
Newmont Corp. (b)	2,657	95,227
Nucor Corp. (b)	557	110,230
Packaging Corp. of America (b)	214	40,613
PPG Industries, Inc. (b)	569	82,448
Sherwin-Williams Co. (b)	546	189,642
Steel Dynamics, Inc. (b)	339	50,250
Vulcan Materials Co. (b)	318	86,788
Westrock Co. (b)	618	30,560
		2,404,087
Real Estate — 2.3%
Alexandria Real Estate Equities, Inc. (b)	349	44,990
American Tower Corp. (b)	1,048	207,074
AvalonBay Communities, Inc. (b)	300	55,668
Boston Properties, Inc. (b)	328	21,422
Camden Property Trust (b)	260	25,584
CBRE Group, Inc. Class A (a) (b)	717	69,721
CoStar Group, Inc. (a) (b)	949	91,673
Crown Castle, Inc. (b)	987	104,454
Digital Realty Trust, Inc. (b)	713	102,701
Equinix, Inc. (b)	216	178,271
Equity Residential (b)	634	40,012
Essex Property Trust, Inc. (b)	168	41,128
Extra Space Storage, Inc. (b)	507	74,529
Federal Realty Investment Trust (b)	154	15,726
Healthpeak Properties, Inc. (b)	1,582	29,662
Host Hotels & Resorts, Inc. (b)	1,624	33,584
Invitation Homes, Inc. (b)	1,387	49,391
Iron Mountain, Inc. (b)	711	57,029
Kimco Realty Corp. (b)	1,452	28,474
Mid-America Apartment Communities, Inc. (b)	289	38,027
Prologis, Inc. (b)	2,139	278,541
Public Storage (b)	345	100,071
Realty Income Corp. (b)	1,949	105,441
Regency Centers Corp. (b)	234	14,171
SBA Communications Corp. (b)	263	56,992
Simon Property Group, Inc. (b)	764	119,558
UDR, Inc. (b)	640	23,942
Ventas, Inc. (b)	990	43,105
VICI Properties, Inc. (b)	2,397	71,407
Welltower, Inc. (b)	1,282	119,790
Weyerhaeuser Co. (b)	1,738	62,412
		2,304,550
Utilities — 2.2%
AES Corp. (b)	1,719	30,822
Alliant Energy Corp. (b)	431	21,722
Ameren Corp. (b)	613	45,337
American Electric Power Co., Inc. (b)	1,220	105,042

MML Managed Volatility Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
American Water Works Co., Inc. (b)	413	$50,473
Atmos Energy Corp. (b)	391	46,478
CenterPoint Energy, Inc. (b)	1,531	43,618
CMS Energy Corp. (b)	711	42,902
Consolidated Edison, Inc. (b)	858	77,915
Constellation Energy Corp. (b)	731	135,125
Dominion Energy, Inc. (b)	1,994	98,085
DTE Energy Co. (b)	403	45,192
Duke Energy Corp. (b)	1,713	165,664
Edison International (b)	816	57,716
Entergy Corp. (b)	502	53,051
Evergy, Inc. (b)	586	31,281
Eversource Energy (b)	811	48,473
Exelon Corp. (b)	2,349	88,252
FirstEnergy Corp. (b)	1,189	45,919
NextEra Energy, Inc. (b)	4,761	304,275
NiSource, Inc. (b)	1,069	29,569
NRG Energy, Inc. (b)	510	34,522
PG&E Corp. (b)	4,783	80,163
Pinnacle West Capital Corp. (b)	241	18,010
PPL Corp. (b)	1,758	48,398
Public Service Enterprise Group, Inc. (b)	1,231	82,206
Sempra (b)	1,384	99,413
Southern Co. (b)	2,435	174,687
WEC Energy Group, Inc. (b)	646	53,050
Xcel Energy, Inc. (b)	1,333	71,649
		2,229,009

TOTAL COMMON STOCK (Cost $56,292,545)		101,283,226

TOTAL EQUITIES (Cost $56,292,545)		101,283,226

	Principal Amount
BONDS & NOTES — 0.0%
CORPORATE DEBT — 0.0%
Forest Products & Paper — 0.0%
Sino Forest Corp.
5.000% 8/01/49 (c) (d)	$359,000	—

TOTAL CORPORATE DEBT (Cost $0)		—

TOTAL BONDS & NOTES (Cost $0)		—

TOTAL PURCHASED OPTIONS(#) — 0.4% (Cost $794,227)		415,084

MML Managed Volatility Fund — Portfolio of Investments (Continued)

	Number of Shares	Value

RIGHTS — 0.0%

Health Care — 0.0%
Abiomed, Inc., CVR (a) (b) (c) (d)	136	$—

TOTAL RIGHTS (Cost $138)		—

TOTAL LONG-TERM INVESTMENTS (Cost $57,086,910)		101,698,310

	Principal Amount
SHORT-TERM INVESTMENTS — 2.6%
Repurchase Agreement — 2.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/28/24, 1.600%, due 4/01/24 (e)	$2,669,674	2,669,674

TOTAL SHORT-TERM INVESTMENTS (Cost $2,669,674)		2,669,674

TOTAL INVESTMENTS — 102.2% (Cost $59,756,584) (f)		104,367,984

Other Assets/(Liabilities) — (2.2)%		(2,235,705)

NET ASSETS — 100.0%		$102,132,279

Abbreviation Legend

CVR	Contingent Value Rights

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or a portion of this security is pledged/held as collateral for open derivatives.
(c)	Investment is valued using significant unobservable inputs.
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2024, these securities amounted to a value of $0 or 0.00% of net assets.
(e)	Maturity value of $2,670,148. Collateralized by U.S. Government Agency obligations with a rate of 5.000%, maturity date of 9/30/25, and an aggregate market value, including accrued interest, of $2,723,141.
(f)	See Note 3 for aggregate cost for federal tax purposes.

(#) Exchange-Traded Options Purchased
Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Put
S&P 500 Index	5/17/24	4,700.00	28	USD	13,160,000	$21,000	$136,234	$(115,234)
S&P 500 Index	5/17/24	4,750.00	28	USD	13,300,000	22,792	109,746	(86,954)
S&P 500 Index	5/17/24	4,850.00	27	USD	13,095,000	30,888	100,859	(69,971)
S&P 500 Index	5/31/24	4,850.00	27	USD	13,095,000	45,360	97,619	(52,259)
S&P 500 Index	6/21/24	4,900.00	27	USD	13,230,000	80,730	129,613	(48,883)
S&P 500 Index	6/21/24	4,950.00	27	USD	13,365,000	89,910	99,238	(9,328)
S&P 500 Index	6/28/24	5,000.00	28	USD	14,000,000	124,404	120,918	3,486
						$415,084	$794,227	$(379,143)

Exchange-Traded Options Written
Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Call
S&P 500 Index	4/30/24	5,125.00	21	USD	10,762,500	$(360,570)	$(91,063)	$(269,507)
S&P 500 Index	4/30/24	5,200.00	22	USD	11,440,000	(253,066)	(91,245)	(161,821)
S&P 500 Index	5/17/24	5,175.00	22	USD	11,385,000	(368,324)	(123,928)	(244,396)
S&P 500 Index	5/17/24	5,275.00	22	USD	11,605,000	(201,982)	(111,353)	(90,629)
S&P 500 Index	5/17/24	5,350.00	21	USD	11,235,000	(116,760)	(76,559)	(40,201)
S&P 500 Index	5/31/24	5,400.00	21	USD	11,340,000	(116,760)	(85,185)	(31,575)
S&P 500 Index	6/21/24	5,425.00	21	USD	11,392,500	(136,479)	(131,711)	(4,768)
S&P 500 Index	6/21/24	5,450.00	21	USD	11,445,000	(121,170)	(140,396)	19,226
S&P 500 Index	6/28/24	5,500.00	21	USD	11,550,000	(100,590)	(104,927)	4,337
						$(1,775,701)	$(956,367)	$(819,334)

Currency Legend

USD	U.S. Dollar

MML Mid Cap Growth Fund — Portfolio of Investments

March 31, 2024 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.8%

COMMON STOCK — 96.6%
Communication Services — 6.2%
Liberty Media Corp-Liberty Formula One Class C (a)	31,260	$2,050,656
Match Group, Inc. (a)	41,095	1,490,927
New York Times Co. Class A	24,600	1,063,212
Pinterest, Inc. Class A (a)	64,240	2,227,201
Reddit, Inc. (a) (b)	4,870	240,188
Spotify Technology SA (a)	29,030	7,661,017
Take-Two Interactive Software, Inc. (a)	14,134	2,098,758
Trade Desk, Inc. Class A (a)	59,000	5,157,780
		21,989,739
Consumer Discretionary — 11.0%
Bath & Body Works, Inc.	46,700	2,335,934
Birkenstock Holding PLC (a)	11,857	560,243
Bright Horizons Family Solutions, Inc. (a)	8,300	940,888
Burlington Stores, Inc. (a)	13,000	3,018,470
Caesars Entertainment, Inc. (a)	33,105	1,448,013
Chipotle Mexican Grill, Inc. (a)	100	290,677
Domino's Pizza, Inc.	9,402	4,671,666
DoorDash, Inc., Class A (a)	18,000	2,478,960
DraftKings, Inc. Class A (a)	46,657	2,118,694
Five Below, Inc. (a) (b)	8,300	1,505,454
Hilton Worldwide Holdings, Inc.	21,700	4,628,827
Lululemon Athletica, Inc. (a)	1,300	507,845
On Holding AG, Class A (a) (b)	49,695	1,758,209
Ross Stores, Inc.	46,707	6,854,719
Tractor Supply Co.	2,685	702,718
Ulta Beauty, Inc. (a)	4,100	2,143,808
Yum! Brands, Inc.	24,207	3,356,301
		39,321,426
Consumer Staples — 4.1%
Boston Beer Co., Inc. Class A (a)	2,094	637,455
Casey's General Stores, Inc.	7,300	2,324,685
Celsius Holdings, Inc. (a)	18,653	1,546,707
Dollar General Corp.	4,574	713,818
Dollar Tree, Inc. (a)	21,229	2,826,641
elf Beauty, Inc. (a)	7,322	1,435,332
Freshpet, Inc. (a)	16,233	1,880,755
Kenvue, Inc.	37,262	799,643
McCormick & Co., Inc.	8,200	629,842
Reynolds Consumer Products, Inc.	31,800	908,208
TreeHouse Foods, Inc. (a)	24,507	954,548
		14,657,634

MML Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Energy — 4.3%
Cheniere Energy, Inc.	37,065	$5,977,843
Chesapeake Energy Corp. (b)	14,100	1,252,503
Coterra Energy, Inc.	47,200	1,315,936
EQT Corp.	56,800	2,105,576
Range Resources Corp.	28,900	995,027
TechnipFMC PLC	95,408	2,395,695
Weatherford International PLC (a)	9,500	1,096,490
		15,139,070
Financials — 7.2%
Ares Management Corp. Class A	23,198	3,084,870
Assurant, Inc.	16,100	3,030,664
Axis Capital Holdings Ltd.	12,500	812,750
Cboe Global Markets, Inc.	7,400	1,359,602
Corpay, Inc. (a)	6,400	1,974,656
Intercontinental Exchange, Inc.	21,600	2,968,488
KKR & Co., Inc.	31,300	3,148,154
Markel Group, Inc. (a)	620	943,318
MarketAxess Holdings, Inc.	6,200	1,359,350
Raymond James Financial, Inc.	15,200	1,951,984
Toast, Inc., Class A (a)	16,500	411,180
Tradeweb Markets, Inc. Class A	43,053	4,484,831
		25,529,847
Health Care — 22.1%
Acadia Healthcare Co., Inc. (a)	33,700	2,669,714
Agilent Technologies, Inc.	40,300	5,864,053
Alcon, Inc.	25,200	2,098,908
Align Technology, Inc. (a)	8,298	2,721,080
Alnylam Pharmaceuticals, Inc. (a)	24,558	3,670,193
Apellis Pharmaceuticals, Inc. (a)	10,682	627,888
Argenx SE ADR (a)	4,123	1,623,308
Ascendis Pharma AS ADR (a)	6,200	937,254
Avantor, Inc. (a)	161,600	4,132,112
Biogen, Inc. (a)	9,600	2,070,048
Bruker Corp.	44,358	4,166,991
Catalent, Inc. (a)	16,348	922,845
The Cooper Cos., Inc.	27,600	2,800,296
CRISPR Therapeutics AG (a) (b)	8,175	557,208
Cytokinetics, Inc. (a) (b)	8,200	574,902
DENTSPLY SIRONA, Inc.	35,200	1,168,288
Enovis Corp. (a)	25,978	1,622,326
Exact Sciences Corp. (a)	39,335	2,716,475
Hologic, Inc. (a)	87,100	6,790,316
ICON PLC (a)	6,518	2,189,722
Inspire Medical Systems, Inc. (a)	9,494	2,039,216
Ionis Pharmaceuticals, Inc. (a)	38,500	1,668,975
Mettler-Toledo International, Inc. (a)	1,060	1,411,167
Molina Healthcare, Inc. (a)	12,447	5,113,601
Quidelortho Corp. (a)	27,133	1,300,756
Repligen Corp. (a)	15,988	2,940,513
Sarepta Therapeutics, Inc. (a)	7,220	934,701
Teleflex, Inc.	20,940	4,736,000
Vaxcyte, Inc. (a)	5,430	370,923
Veeva Systems, Inc. Class A (a)	29,359	6,802,187

MML Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
West Pharmaceutical Services, Inc.	4,035	$1,596,690
		78,838,656
Industrials — 15.9%
Axon Enterprise, Inc. (a)	7,844	2,454,231
Broadridge Financial Solutions, Inc.	10,500	2,151,030
Builders FirstSource, Inc. (a)	10,021	2,089,879
BWX Technologies, Inc.	50,445	5,176,666
Clean Harbors, Inc. (a)	16,622	3,346,175
Equifax, Inc.	15,100	4,039,552
Esab Corp.	25,183	2,784,484
Ferguson PLC	5,300	1,157,679
Fortive Corp.	36,500	3,139,730
Howmet Aerospace, Inc.	5,000	342,150
IDEX Corp.	6,600	1,610,532
Ingersoll Rand, Inc.	45,300	4,301,235
JB Hunt Transport Services, Inc.	20,900	4,164,325
Paylocity Holding Corp. (a)	15,300	2,629,458
Quanta Services, Inc.	3,300	857,340
Shoals Technologies Group, Inc. Class A (a)	21,600	241,488
Southwest Airlines Co.	45,200	1,319,388
Textron, Inc.	52,693	5,054,839
TransUnion	49,676	3,964,145
United Rentals, Inc.	2,770	1,997,475
Veralto Corp.	16,200	1,436,292
Verisk Analytics, Inc.	5,800	1,367,234
Waste Connections, Inc.	5,700	980,457
		56,605,784
Information Technology — 19.9%
Amphenol Corp. Class A	21,900	2,526,165
Aspen Technology, Inc. (a)	12,804	2,730,837
Astera Labs, Inc. (a)	709	52,601
Atlassian Corp. Class A (a)	4,700	917,017
CCC Intelligent Solutions Holdings, Inc. (a)	175,601	2,100,188
CDW Corp.	17,450	4,463,361
Cognex Corp.	24,000	1,018,080
Crowdstrike Holdings, Inc. Class A (a)	13,610	4,363,230
Fair Isaac Corp. (a)	2,450	3,061,544
Fortinet, Inc. (a)	20,700	1,414,017
Gartner, Inc. (a)	9,746	4,645,626
HubSpot, Inc. (a)	3,460	2,167,898
Keysight Technologies, Inc. (a)	20,900	3,268,342
KLA Corp.	1,984	1,385,963
Lattice Semiconductor Corp. (a) (b)	40,300	3,152,669
Littelfuse, Inc.	1,800	436,230
Marvell Technology, Inc.	101,407	7,187,728
Microchip Technology, Inc.	85,300	7,652,263
MongoDB, Inc. (a)	8,070	2,894,225
NXP Semiconductors NV	5,400	1,337,958
PTC, Inc. (a)	39,092	7,386,042
Pure Storage, Inc. Class A (a)	13,300	691,467
Roper Technologies, Inc.	2,450	1,374,058
Silicon Laboratories, Inc. (a)	15,368	2,208,689
Tyler Technologies, Inc. (a)	5,300	2,252,553
		70,688,751

MML Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Materials — 4.2%
Avery Dennison Corp.	16,000	$3,572,000
Ball Corp.	72,747	4,900,238
Martin Marietta Materials, Inc.	6,460	3,966,052
RPM International, Inc.	9,900	1,177,605
Sealed Air Corp.	40,000	1,488,000
		15,103,895
Real Estate — 1.7%
CoStar Group, Inc. (a)	41,797	4,037,590
SBA Communications Corp.	9,587	2,077,503
		6,115,093

TOTAL COMMON STOCK (Cost $249,732,400)		343,989,895

PREFERRED STOCK — 0.2%
Consumer Discretionary — 0.0%
Nuro, Inc., Series D (Acquired 10/29/21, Cost $159,220) (a) (c) (d) (e)	7,638	31,239
Health Care — 0.0%
Caris Life Sciences, Inc., Series D (Acquired 5/11/21, Cost $271,366) (a) (c) (d) (e)	33,502	121,947
Industrials — 0.1%
Sila Nanotechnologies, Inc., Series F (Acquired 1/07/21, Cost $407,982) (a) (c) (d) (e)	9,885	200,468
Information Technology — 0.0%
Databricks, Inc., Series H (Acquired 8/31/21, Cost $185,327) (a) (c) (d) (e)	2,522	185,367
Materials — 0.1%
Redwood Materials, Inc., Series C (Acquired 5/28/21, Cost $200,090) (a) (c) (d) (e)	4,221	201,493

TOTAL PREFERRED STOCK (Cost $1,223,984)		740,514

TOTAL EQUITIES (Cost $250,956,384)		344,730,409

TOTAL LONG-TERM INVESTMENTS (Cost $250,956,384)		344,730,409

SHORT-TERM INVESTMENTS — 2.8%
Investment of Cash Collateral from Securities Loaned — 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio (f)	542,618	542,618
Mutual Fund — 0.0%
T. Rowe Price Treasury Reserve Fund	108	108

MML Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Repurchase Agreement — 2.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/28/24, 1.600%, due 4/01/24 (g)	$9,351,186	$9,351,186

TOTAL SHORT-TERM INVESTMENTS (Cost $9,893,912)		9,893,912

TOTAL INVESTMENTS — 99.6% (Cost $260,850,296) (h)		354,624,321

Other Assets/(Liabilities) — 0.4%		1,369,333

NET ASSETS — 100.0%		$355,993,654

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2024, was $8,950,689 or 2.51% of net assets. The Fund received $8,662,760 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Investment is valued using significant unobservable inputs.
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2024, these securities amounted to a value of $740,514 or 0.21% of net assets.
(e)	Restricted security. Certain securities are restricted to resale. At March 31, 2024, these securities amounted to a value of $740,514 or 0.21% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(f)	Represents investment of security lending cash collateral. (Note 2).
(g)	Maturity value of $9,352,848. Collateralized by U.S. Government Agency obligations with a rate of 5.000%, maturity date of 9/30/25, and an aggregate market value, including accrued interest, of $9,538,241.
(h)	See Note 3 for aggregate cost for federal tax purposes.

MML Mid Cap Value Fund — Portfolio of Investments

March 31, 2024 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.3%

COMMON STOCK — 98.5%
Communication Services — 3.1%
BCE, Inc.	58,706	$1,994,933
Electronic Arts, Inc.	7,113	943,682
Fox Corp. Class B	56,751	1,624,214
Interpublic Group of Cos., Inc.	102,213	3,335,210
Omnicom Group, Inc.	6,332	612,684
		8,510,723
Consumer Discretionary — 3.5%
Aptiv PLC (a)	25,629	2,041,350
BorgWarner, Inc.	66,232	2,300,900
Cie Generale des Etablissements Michelin SCA Class A	24,595	942,974
Darden Restaurants, Inc.	8,855	1,480,113
Mohawk Industries, Inc. (a)	13,365	1,749,345
Sodexo SA	10,993	942,556
		9,457,238
Consumer Staples — 11.3%
Conagra Brands, Inc.	221,476	6,564,549
Dollar Tree, Inc. (a)	28,782	3,832,323
General Mills, Inc.	46,328	3,241,570
Heineken NV	21,751	2,095,831
Kenvue, Inc.	139,553	2,994,807
Kimberly-Clark Corp.	41,762	5,401,915
Koninklijke Ahold Delhaize NV	169,848	5,078,426
Pernod Ricard SA	8,381	1,355,118
		30,564,539
Energy — 5.7%
Baker Hughes Co.	87,534	2,932,389
Coterra Energy, Inc.	50,672	1,412,735
Enterprise Products Partners LP (b)	189,929	5,542,128
EQT Corp.	59,556	2,207,741
Occidental Petroleum Corp.	51,150	3,324,239
		15,419,232
Financials — 16.9%
Aflac, Inc.	20,042	1,720,806
AllianceBernstein Holding LP (b)	22,743	790,092
Allstate Corp.	27,140	4,695,491
Ameriprise Financial, Inc.	3,350	1,468,774
Bank of New York Mellon Corp.	100,259	5,776,924
Commerce Bancshares, Inc.	45,123	2,400,544
First Hawaiian, Inc.	62,012	1,361,783
Hanover Insurance Group, Inc.	16,181	2,203,367

MML Mid Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Northern Trust Corp.	65,934	$5,862,851
PNC Financial Services Group, Inc.	9,072	1,466,035
Reinsurance Group of America, Inc.	19,750	3,809,380
T. Rowe Price Group, Inc.	27,560	3,360,115
Truist Financial Corp.	102,904	4,011,198
US Bancorp	26,905	1,202,653
Westamerica BanCorp	27,603	1,349,235
Willis Towers Watson PLC	15,252	4,194,300
		45,673,548
Health Care — 15.3%
Becton Dickinson & Co.	8,214	2,032,554
Cardinal Health, Inc.	26,979	3,018,950
Cencora, Inc.	4,328	1,051,661
Centene Corp. (a)	24,719	1,939,947
DENTSPLY SIRONA, Inc.	49,391	1,639,287
Envista Holdings Corp. (a)	78,670	1,681,965
GE HealthCare Technologies, Inc. (a)	18,415	1,674,108
Henry Schein, Inc. (a)	71,338	5,387,446
Hologic, Inc. (a)	31,201	2,432,430
Laboratory Corp. of America Holdings	12,600	2,752,596
Quest Diagnostics, Inc.	40,341	5,369,790
Universal Health Services, Inc. Class B	22,108	4,033,826
Zimmer Biomet Holdings, Inc.	62,777	8,285,308
		41,299,868
Industrials — 14.3%
Atkore, Inc.	4,089	778,382
Beacon Roofing Supply, Inc. (a)	29,227	2,864,831
Bunzl PLC	66,956	2,578,382
Cie de Saint-Gobain SA	26,259	2,036,275
Cummins, Inc.	4,639	1,366,881
Dover Corp.	4,532	803,025
Emerson Electric Co.	35,691	4,048,073
General Dynamics Corp.	3,805	1,074,875
Heartland Express, Inc.	75,009	895,608
Huntington Ingalls Industries, Inc.	6,243	1,819,647
Johnson Controls International PLC	32,422	2,117,805
MSC Industrial Direct Co., Inc. Class A	21,408	2,077,432
Norfolk Southern Corp.	17,079	4,352,925
Oshkosh Corp.	20,230	2,522,883
Republic Services, Inc.	8,329	1,594,504
Southwest Airlines Co.	109,790	3,204,770
Timken Co.	15,523	1,357,176
Vinci SA	24,846	3,182,470
		38,675,944
Information Technology — 6.4%
Amdocs Ltd.	35,558	3,213,376
Cognizant Technology Solutions Corp. Class A	17,152	1,257,070
F5, Inc. (a)	17,921	3,397,642
HP, Inc.	94,776	2,864,131
Juniper Networks, Inc.	53,382	1,978,337
TE Connectivity Ltd.	17,844	2,591,663

MML Mid Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Teradyne, Inc.	18,901	$2,132,600
		17,434,819
Materials — 3.8%
Akzo Nobel NV	40,077	2,989,202
Amcor PLC	201,838	1,919,479
Packaging Corp. of America	16,284	3,090,378
Sonoco Products Co.	37,527	2,170,562
		10,169,621
Real Estate — 6.6%
Equity Residential	31,132	1,964,741
Essex Property Trust, Inc.	5,168	1,265,178
Healthpeak Properties, Inc.	165,607	3,105,131
Public Storage	9,961	2,889,288
Realty Income Corp.	76,086	4,116,253
Regency Centers Corp.	46,249	2,800,839
VICI Properties, Inc.	55,436	1,651,438
		17,792,868
Utilities — 11.6%
CMS Energy Corp.	41,122	2,481,301
Duke Energy Corp.	43,542	4,210,947
Edison International	62,490	4,419,918
Evergy, Inc.	56,155	2,997,554
Eversource Energy	47,536	2,841,227
Northwestern Energy Group, Inc.	84,255	4,291,107
ONE Gas, Inc.	27,017	1,743,407
Pinnacle West Capital Corp.	35,290	2,637,222
Spire, Inc.	50,466	3,097,098
WEC Energy Group, Inc.	30,889	2,536,605
		31,256,386

TOTAL COMMON STOCK (Cost $257,756,746)		266,254,786

PREFERRED STOCK — 0.8%
Consumer Staples — 0.8%
Henkel AG & Co. KGaA 2.487%
	26,741	2,149,103

TOTAL PREFERRED STOCK (Cost $1,781,470)		2,149,103

TOTAL EQUITIES (Cost $259,538,216)		268,403,889

TOTAL LONG-TERM INVESTMENTS (Cost $259,538,216)		268,403,889

MML Mid Cap Value Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.7%

Repurchase Agreement — 0.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/28/24, 1.600%, due 4/01/24 (c)	$2,016,999	$2,016,999

TOTAL SHORT-TERM INVESTMENTS (Cost $2,016,999)		2,016,999

TOTAL INVESTMENTS — 100.0% (Cost $261,555,215) (d)		270,420,888

Other Assets/(Liabilities) — 0.0%		30,323

NET ASSETS — 100.0%		$270,451,211

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Security is a Master Limited Partnership.
(c)	Maturity value of $2,017,358. Collateralized by U.S. Government Agency obligations with a rate of 5.000%, maturity date of 9/30/25, and an aggregate market value, including accrued interest, of $2,057,441.
(d)	See Note 3 for aggregate cost for federal tax purposes.

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.	6/28/24	USD	5,768,247	EUR	5,304,633	$25,293
Goldman Sachs & Co.	6/28/24	USD	1,701,104	CAD	2,307,880	(4,825)
JP Morgan Chase Bank N.A.	6/28/24	USD	6,335,532	EUR	5,829,593	24,240
Morgan Stanley & Co. LLC	6/28/24	USD	2,204,490	GBP	1,742,095	4,719
Morgan Stanley & Co. LLC	6/28/24	USD	5,769,836	EUR	5,304,633	26,881
						$76,308

Currency Legend

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	U.S. Dollar

MML Small Cap Growth Equity Fund — Portfolio of Investments

March 31, 2024 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.7%

COMMON STOCK — 97.7%
Communication Services — 3.1%
Cargurus, Inc. (a)	54,997	$1,269,331
Cinemark Holdings, Inc. (a)	42,975	772,260
Criteo SA Sponsored ADR (a)	21,343	748,499
Eventbrite, Inc. Class A (a)	102,108	559,552
New York Times Co. Class A	19,322	835,097
Ziff Davis, Inc. (a)	10,427	657,318
		4,842,057
Consumer Discretionary — 11.1%
Abercrombie & Fitch Co. Class A (a)	5,265	659,862
Acushnet Holdings Corp.	8,549	563,807
American Eagle Outfitters, Inc.	14,800	381,692
Boot Barn Holdings, Inc. (a)	14,440	1,373,966
Boyd Gaming Corp.	14,173	954,126
Carter's, Inc.	7,888	667,956
Century Communities, Inc.	8,673	836,945
Crocs, Inc. (a)	4,922	707,784
Duolingo, Inc. (a)	1,601	353,149
European Wax Center, Inc. Class A (a)	41,142	534,023
Genius Sports Ltd. (a) (b)	91,849	524,458
Global-e Online Ltd. (a)	16,838	612,061
Goodyear Tire & Rubber Co. (a)	50,565	694,257
H&R Block, Inc.	18,511	909,075
Modine Manufacturing Co. (a)	7,183	683,750
Papa John's International, Inc.	10,055	669,663
Patrick Industries, Inc.	4,428	529,013
Skyline Champion Corp. (a)	26,058	2,215,191
Steven Madden Ltd. (b)	17,991	760,659
Visteon Corp. (a)	5,012	589,461
Wingstop, Inc.	2,392	876,429
YETI Holdings, Inc. (a)	28,144	1,084,951
		17,182,278
Consumer Staples — 4.0%
BellRing Brands, Inc. (a)	9,716	573,536
Celsius Holdings, Inc. (a)	20,758	1,721,254
elf Beauty, Inc. (a)	11,672	2,288,062
Freshpet, Inc. (a)	8,776	1,016,787
Simply Good Foods Co. (a)	17,310	589,059
		6,188,698
Energy — 6.4%
Cactus, Inc. Class A	21,131	1,058,452
Chord Energy Corp.	11,034	1,966,700

MML Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Gulfport Energy Corp. (a)	6,170	$987,940
Magnolia Oil & Gas Corp. Class A	34,697	900,387
Seadrill Ltd. (a)	30,163	1,517,199
Sitio Royalties Corp. Class A	32,197	795,910
Viper Energy, Inc.	66,869	2,571,782
		9,798,370
Financials — 9.7%
Ameris Bancorp	18,224	881,677
Assured Guaranty Ltd.	11,127	970,831
Cadence Bank	58,492	1,696,268
Hancock Whitney Corp.	19,649	904,640
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	58,346	1,657,027
Kemper Corp.	15,310	947,995
MGIC Investment Corp.	29,153	651,861
National Bank Holdings Corp. Class A	25,131	906,475
PJT Partners, Inc. Class A	14,720	1,387,507
PRA Group, Inc. (a)	35,566	927,561
Seacoast Banking Corp. of Florida	33,472	849,854
Selective Insurance Group, Inc.	7,435	811,679
SiriusPoint Ltd. (a)	64,751	822,985
StepStone Group, Inc. Class A	20,381	728,417
UMB Financial Corp.	9,008	783,606
		14,928,383
Health Care — 16.8%
Acadia Healthcare Co., Inc. (a)	17,551	1,390,390
Akero Therapeutics, Inc. (a) (b)	25,096	633,925
Amicus Therapeutics, Inc. (a)	25,886	304,937
Apellis Pharmaceuticals, Inc. (a)	10,946	643,406
Apogee Therapeutics, Inc. (a)	7,486	497,445
Axsome Therapeutics, Inc. (a)	3,550	283,290
Blueprint Medicines Corp. (a)	6,039	572,859
Celldex Therapeutics, Inc. (a)	13,728	576,164
Crinetics Pharmaceuticals, Inc. (a)	17,978	841,550
Cytokinetics, Inc. (a)	13,137	921,035
Disc Medicine, Inc. (a)	4,473	278,489
Evolent Health, Inc. Class A (a)	21,405	701,870
Glaukos Corp. (a)	5,963	562,251
Globus Medical, Inc. Class A (a)	13,704	735,083
Haemonetics Corp. (a)	22,543	1,924,045
HealthEquity, Inc. (a)	9,528	777,771
Immatics NV (a)	55,906	587,572
Immunocore Holdings PLC ADR (a)	6,161	400,465
Inari Medical, Inc. (a)	12,033	577,343
Inspire Medical Systems, Inc. (a)	4,153	892,023
Intellia Therapeutics, Inc. (a)	6,969	191,717
Intra-Cellular Therapies, Inc. (a)	8,594	594,705
Kymera Therapeutics, Inc. (a)	15,193	610,759
Longboard Pharmaceuticals, Inc. (a)	10,186	220,018
Merus NV (a)	8,984	404,549
Morphic Holding, Inc. (a)	10,552	371,430
Myriad Genetics, Inc. (a)	35,960	766,667
PROCEPT BioRobotics Corp. (a) (b)	31,873	1,575,164
Prothena Corp. PLC (a)	4,575	113,323
PTC Therapeutics, Inc. (a)	8,612	250,523
Revolution Medicines, Inc. (a)	33,605	1,083,089

MML Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Rocket Pharmaceuticals, Inc. (a)	35,989	$969,544
Shockwave Medical, Inc. (a)	3,225	1,050,157
Spyre Therapeutics, Inc. (a) (b)	4,600	174,478
Structure Therapeutics, Inc. ADR (a)	11,530	494,176
Surgery Partners, Inc. (a)	22,701	677,171
Syndax Pharmaceuticals, Inc. (a)	18,698	445,012
Vaxcyte, Inc. (a)	9,639	658,440
Veracyte, Inc. (a)	25,649	568,382
Verona Pharma PLC ADR (a) (b)	18,424	296,442
Xenon Pharmaceuticals, Inc. (a)	7,656	329,591
		25,947,250
Industrials — 23.4%
Acuity Brands, Inc.	2,884	775,017
Air Lease Corp.	23,851	1,226,895
Ameresco, Inc. Class A (a)	16,193	390,737
Applied Industrial Technologies, Inc.	10,481	2,070,522
Aris Water Solutions, Inc. Class A	23,965	339,105
Atmus Filtration Technologies, Inc. (a)	14,200	457,950
AZEK Co., Inc. (a)	54,201	2,721,974
Boise Cascade Co.	6,964	1,068,069
Casella Waste Systems, Inc. Class A (a)	9,147	904,364
Comfort Systems USA, Inc.	4,715	1,498,003
Curtiss-Wright Corp.	5,371	1,374,654
Enpro, Inc.	5,800	978,866
Exlservice Holdings, Inc. (a)	41,221	1,310,828
Flowserve Corp.	20,590	940,551
Fluor Corp. (a)	70,103	2,963,955
GATX Corp.	5,838	782,467
Helios Technologies, Inc.	17,040	761,518
Herc Holdings, Inc.	4,170	701,811
Kennametal, Inc. (b)	20,928	521,944
Kirby Corp. (a)	10,269	978,841
Leonardo DRS, Inc. (a)	25,788	569,657
ManpowerGroup, Inc.	9,455	734,086
McGrath RentCorp	5,950	734,052
Middleby Corp. (a)	4,498	723,233
NEXTracker, Inc. Class A (a)	12,433	699,605
Rush Enterprises, Inc. Class A	40,889	2,188,379
RXO, Inc. (a)	32,774	716,767
Ryder System, Inc.	6,888	827,869
Shoals Technologies Group, Inc. Class A (a)	93,664	1,047,164
TriNet Group, Inc.	9,061	1,200,492
Verra Mobility Corp. (a)	76,753	1,916,522
Zurn Elkay Water Solutions Corp. Class C	61,279	2,051,008
		36,176,905
Information Technology — 13.5%
Belden, Inc.	8,782	813,301
Calix, Inc. (a)	8,279	274,532
Cirrus Logic, Inc. (a)	6,511	602,658
Clearwater Analytics Holdings, Inc. Class A (a)	38,626	683,294
Crane NXT Co.	14,177	877,556
CyberArk Software Ltd. (a)	4,685	1,244,477
DoubleVerify Holdings, Inc. (a)	50,703	1,782,717
ePlus, Inc. (a)	6,078	477,366
Fabrinet (a)	2,056	388,625

MML Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Five9, Inc. (a)	11,693	$726,252
FormFactor, Inc. (a)	16,568	755,998
Intapp, Inc. (a)	10,607	363,820
Jamf Holding Corp. (a)	77,758	1,426,859
Manhattan Associates, Inc. (a)	3,263	816,501
MKS Instruments, Inc.	5,392	717,136
Novanta, Inc. (a)	5,818	1,016,812
Perficient, Inc. (a)	11,381	640,637
Power Integrations, Inc.	8,887	635,865
PowerSchool Holdings, Inc. Class A (a)	50,224	1,069,269
Rapid7, Inc. (a)	12,359	606,085
SiTime Corp. (a)	4,200	391,566
Sprout Social, Inc. Class A (a)	26,708	1,594,735
Squarespace, Inc. Class A (a)	34,816	1,268,695
Synaptics, Inc. (a)	6,759	659,408
Universal Display Corp.	2,121	357,282
Viavi Solutions, Inc. (a)	73,307	666,361
		20,857,807
Materials — 3.5%
Arcadium Lithium PLC (a) (b)	171,931	741,022
Cabot Corp.	30,586	2,820,029
Graphic Packaging Holding Co.	33,216	969,243
Methanex Corp.	19,176	855,825
		5,386,119
Real Estate — 5.2%
American Healthcare REIT, Inc.	41,817	616,801
Douglas Emmett, Inc. (b)	43,602	604,760
Essential Properties Realty Trust, Inc.	32,456	865,277
National Storage Affiliates Trust	18,637	729,825
Phillips Edison & Co., Inc.	46,746	1,676,779
PotlatchDeltic Corp.	9,926	466,720
Ryman Hospitality Properties, Inc.	11,402	1,318,185
Terreno Realty Corp.	12,502	830,133
Xenia Hotels & Resorts, Inc.	56,687	850,872
		7,959,352
Utilities — 1.0%
IDACORP, Inc.	7,947	738,197
ONE Gas, Inc.	12,198	787,137
		1,525,334

TOTAL COMMON STOCK (Cost $123,394,397)		150,792,553

TOTAL EQUITIES (Cost $123,394,397)		150,792,553

EXCHANGE-TRADED FUNDS — 1.0%
iShares Russell 2000 ETF (b)	5,178	1,088,933

MML Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
iShares Russell 2000 Growth ETF (b)	1,731	$468,755

TOTAL EXCHANGE-TRADED FUNDS (Cost $1,525,870)		1,557,688

TOTAL LONG-TERM INVESTMENTS (Cost $124,920,267)		152,350,241

SHORT-TERM INVESTMENTS — 2.1%
Investment of Cash Collateral from Securities Loaned — 1.0%
State Street Navigator Securities Lending Government Money Market Portfolio (c)	1,517,043	1,517,043

	Principal Amount
Repurchase Agreement — 1.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/28/24, 1.600%, due 4/01/24 (d)	$1,736,926	1,736,926

TOTAL SHORT-TERM INVESTMENTS (Cost $3,253,969)		3,253,969

TOTAL INVESTMENTS — 100.8% (Cost $128,174,236) (e)		155,604,210

Other Assets/(Liabilities) — (0.8)%		(1,213,877)

NET ASSETS — 100.0%		$154,390,333

Abbreviation Legend

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2024, was $7,672,352 or 4.97% of net assets. The Fund received $6,364,198 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Represents investment of security lending cash collateral. (Note 2).
(d)	Maturity value of $1,737,235. Collateralized by U.S. Government Agency obligations with a rate of 5.000%, maturity date of 9/30/25, and an aggregate market value, including accrued interest, of $1,771,774.
(e)	See Note 3 for aggregate cost for federal tax purposes.

MML Small Company Value Fund — Portfolio of Investments

March 31, 2024 (Unaudited)

	Number of Shares	Value
EQUITIES — 101.0%

COMMON STOCK — 101.0%
Communication Services — 1.7%
Cable One, Inc.	2,398	$1,014,666
Entravision Communications Corp. Class A	106,937	175,377
Townsquare Media, Inc. Class A	6,339	69,602
		1,259,645
Consumer Discretionary — 12.4%
Accel Entertainment, Inc. (a)	33,516	395,154
Boyd Gaming Corp.	7,878	530,347
BRP, Inc. (b)	7,507	503,720
Brunswick Corp.	10,765	1,039,038
Cavco Industries, Inc. (a)	863	344,389
Dave & Buster's Entertainment, Inc. (a)	11,364	711,386
Everi Holdings, Inc. (a)	46,521	467,536
Malibu Boats, Inc. Class A (a)	7,422	321,224
MarineMax, Inc. (a)	22,197	738,272
OneWater Marine, Inc. Class A (a) (b)	16,838	473,990
Penske Automotive Group, Inc.	3,280	531,327
Red Robin Gourmet Burgers, Inc. (a) (b)	7,638	58,507
Skyline Champion Corp. (a)	13,957	1,186,484
Solo Brands, Inc. Class A (a) (b)	52,978	114,962
Tapestry, Inc.	31,144	1,478,717
Topgolf Callaway Brands Corp. (a)	18,922	305,969
		9,201,022
Consumer Staples — 3.7%
Edgewell Personal Care Co.	31,798	1,228,675
Spectrum Brands Holdings, Inc.	13,266	1,180,806
Turning Point Brands, Inc.	10,350	303,255
		2,712,736
Energy — 11.1%
Cactus, Inc. Class A	22,135	1,108,742
ChampionX Corp.	52,774	1,894,059
Chord Energy Corp.	6,656	1,186,365
Mach Natural Resources LP	18,648	359,906
Magnolia Oil & Gas Corp. Class A	59,045	1,532,218
Northern Oil & Gas, Inc.	34,836	1,382,293
Permian Resources Corp. (b)	41,619	734,992
		8,198,575
Financials — 31.3%
A-Mark Precious Metals, Inc. (b)	18,172	557,699
Ameris Bancorp	17,999	870,792
Axis Capital Holdings Ltd.	23,879	1,552,612

MML Small Company Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Axos Financial, Inc. (a)	3,387	$183,033
Banc of California, Inc.	22,344	339,852
BankUnited, Inc.	10,492	293,776
Columbia Banking System, Inc.	44,436	859,837
Compass Diversified Holdings (b)	54,867	1,320,649
CVB Financial Corp.	53,764	959,150
Enact Holdings, Inc.	3,490	108,818
Euronet Worldwide, Inc. (a)	10,343	1,137,006
EVERTEC, Inc.	41,646	1,661,675
Fidelis Insurance Holdings Ltd.	19,079	371,659
First BanCorp	46,892	822,486
First Interstate BancSystem, Inc. Class A	24,618	669,856
First Merchants Corp.	9,119	318,253
FNB Corp.	122,191	1,722,893
Hamilton Insurance Group Ltd. Class B (a)	18,046	251,381
Home BancShares, Inc.	53,284	1,309,188
Old National Bancorp	107,932	1,879,096
Origin Bancorp, Inc.	1,512	47,235
Pacific Premier Bancorp, Inc.	27,950	670,800
Patria Investments Ltd. Class A	16,976	251,924
Popular, Inc.	6,162	542,810
Provident Financial Services, Inc.	12,416	180,901
Repay Holdings Corp. (a)	24,444	268,884
SouthState Corp.	16,630	1,414,049
UMB Financial Corp.	10,800	939,492
Valley National Bancorp	56,973	453,505
Webster Financial Corp.	22,727	1,153,850
		23,113,161
Health Care — 2.2%
AMN Healthcare Services, Inc. (a)	3,623	226,474
Embecta Corp.	31,850	422,650
Enovis Corp. (a)	8,071	504,034
Envista Holdings Corp. (a)	22,622	483,658
		1,636,816
Industrials — 18.8%
Atmus Filtration Technologies, Inc. (a)	17,840	575,340
Barrett Business Services, Inc.	1,698	215,171
Beacon Roofing Supply, Inc. (a)	13,382	1,311,704
Brink's Co.	15,796	1,459,234
Deluxe Corp.	27,789	572,175
DIRTT Environmental Solutions (a)	117,114	57,854
DXP Enterprises, Inc. (a)	7,015	376,916
Gates Industrial Corp. PLC (a)	71,986	1,274,872
GMS, Inc. (a)	11,038	1,074,439
Hillman Solutions Corp. (a)	59,244	630,356
IBEX Holdings Ltd. (a)	12,681	195,668
Karat Packaging, Inc.	1,896	54,245
Korn Ferry	16,002	1,052,292
Loomis AB	15,047	419,524
Luxfer Holdings PLC	6,354	65,891
NV5 Global, Inc. (a)	4,024	394,392
Science Applications International Corp.	3,447	449,454
Sensata Technologies Holding PLC	12,590	462,557
Tecnoglass, Inc. (b)	19,869	1,033,784
Timken Co.	18,806	1,644,209

MML Small Company Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Titan Machinery, Inc. (a)	10,246	$254,203
Verra Mobility Corp. (a)	11,566	288,803
		13,863,083
Information Technology — 8.6%
Avnet, Inc.	26,539	1,315,803
Axcelis Technologies, Inc. (a)	3,340	372,477
Belden, Inc.	5,888	545,288
Coherent Corp. (a)	18,549	1,124,440
Cohu, Inc. (a)	11,987	399,527
Kulicke & Soffa Industries, Inc.	21,354	1,074,320
MKS Instruments, Inc.	1,400	186,200
Teradata Corp. (a)	33,719	1,303,914
		6,321,969
Materials — 5.2%
Graphic Packaging Holding Co.	71,900	2,098,042
Ingevity Corp. (a)	6,918	329,989
Minerals Technologies, Inc.	10,974	826,123
Pactiv Evergreen, Inc.	42,255	605,091
		3,859,245
Real Estate — 4.4%
CareTrust REIT, Inc.	34,293	835,720
Ryman Hospitality Properties, Inc.	8,039	929,389
Terreno Realty Corp.	14,925	991,020
UMH Properties, Inc.	29,749	483,124
		3,239,253
Utilities — 1.6%
ALLETE, Inc.	7,590	452,667
Southwest Gas Holdings, Inc.	10,061	765,944
		1,218,611

TOTAL COMMON STOCK (Cost $69,307,224)		74,624,116

TOTAL EQUITIES (Cost $69,307,224)		74,624,116

TOTAL LONG-TERM INVESTMENTS (Cost $69,307,224)		74,624,116

SHORT-TERM INVESTMENTS — 1.6%
Investment of Cash Collateral from Securities Loaned — 1.5%
State Street Navigator Securities Lending Government Money Market Portfolio (c)	1,089,088	1,089,088

	Principal Amount
Repurchase Agreement — 0.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/28/24, 1.600%, due 4/01/24 (d)	$115,946	115,946

MML Small Company Value Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
TOTAL SHORT-TERM INVESTMENTS (Cost $1,205,034)		$1,205,034

TOTAL INVESTMENTS — 102.6% (Cost $70,512,258) (e)		75,829,150

Other Assets/(Liabilities) — (2.6)%		(1,954,990)

NET ASSETS — 100.0%		$73,874,160

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2024, was $3,616,831 or 4.90% of net assets. The Fund received $2,580,332 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Represents investment of security lending cash collateral. (Note 2).
(d)	Maturity value of $115,967. Collateralized by U.S. Government Agency obligations with a rate of 5.000%, maturity date of 9/30/25, and an aggregate market value, including accrued interest, of $118,317.
(e)	See Note 3 for aggregate cost for federal tax purposes.

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
UBS AG	6/28/24	USD	365,765	SEK	3,842,101	$5,543

Currency Legend

SEK	Swedish Krona
USD	U.S. Dollar

MML Small/Mid Cap Value Fund — Portfolio of Investments

March 31, 2024 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.6%

COMMON STOCK — 98.6%
Communication Services — 2.6%
Criteo SA Sponsored ADR (a)	42,701	$1,497,524
Nexstar Media Group, Inc.	12,114	2,087,121
		3,584,645
Consumer Discretionary — 18.3%
Adient PLC (a)	45,562	1,499,901
ADT, Inc.	232,631	1,563,280
AutoNation, Inc. (a)	9,490	1,571,354
Bath & Body Works, Inc.	40,787	2,040,166
BorgWarner, Inc.	51,176	1,777,854
Brunswick Corp.	19,311	1,863,898
Dick's Sporting Goods, Inc.	10,444	2,348,438
Dine Brands Global, Inc.	20,281	942,661
Papa John's International, Inc.	8,011	533,533
PulteGroup, Inc.	17,617	2,124,962
PVH Corp.	16,758	2,356,342
Ralph Lauren Corp.	10,245	1,923,601
Tapestry, Inc.	34,150	1,621,442
Taylor Morrison Home Corp. (a)	25,104	1,560,716
Williams-Sonoma, Inc.	5,252	1,667,668
		25,395,816
Consumer Staples — 2.5%
Lamb Weston Holdings, Inc.	16,839	1,793,859
Nomad Foods Ltd.	84,913	1,660,898
		3,454,757
Energy — 5.4%
Cameco Corp.	43,654	1,891,091
ChampionX Corp.	45,740	1,641,609
HF Sinclair Corp.	18,096	1,092,456
International Seaways, Inc.	20,877	1,110,656
Magnolia Oil & Gas Corp. Class A	68,070	1,766,416
		7,502,228
Financials — 17.4%
American Financial Group, Inc.	10,517	1,435,360
BankUnited, Inc.	26,087	730,436
Cboe Global Markets, Inc.	10,124	1,860,082
Comerica, Inc.	31,594	1,737,354
Everest Group Ltd.	3,460	1,375,350
Federated Hermes, Inc.	18,930	683,752
First BanCorp	95,772	1,679,841
First Citizens BancShares, Inc. Class A	1,383	2,261,205

MML Small/Mid Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
First Hawaiian, Inc.	73,300	$1,609,668
Hanover Insurance Group, Inc.	7,028	957,003
Kemper Corp.	17,304	1,071,464
Moelis & Co. Class A	19,756	1,121,548
Stifel Financial Corp.	19,971	1,561,133
Texas Capital Bancshares, Inc. (a)	21,914	1,348,807
Walker & Dunlop, Inc.	1,778	179,685
Webster Financial Corp.	27,083	1,375,004
Wintrust Financial Corp.	16,828	1,756,675
Zions Bancorp NA	30,479	1,322,788
		24,067,155
Health Care — 5.8%
Acadia Healthcare Co., Inc. (a)	12,272	972,188
AMN Healthcare Services, Inc. (a)	18,153	1,134,744
Avantor, Inc. (a)	58,480	1,495,334
Envista Holdings Corp. (a)	32,936	704,172
Fortrea Holdings, Inc. (a)	38,408	1,541,697
Integra LifeSciences Holdings Corp. (a)	37,199	1,318,704
Pediatrix Medical Group, Inc. (a)	84,452	847,053
		8,013,892
Industrials — 23.8%
ABM Industries, Inc.	25,616	1,142,986
Alaska Air Group, Inc. (a)	31,146	1,338,967
ArcBest Corp.	12,448	1,773,840
Builders FirstSource, Inc. (a)	12,630	2,633,986
Dycom Industries, Inc. (a)	13,393	1,922,297
Fluor Corp. (a)	40,910	1,729,675
Gates Industrial Corp. PLC (a)	109,030	1,930,921
Herc Holdings, Inc.	10,150	1,708,245
Korn Ferry	9,900	651,024
MasTec, Inc. (a)	20,943	1,952,935
Middleby Corp. (a)	12,771	2,053,449
MillerKnoll, Inc.	49,206	1,218,341
Oshkosh Corp.	14,285	1,781,482
Regal Rexnord Corp.	10,147	1,827,475
Robert Half, Inc.	20,379	1,615,647
Sensata Technologies Holding PLC	28,000	1,028,720
Spirit AeroSystems Holdings, Inc. Class A (a)	23,576	850,386
Star Bulk Carriers Corp.	59,963	1,431,317
Stericycle, Inc. (a)	33,306	1,756,891
WillScot Mobile Mini Holdings Corp. (a)	34,769	1,616,759
WNS Holdings Ltd. (a)	20,409	1,031,267
		32,996,610
Information Technology — 9.8%
ACI Worldwide, Inc. (a)	38,851	1,290,242
Amkor Technology, Inc.	44,170	1,424,041
Avnet, Inc.	24,205	1,200,084
Belden, Inc.	16,004	1,482,131
Calix, Inc. (a)	37,527	1,244,395
CommVault Systems, Inc. (a)	13,856	1,405,414
FormFactor, Inc. (a)	31,578	1,440,904
Gen Digital, Inc.	61,783	1,383,939
Lumentum Holdings, Inc. (a)	26,669	1,262,777

MML Small/Mid Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Synaptics, Inc. (a)	14,411	$1,405,937
		13,539,864
Materials — 3.7%
ATI, Inc. (a)	35,280	1,805,278
Avient Corp.	381	16,535
Berry Global Group, Inc.	22,594	1,366,485
Element Solutions, Inc.	75,837	1,894,408
		5,082,706
Real Estate — 6.8%
Apartment Income REIT Corp.	49,224	1,598,303
Broadstone Net Lease, Inc.	50,138	785,663
CubeSmart	18,572	839,826
First Industrial Realty Trust, Inc.	22,254	1,169,225
Jones Lang LaSalle, Inc. (a)	10,173	1,984,651
Ryman Hospitality Properties, Inc.	12,013	1,388,823
STAG Industrial, Inc.	43,828	1,684,748
		9,451,239
Utilities — 2.5%
CenterPoint Energy, Inc.	34,261	976,096
IDACORP, Inc.	12,437	1,155,273
Portland General Electric Co.	31,580	1,326,360
		3,457,729

TOTAL COMMON STOCK (Cost $118,471,655)		136,546,641

TOTAL EQUITIES (Cost $118,471,655)		136,546,641

TOTAL LONG-TERM INVESTMENTS (Cost $118,471,655)		136,546,641

	Principal Amount
SHORT-TERM INVESTMENTS — 0.5%

Repurchase Agreement — 0.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/28/24, 1.600%, due 4/01/24 (b)	$729,505	729,505

TOTAL SHORT-TERM INVESTMENTS (Cost $729,505)		729,505

TOTAL INVESTMENTS — 99.1% (Cost $119,201,160) (c)		137,276,146

Other Assets/(Liabilities) — 0.9%		1,262,483

NET ASSETS — 100.0%		$138,538,629

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Maturity value of $729,635. Collateralized by U.S. Government Agency obligations with a rate of 5.000%, maturity date of 9/30/25, and an aggregate market value, including accrued interest, of $744,133.
(c)	See Note 3 for aggregate cost for federal tax purposes.

MML Sustainable Equity Fund — Portfolio of Investments

March 31, 2024 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.8%

COMMON STOCK — 99.8%
Communication Services — 8.4%
Alphabet, Inc. Class A (a)	40,066	$6,047,161
Electronic Arts, Inc.	3,791	502,952
Liberty Media Corp-Liberty Formula One Class C (a)	2,906	190,634
Meta Platforms, Inc. Class A	7,469	3,626,797
Verizon Communications, Inc.	39,959	1,676,680
Walt Disney Co.	6,432	787,019
		12,831,243
Consumer Discretionary — 10.6%
Airbnb, Inc. Class A (a)	2,325	383,532
Amazon.com, Inc. (a)	28,170	5,081,304
Aptiv PLC (a)	12,747	1,015,298
CarMax, Inc. (a)	6,380	555,762
Chipotle Mexican Grill, Inc. (a)	147	427,295
Deckers Outdoor Corp. (a)	807	759,597
Home Depot, Inc.	6,761	2,593,520
LKQ Corp.	17,482	933,714
Starbucks Corp.	9,200	840,788
Tesla, Inc. (a)	6,885	1,210,314
TJX Cos., Inc.	14,890	1,510,144
Tractor Supply Co.	2,997	784,375
		16,095,643
Consumer Staples — 5.6%
Colgate-Palmolive Co.	4,827	434,671
Costco Wholesale Corp.	1,508	1,104,806
Mondelez International, Inc. Class A	14,074	985,180
PepsiCo, Inc.	10,301	1,802,778
Procter & Gamble Co.	8,021	1,301,407
Sysco Corp.	16,833	1,366,503
Target Corp.	8,370	1,483,248
		8,478,593
Energy — 3.7%
ConocoPhillips	17,046	2,169,615
EOG Resources, Inc.	13,473	1,722,388
Schlumberger NV	31,935	1,750,358
		5,642,361
Financials — 13.3%
American Express Co.	4,184	952,655
Ameriprise Financial, Inc.	2,164	948,784
Bank of America Corp.	37,934	1,438,457
BlackRock, Inc.	1,349	1,124,661

MML Sustainable Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Block, Inc. (a)	3,992	$337,643
Intercontinental Exchange, Inc.	4,966	682,477
JP Morgan Chase & Co.	12,750	2,553,825
Marsh & McLennan Cos., Inc.	4,478	922,379
Mastercard, Inc. Class A	2,986	1,437,968
MetLife, Inc.	10,276	761,554
Morgan Stanley	20,175	1,899,678
Progressive Corp.	4,917	1,016,934
Prudential Financial, Inc.	6,760	793,624
Regions Financial Corp.	54,311	1,142,704
S&P Global, Inc.	3,479	1,480,141
Visa, Inc. Class A	9,526	2,658,516
		20,152,000
Health Care — 12.7%
AbbVie, Inc.	10,834	1,972,871
Agilent Technologies, Inc.	10,837	1,576,892
Amgen, Inc.	3,626	1,030,944
Bristol-Myers Squibb Co.	12,165	659,708
Cigna Group	4,575	1,661,594
Danaher Corp.	7,434	1,856,419
Dexcom, Inc. (a)	2,075	287,803
Eli Lilly & Co.	1,312	1,020,684
Intuitive Surgical, Inc. (a)	2,306	920,302
Merck & Co., Inc.	12,955	1,709,412
Novo Nordisk AS Class B	9,291	1,190,139
Thermo Fisher Scientific, Inc.	2,282	1,326,321
UnitedHealth Group, Inc.	5,063	2,504,666
Vertex Pharmaceuticals, Inc. (a)	1,431	598,172
Zoetis, Inc.	5,723	968,389
		19,284,316
Industrials — 8.9%
Cummins, Inc.	4,003	1,179,484
Deere & Co.	1,623	666,631
Eaton Corp. PLC	5,614	1,755,385
FedEx Corp.	1,794	519,793
Generac Holdings, Inc. (a)	1,447	182,525
Honeywell International, Inc.	5,261	1,079,820
Johnson Controls International PLC	22,573	1,474,468
Lockheed Martin Corp.	1,531	696,406
Masco Corp.	9,683	763,795
Parker-Hannifin Corp.	1,940	1,078,233
Uber Technologies, Inc. (a)	10,539	811,398
Union Pacific Corp.	5,470	1,345,237
United Parcel Service, Inc. Class B	6,952	1,033,276
Xylem, Inc.	7,012	906,231
		13,492,682
Information Technology — 30.8%
Accenture PLC Class A	4,409	1,528,203
Adobe, Inc. (a)	812	409,735
Advanced Micro Devices, Inc. (a)	12,849	2,319,116
Analog Devices, Inc.	7,326	1,449,009
Apple, Inc.	36,123	6,194,372
Applied Materials, Inc.	6,927	1,428,555

MML Sustainable Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
ASML Holding NV	747	$717,182
Broadcom, Inc.	519	687,888
Cadence Design Systems, Inc. (a)	4,652	1,448,075
CDW Corp.	6,023	1,540,563
Cisco Systems, Inc.	31,914	1,592,828
Crowdstrike Holdings, Inc. Class A (a)	902	289,172
International Business Machines Corp.	7,954	1,518,896
Keysight Technologies, Inc. (a)	8,484	1,326,728
Microsoft Corp.	31,689	13,332,196
NVIDIA Corp.	8,985	8,118,487
Salesforce, Inc.	6,173	1,859,184
ServiceNow, Inc. (a)	539	410,934
Workday, Inc. Class A (a)	1,995	544,136
		46,715,259
Materials — 2.3%
Ball Corp.	11,015	741,970
Ecolab, Inc.	4,614	1,065,373
Linde PLC	3,788	1,758,844
		3,566,187
Real Estate — 2.2%
Equinix, Inc.	1,108	914,465
Prologis, Inc.	18,508	2,410,112
		3,324,577
Utilities — 1.3%
NextEra Energy, Inc.	30,570	1,953,729

TOTAL COMMON STOCK (Cost $103,237,616)		151,536,590

TOTAL EQUITIES (Cost $103,237,616)		151,536,590

EXCHANGE-TRADED FUNDS — 0.1%
SPDR S&P 500 ETF Trust	168	87,876

TOTAL EXCHANGE-TRADED FUNDS (Cost $85,989)		87,876

TOTAL LONG-TERM INVESTMENTS (Cost $103,323,605)		151,624,466

	Principal Amount
SHORT-TERM INVESTMENTS — 0.2%

Repurchase Agreement — 0.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/28/24, 1.600%, due 4/01/24 (b)	$337,452	337,452

TOTAL SHORT-TERM INVESTMENTS (Cost $337,452)		337,452

MML Sustainable Equity Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
TOTAL INVESTMENTS — 100.1% (Cost $103,661,057) (c)		$151,961,918

Other Assets/(Liabilities) — (0.1)%		(88,990)

NET ASSETS — 100.0%		$151,872,928

Abbreviation Legend

ETF	Exchange-Traded Fund

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Maturity value of $337,512. Collateralized by U.S. Government Agency obligations with a rate of 5.000%, maturity date of 9/30/25, and an aggregate market value, including accrued interest, of $344,260.
(c)	See Note 3 for aggregate cost for federal tax purposes.

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.	6/28/24	EUR	14,540	USD	15,788	$(46)
Bank of America N.A.	6/28/24	USD	212,495	EUR	195,416	931
JP Morgan Chase Bank N.A.	6/28/24	USD	212,440	EUR	195,416	876
Morgan Stanley & Co. LLC	6/28/24	USD	212,554	EUR	195,416	990
						$2,751

Currency Legend

EUR	Euro
USD	U.S. Dollar

MML Total Return Bond Fund — Portfolio of Investments

March 31, 2024 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 114.6%

BANK LOANS — 1.5%
Beverages — 0.1%
City Brewing Co. LLC, Closing Date Term Loan, 3 mo. USD Term SOFR + 3.500%
9.078% VRN 4/05/28	$50,512	$38,777
Naked Juice LLC
Term Loan, 3 mo. USD Term SOFR + 3.250%
8.659% VRN 1/24/29	139,601	130,305
2nd Lien Term Loan, 3 mo. USD Term SOFR + 6.000%
11.402% VRN 1/24/30	28,134	22,657
Triton Water Holdings, Inc., Term Loan, 3 mo. USD Term SOFR + 3.250%,
8.562% VRN 3/31/28	26,537	26,235
		217,974
Chemicals — 0.0%
Chemours Co., 2023 USD Term Loan B, 1 mo. USD Term SOFR + 3.500%
8.830% VRN 8/18/28	66,110	65,779
Mativ Holdings, Inc., Delayed Draw Term Loan A, 1 mo. USD Term SOFR + 2.500%,
7.930% VRN 5/06/27	17,744	17,389
		83,168
Commercial Services — 0.1%
Element Materials Technology Group U.S. Holdings Inc.
2022 USD Term Loan, 3 mo. USD Term SOFR + 4.250%
9.659% VRN 7/06/29	20,260	20,244
2022 USD Delayed Draw Term Loan, 3 mo. USD Term SOFR + 4.250%
9.659% VRN 7/06/29	9,351	9,343
Pre-Paid Legal Services, Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 3.750%,
9.195% VRN 12/15/28	28,078	27,923
Prime Security Services Borrower LLC, 2023 Term Loan A, 6 mo. USD Term SOFR + 2.250%
7.503% VRN 3/14/28	24,367	24,184
Spin Holdco, Inc., 2021 Term Loan, 3 mo. USD Term SOFR + 4.000%
9.585% VRN 3/04/28	111,691	103,000
Trans Union, LLC, 2024 Term Loan B6, 1 mo. USD Term SOFR + 2.000%,
7.327% VRN 12/01/28	32,086	32,054
TruGreen Ltd. Partnership, 2020 Term Loan, 1 mo. USD Term SOFR + 4.000%,
9.430% VRN 11/02/27	23,851	23,180
		239,928

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Computers — 0.0%
Amentum Government Services Holdings LLC, Term Loan B, 1 mo. USD Term SOFR + 4.000%
9.445% VRN 1/29/27	$28,860	$28,896
Peraton Corp., Term Loan B, 1 mo. USD Term SOFR + 3.750%
9.180% VRN 2/01/28	95,370	95,192
		124,088
Distribution & Wholesale — 0.0%
Patriot Container Corp., 2018 1st Lien Term Loan, 1 mo. USD Term SOFR + 3.750%,
9.177% VRN 3/20/25	13,490	13,047
Diversified Financial Services — 0.1%
Avolon TLB Borrower 1 (US) LLC, 2023 Term Loan B6, 1 mo. USD Term SOFR + 2.000%
7.329% VRN 6/22/28	58,292	58,287
Deerfield Dakota Holding LLC, 2020 USD Term Loan B, 3 mo. USD Term SOFR + 3.750%
9.059% VRN 4/09/27	58,108	57,793
Jane Street Group LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.500%
7.942% VRN 1/26/28	51,695	51,708
Setanta Aircraft Leasing Designated Activity Co., Term Loan B, 3 mo. USD Term SOFR + 2.000%
7.564% VRN 11/05/28	175,000	175,255
		343,043
Electronics — 0.0%
II-VI, Inc., 2022 Term Loan B, 1 mo. USD Term SOFR + 2.750%
8.195% VRN 7/02/29	80,891	80,891
Engineering & Construction — 0.0%
Artera Services LLC, 2024 Term Loan, 3 mo. USD Term SOFR + 4.500%
9.809% VRN 2/15/31	36,512	36,622
Entertainment — 0.1%
Churchill Downs, Inc., 2021 Incremental Term Loan B1, 1 mo. USD Term SOFR + 2.000%
7.430% VRN 3/17/28	49,490	49,459
PENN Entertainment, Inc., 2022 Term Loan B, 1 mo. USD Term SOFR + 2.750%
8.177% VRN 5/03/29	22,179	22,188
William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan, 1 mo. USD Term SOFR + 2.750%
8.195% VRN 5/18/25	118,816	118,646
		190,293
Environmental Controls — 0.0%
Filtration Group Corp., 2023 USD Term Loan, 1 mo. USD Term SOFR + 4.250%
9.695% VRN 10/21/28	21,555	21,608
Food — 0.0%
8th Avenue Food & Provisions, Inc., 2018 1st Lien Term Loan, 1 mo. USD Term SOFR + 3.750%
9.192% VRN 10/01/25	7,262	7,122

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Froneri International Ltd., 2020 USD Term Loan, 1 mo. USD Term SOFR+ 2.250%
7.680% VRN 1/29/27	$32,227	$32,234
H Food Holdings LLC, 2018 Term Loan B, 3 mo. USD Term SOFR + 3.688%
9.292% VRN 5/23/25 (a)	19,212	13,892
		53,248
Health Care – Products — 0.1%
Avantor Funding, Inc., 2021 Term Loan B5, 1 mo. USD Term SOFR + 2.250%
7.680% VRN 11/08/27	55,340	55,365
Bausch & Lomb Corp.
Term Loan, 1 mo. USD Term SOFR + 3.250%
8.677% VRN 5/10/27	31,349	30,942
2023 Incremental Term Loan, 1 mo. USD Term SOFR + 4.000%
9.330% VRN 9/29/28	28,054	28,002
Medline Borrower LP, USD Term Loan B, 1 mo. USD Term SOFR + 3.000%
8.441% VRN 10/23/28	81,788	81,964
		196,273
Health Care – Services — 0.0%
Star Parent, Inc., Term Loan B, 3 mo. USD Term SOFR + 4.000%
9.309% VRN 9/27/30	33,567	33,340
Home Furnishing — 0.0%
AI Aqua Merger Sub, Inc., 2021 1st Lien Term Loan B, 1 mo. USD Term SOFR + 3.750%
9.072% VRN 7/31/28	41,137	41,184
Insurance — 0.1%
Acrisure LLC, 2020 Term Loan B, 1 mo. USD LIBOR + 3.500%
8.945% VRN 2/15/27	97,710	97,501
AmWINS Group, Inc., 2021 Term Loan B, 1 mo. USD Term SOFR + 2.250%
7.695% VRN 2/19/28	172,417	172,387
Asurion LLC, 2020 Term Loan B8, 1 mo. USD Term SOFR + 3.250%
8.692% VRN 12/23/26 (a)	96,852	94,741
		364,629
Internet — 0.1%
Arches Buyer, Inc., 2021 Term Loan B, 1 mo. USD Term SOFR + 3.250%
8.680% VRN 12/06/27	24,853	24,049
Buzz Finco LLC, Term Loan B, 1 mo. USD Term SOFR + 2.750%
8.177% VRN 1/29/27	24,368	24,399
Gen Digital, Inc., 2021 Term Loan A, 1 mo. USD Term SOFR + 1.750%
7.177% VRN 9/10/27	74,876	74,579
Magnite, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 4.500%, 6 mo. USD Term SOFR + 4.500%,
9.596% - 9.821% VRN 2/06/31	14,775	14,781
Match Group, Inc., 2020 Term Loan B, 3 mo. USD Term SOFR + 1.750%
7.233% VRN 2/13/27	10,674	10,648
MH Sub I LLC, 2023 Term Loan, 1 mo. USD Term SOFR + 4.250%,
9.580% VRN 5/03/28	17,562	17,439
Proofpoint, Inc., 1st Lien Term Loan, 1 mo. USD Term SOFR + 3.250%,
8.695% VRN 8/31/28	4,912	4,912

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Research Now Group, Inc., 2017 1st Lien Term Loan, 3 mo. USD Term SOFR + 5.500%
11.068% VRN 12/20/24 (a)	$28,601	$16,901
		187,708
Machinery – Diversified — 0.0%
ASP Blade Holdings, Inc., Initial Term Loan, 3 mo. USD Term SOFR + 4.000%,
9.564% VRN 10/13/28	39,620	35,638
Media — 0.1%
CSC Holdings LLC, 2019 Term Loan B5, 1 mo. USD LIBOR + 2.500%
7.940% VRN 4/15/27	47,055	42,273
Virgin Media Bristol LLC, 2023 USD Term Loan Y, 6 mo. USD Term SOFR + 3.250%
8.790% VRN 3/31/31	150,000	147,483
		189,756
Packaging & Containers — 0.1%
Berry Global, Inc., 2023 Term Loan AA, 1 mo. USD Term SOFR + 1.750%
7.182% VRN 7/01/29	225,595	225,464
Pharmaceuticals — 0.2%
Carestream Dental Equipment, Inc., 2017 1st Lien Term Loan, 3 mo. USD LIBOR + 3.250%
5.571% VRN 9/01/24	8,487	7,319
Elanco Animal Health, Inc., Term Loan B, 1 mo. USD Term SOFR+ 1.750%
7.176% VRN 8/01/27	166,660	165,975
Gainwell Acquisition Corp., Term Loan B, 3 mo. USD Term SOFR + 4.000%
9.409% VRN 10/01/27	97,727	93,281
Grifols Worldwide Operations USA, Inc., 2019 USD Term Loan B, 3 mo. USD Term SOFR + 2.000%
7.459% VRN 11/15/27	240,733	232,818
Jazz Financing Lux SARL, USD Term Loan,
0.000% 5/05/28 (a)	121,332	121,939
Organon & Co., USD Term Loan, 1 mo. USD Term SOFR + 3.000%
8.433% VRN 6/02/28	252,592	253,330
		874,662
Private Equity — 0.0%
GTCR W Merger Sub LLC, USD Term Loan B, 1 mo. USD Term SOFR + 3.000%
8.309% VRN 1/31/31	65,208	65,384
Retail — 0.1%
1011778 BC Unlimited Liability Co., 2023 Term Loan B5, 1 mo. USD Term SOFR + 2.250%
7.580% VRN 9/20/30	43,047	43,004
KFC Holding Co., 2021 Term Loan B, 1 mo. USD Term SOFR + 1.750%
7.191% VRN 3/15/28	38,916	38,863
Michaels Cos., Inc., 2021 Term Loan B, 3 mo. USD Term SOFR + 4.250%
9.821% VRN 4/15/28	233,400	208,893
Whatabrands LLC, 2021 Term Loan B, 1 mo. USD Term SOFR + 3.250%,
8.692% VRN 8/03/28	17,791	17,790
		308,550

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Software — 0.2%
Athenahealth Group, Inc., 2022 Term Loan B, 1 mo. USD Term SOFR + 3.250%
8.580% VRN 2/15/29	$235,058	$232,524
Central Parent, Inc., 2023 Term Loan B, 3 mo. USD Term SOFR + 4.000%
9.309% VRN 7/06/29	35,322	35,412
EagleView Technology Corp., 2018 Add On Term Loan B, 3 mo. USD Term SOFR + 3.500%
9.065% VRN 8/14/25	81,777	79,134
Open Text Corp.
Term Loan B, 1 mo. USD Term SOFR + 1.750%
7.177% VRN 5/30/25	26,008	26,012
2023 Term Loan B, 1 mo. USD Term SOFR + 2.750%
8.177% VRN 1/31/30	50,116	50,173
Oracle Corp., Term Loan A1, 1 mo. USD Term SOFR + 1.600%
6.929% VRN 8/16/27	195,574	195,329
Renaissance Holding Corp., 2024 Term Loan, 1 mo. USD Term SOFR + 4.250%,
9.577% VRN 4/05/30	32,323	32,363
SS&C Technologies, Inc., 2018 Term Loan B5, 1 mo. USD Term SOFR + 1.750%
7.195% VRN 4/16/25	121,386	121,381
		772,328
Telecommunications — 0.1%
CCI Buyer, Inc., Term Loan, 3 mo. USD Term SOFR + 4.000%
9.302% VRN 12/17/27	29,422	29,228
Frontier Communications Corp., 2021 1st Lien Term Loan, 1 mo. USD Term SOFR + 3.750%
9.195% VRN 10/08/27	22,665	22,573
SBA Senior Finance II LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.000%,
7.340% VRN 1/25/31	92,098	92,242
Zayo Group Holdings, Inc., 2022 USD Incremental Term Loan B, 1 mo. USD Term SOFR + 4.325%,
9.655% VRN 3/09/27	111,693	99,499
		243,542
Transportation — 0.0%
Genesee & Wyoming, Inc., Term Loan, 3 mo. USD Term SOFR + 2.000%
7.402% VRN 12/30/26	41,459	41,463

TOTAL BANK LOANS (Cost $5,013,328)		4,983,831

CORPORATE DEBT — 17.6%
Aerospace & Defense — 0.1%
Boeing Co.
5.805% 5/01/50	335,000	316,953
Agriculture — 0.7%
BAT Capital Corp.
4.540% 8/15/47	840,000	648,556
4.758% 9/06/49	34,000	27,060
5.650% 3/16/52	185,000	166,920
Imperial Brands Finance PLC
3.125% 7/26/24 (b)	320,000	317,216

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
3.500% 7/26/26 (b)	$225,000	$214,601
4.250% 7/21/25 (b)	415,000	407,401
Philip Morris International, Inc.
1.450% 8/01/39 EUR (c)	100,000	74,622
Reynolds American, Inc.
5.850% 8/15/45	315,000	292,177
		2,148,553
Airlines — 0.2%
United Airlines Pass-Through Trust, Series 2023-1, Class A,
5.800% 7/15/37	665,000	676,172
Banks — 5.3%
Bank of America Corp.
Secured Overnight Financing Rate + 0.910% 1.658% VRN 3/11/27	385,000	358,634
Secured Overnight Financing Rate + 1.370% 1.922% VRN 10/24/31	70,000	57,037
Secured Overnight Financing Rate + 1.060% 2.087% VRN 6/14/29	895,000	790,892
Secured Overnight Financing Rate + 1.220% 2.299% VRN 7/21/32	90,000	73,648
Secured Overnight Financing Rate + 1.050% 2.551% VRN 2/04/28	635,000	590,245
Secured Overnight Financing Rate + 1.210% 2.572% VRN 10/20/32	75,000	62,222
Secured Overnight Financing Rate + 2.150% 2.592% VRN 4/29/31	55,000	47,418
3 mo. USD Term SOFR + 1.302% 3.419% VRN 12/20/28	470,000	440,926
3 mo. USD Term SOFR + 1.837% 3.824% VRN 1/20/28	415,000	399,709
3 mo. USD Term SOFR + 1.332% 3.970% VRN 3/05/29	485,000	463,606
Citigroup, Inc.
Secured Overnight Financing Rate + 0.669% 0.981% VRN 5/01/25	85,000	84,628
Secured Overnight Financing Rate + 1.167% 2.561% VRN 5/01/32	105,000	87,571
Secured Overnight Financing Rate + 1.422% 2.976% VRN 11/05/30	150,000	133,242
Secured Overnight Financing Rate + 1.351% 3.057% VRN 1/25/33	95,000	80,765
3 mo. USD Term SOFR + 1.454% 4.075% VRN 4/23/29	525,000	502,629
Goldman Sachs Group, Inc.
Secured Overnight Financing Rate + 0.798% 1.431% VRN 3/09/27	280,000	259,305
Secured Overnight Financing Rate + 0.818% 1.542% VRN 9/10/27	1,400,000	1,279,259
Secured Overnight Financing Rate + 0.486% 5.836% FRN 10/21/24	530,000	530,313
HSBC Holdings PLC
Secured Overnight Financing Rate + 1.732% 2.013% VRN 9/22/28	1,185,000	1,059,503
Secured Overnight Financing Rate + 1.285% 2.206% VRN 8/17/29	105,000	92,025
JP Morgan Chase & Co.
3 mo. USD Term SOFR + 0.580% 0.969% VRN 6/23/25	1,060,000	1,047,689
Secured Overnight Financing Rate + 0.885% 1.578% VRN 4/22/27	480,000	445,015
Secured Overnight Financing Rate + 1.015% 2.069% VRN 6/01/29	1,500,000	1,330,580
3 mo. USD Term SOFR + 1.510% 2.739% VRN 10/15/30	230,000	203,682
Secured Overnight Financing Rate + 1.310% 5.012% VRN 1/23/30	125,000	124,488
Lloyds Banking Group PLC
1 yr. CMT + 0.850% 1.627% VRN 5/11/27	60,000	55,241
1 yr. CMT + 3.500% 3.870% VRN 7/09/25	220,000	218,847
Morgan Stanley
Secured Overnight Financing Rate + 0.560% 1.164% VRN 10/21/25	1,300,000	1,265,799
Secured Overnight Financing Rate + 0.879% 1.593% VRN 5/04/27	330,000	305,248
Secured Overnight Financing Rate + 1.020% 1.928% VRN 4/28/32	90,000	72,239
Secured Overnight Financing Rate + 1.178% 2.239% VRN 7/21/32	140,000	114,364
Secured Overnight Financing Rate + 1.360% 2.484% VRN 9/16/36	295,000	233,311
PNC Financial Services Group, Inc.
Secured Overnight Financing Rate + 1.933% 5.068% VRN 1/24/34	455,000	440,760
Secured Overnight Financing Rate + 1.902% 5.676% VRN 1/22/35	45,000	45,410
Secured Overnight Financing Rate Index + 2.140% 6.037% VRN 10/28/33	45,000	46,525
Secured Overnight Financing Rate + 2.284% 6.875% VRN 10/20/34	145,000	158,779

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Santander UK Group Holdings PLC
1 yr. CMT + 1.250% 1.532% VRN 8/21/26	$710,000	$668,771
Secured Overnight Financing Rate + 0.989% 1.673% VRN 6/14/27	120,000	109,773
Secured Overnight Financing Rate + 1.220% 2.469% VRN 1/11/28	200,000	183,794
US Bancorp
Secured Overnight Financing Rate + 1.600% 4.839% VRN 2/01/34	485,000	460,536
Secured Overnight Financing Rate + 1.860% 5.678% VRN 1/23/35	85,000	85,827
Secured Overnight Financing Rate + 2.260% 5.836% VRN 6/12/34	60,000	61,155
Secured Overnight Financing Rate + 2.090% 5.850% VRN 10/21/33	115,000	117,251
Wells Fargo & Co.
Secured Overnight Financing Rate + 2.100% 2.393% VRN 6/02/28	940,000	860,386
3 mo. USD Term SOFR + 1.432% 2.879% VRN 10/30/30	310,000	274,038
Secured Overnight Financing Rate + 1.500% 3.350% VRN 3/02/33	595,000	516,239
Secured Overnight Financing Rate + 1.510% 3.526% VRN 3/24/28	375,000	356,921
Secured Overnight Financing Rate + 2.100% 4.897% VRN 7/25/33	400,000	385,463
		17,581,708
Beverages — 0.2%
Bacardi Ltd.
4.450% 5/15/25 (b)	485,000	478,220
Triton Water Holdings, Inc.
6.250% 4/01/29 (b)	58,000	52,828
		531,048
Biotechnology — 0.0%
Amgen, Inc.
4.200% 2/22/52	145,000	119,265
Chemicals — 0.3%
International Flavors & Fragrances, Inc.
1.832% 10/15/27 (b)	70,000	62,070
2.300% 11/01/30 (b)	570,000	473,525
3.268% 11/15/40 (b)	30,000	21,362
3.468% 12/01/50 (b)	65,000	43,323
4.375% 6/01/47	65,000	50,185
5.000% 9/26/48	385,000	329,148
		979,613
Commercial Services — 0.1%
Adtalem Global Education, Inc.
5.500% 3/01/28 (b)	72,000	68,927
Global Payments, Inc.
4.875% 3/17/31 EUR (c)	100,000	113,632
Worldline SA
4.125% 9/12/28 EUR (b) (c)	200,000	212,594
		395,153
Diversified Financial Services — 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.300% 1/30/32	420,000	360,216
3.500% 1/15/25	1,000,000	982,972
Air Lease Corp.
5.850% 12/15/27	355,000	360,476
Avolon Holdings Funding Ltd.
2.528% 11/18/27 (b)	389,000	345,973
2.875% 2/15/25 (b)	335,000	325,974
3.950% 7/01/24 (b)	130,000	129,247

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
GGAM Finance Ltd.
8.000% 2/15/27 (b)	$100,000	$103,252
		2,608,110
Electric — 1.6%
Arizona Public Service Co.
6.350% 12/15/32	675,000	720,377
Duke Energy Carolinas LLC
4.000% 9/30/42	1,000,000	832,159
Duke Energy Florida LLC
5.875% 11/15/33	70,000	73,962
Florida Power & Light Co.
3.990% 3/01/49	495,000	407,193
Jersey Central Power & Light Co.
4.700% 4/01/24 (b)	800,000	800,000
6.400% 5/15/36	425,000	444,887
MidAmerican Energy Co.
4.800% 9/15/43	1,400,000	1,316,595
Southwestern Electric Power Co.
3.250% 11/01/51	170,000	112,853
TenneT Holding BV
2.750% 5/17/42 EUR (b) (c)	190,000	191,400
4.500% 10/28/34 EUR (b) (c)	245,000	289,372
4.750% 10/28/42 EUR (b) (c)	100,000	123,453
		5,312,251
Electronics — 0.0%
Honeywell International, Inc.
3.750% 3/01/36 EUR (c)	145,000	157,894
Engineering & Construction — 0.0%
Artera Services LLC
8.500% 2/15/31 (b)	75,000	76,893
Entertainment — 0.5%
Warnermedia Holdings, Inc.
4.279% 3/15/32	190,000	169,715
5.050% 3/15/42	905,000	777,841
5.141% 3/15/52	910,000	755,298
		1,702,854
Environmental Controls — 0.0%
Waste Pro USA, Inc.
5.500% 2/15/26 (b)	75,000	73,866
Food — 0.8%
ELO SACA
6.000% 3/22/29 EUR (b) (c)	200,000	218,271
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL
6.750% 3/15/34 (b)	640,000	672,462
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
4.375% 2/02/52	135,000	98,037
6.500% 12/01/52	415,000	410,062
Pilgrim's Pride Corp.
3.500% 3/01/32 (b)	403,000	341,551
6.250% 7/01/33	365,000	372,989

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Smithfield Foods, Inc.
2.625% 9/13/31 (b)	$635,000	$497,281
		2,610,653
Gas — 0.3%
KeySpan Gas East Corp.
5.994% 3/06/33 (b)	630,000	638,460
National Gas Transmission PLC
4.250% 4/05/30 EUR (b) (c)	100,000	110,863
Piedmont Natural Gas Co., Inc.
5.400% 6/15/33	155,000	156,305
		905,628
Health Care – Products — 0.0%
Medtronic Global Holdings SCA
3.375% 10/15/34 EUR (c)	100,000	108,112
Health Care – Services — 0.6%
Centene Corp.
3.000% 10/15/30	453,000	388,401
CommonSpirit Health
2.782% 10/01/30	290,000	251,538
Fortrea Holdings, Inc.
7.500% 7/01/30 (b)	50,000	51,614
Fresenius Medical Care US Finance III, Inc.
1.875% 12/01/26 (b)	340,000	307,617
HCA, Inc.
3.500% 7/15/51	182,000	125,724
Kedrion SpA
6.500% 9/01/29 (b)	220,000	199,980
ModivCare Escrow Issuer, Inc.
5.000% 10/01/29 (b) (d)	302,000	218,978
Universal Health Services, Inc.
1.650% 9/01/26	385,000	350,897
		1,894,749
Household Products & Wares — 0.1%
Central Garden & Pet Co.
5.125% 2/01/28	123,000	119,248
Spectrum Brands, Inc.
3.875% 3/15/31 (b) (d)	105,000	101,143
		220,391
Insurance — 0.7%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
6.750% 10/15/27 (b)	35,000	34,483
Athene Global Funding
1.985% 8/19/28 (b)	555,000	479,256
3.205% 3/08/27 (b)	135,000	126,092
Secured Overnight Financing Rate Index + 0.700% 6.057% FRN 5/24/24 (b)	505,000	505,262
Farmers Exchange Capital III 3 mo. USD LIBOR + 3.454%
5.454% VRN 10/15/54 (b)	970,000	799,962
Teachers Insurance & Annuity Association of America
3.300% 5/15/50 (b)	225,000	157,674
4.270% 5/15/47 (b)	130,000	107,759

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Willis North America, Inc.
2.950% 9/15/29	$290,000	$259,849
		2,470,337
Internet — 0.0%
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.
4.750% 4/30/27 (b)	62,000	63,400
6.000% 2/15/28 (b)	89,000	91,617
		155,017
Machinery – Diversified — 0.0%
OT Merger Corp.
7.875% 10/15/29 (b)	90,000	64,265
Media — 0.9%
Cable One, Inc.
4.000% 11/15/30 (b) (d)	75,000	58,532
Charter Communications Operating LLC/Charter Communications Operating Capital
3.700% 4/01/51	560,000	346,332
3.750% 2/15/28	92,000	85,338
4.800% 3/01/50	330,000	244,270
4.908% 7/23/25	205,000	202,505
5.250% 4/01/53	265,000	209,871
5.375% 5/01/47	95,000	76,548
5.750% 4/01/48	280,000	235,789
CSC Holdings LLC
5.750% 1/15/30 (b)	53,000	28,057
6.500% 2/01/29 (b)	542,000	459,242
7.500% 4/01/28 (b)	32,000	21,570
11.750% 1/31/29 (b)	10,000	10,015
Time Warner Cable LLC
5.500% 9/01/41	535,000	445,357
5.875% 11/15/40	170,000	147,257
VZ Secured Financing BV
5.000% 1/15/32 (b)	420,000	360,613
		2,931,296
Oil & Gas — 0.2%
KazMunayGas National Co. JSC
4.750% 4/19/27 (b)	200,000	194,740
Pertamina Persero PT
3.100% 8/27/30 (b)	200,000	176,446
Petroleos Mexicanos
5.950% 1/28/31	50,000	40,100
6.625% 6/15/35	300,000	227,588
Shell International Finance BV
3.750% 9/12/46	25,000	20,187
		659,061
Packaging & Containers — 0.6%
Amcor Finance USA, Inc.
3.625% 4/28/26	650,000	626,907
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.125% 8/15/26 (b) (d)	55,000	49,759
5.250% 8/15/27 (b) (d)	70,000	44,100
5.250% 8/15/27 (b)	295,000	185,850

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Berry Global, Inc.
1.570% 1/15/26	$394,000	$368,306
1.650% 1/15/27	12,000	10,894
4.875% 7/15/26 (b)	330,000	323,403
Trivium Packaging Finance BV
5.500% 8/15/26 (b)	320,000	315,513
		1,924,732
Pharmaceuticals — 0.7%
1375209 BC Ltd.
9.000% 1/30/28 (b) (d)	215,000	210,701
Bayer US Finance II LLC
4.375% 12/15/28 (b)	893,000	840,521
4.625% 6/25/38 (b)	795,000	664,295
4.875% 6/25/48 (b)	210,000	168,769
Cigna Group
3.400% 3/15/51	250,000	178,348
Grifols SA
3.200% 5/01/25 EUR (b) (c)	100,000	99,266
3.875% 10/15/28 EUR (b) (c)	200,000	170,139
		2,332,039
Pipelines — 0.5%
Energy Transfer LP
4.950% 6/15/28	125,000	123,996
5.000% 5/15/50	220,000	193,021
5.150% 3/15/45	335,000	304,392
Galaxy Pipeline Assets Bidco Ltd.
2.160% 3/31/34 (b)	169,888	146,046
Rockies Express Pipeline LLC
4.800% 5/15/30 (b)	250,000	231,093
TransCanada PipeLines Ltd.
4.625% 3/01/34	35,000	33,041
TransMontaigne Partners LP/TLP Finance Corp.
6.125% 2/15/26	181,000	171,498
Venture Global Calcasieu Pass LLC
3.875% 8/15/29 (b)	270,000	243,040
Venture Global LNG, Inc.
9.500% 2/01/29 (b)	153,000	164,913
		1,611,040
Real Estate — 0.3%
Annington Funding PLC
3.184% 7/12/29 GBP (b) (c)	200,000	226,337
3.685% 7/12/34 GBP (b) (c)	100,000	107,133
Blackstone Property Partners Europe Holdings SARL
1.625% 4/20/30 EUR (b) (c)	200,000	179,564
1.750% 3/12/29 EUR (b) (c)	200,000	187,253
Vonovia SE
0.750% 9/01/32 EUR (b) (c)	100,000	81,740
2.250% 4/07/30 EUR (b) (c)	100,000	97,716
		879,743
Real Estate Investment Trusts (REITS) — 1.6%
American Homes 4 Rent LP
3.375% 7/15/51	205,000	136,491

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
American Tower Corp.
1.000% 1/15/32 EUR (c)	$100,000	$88,062
2.300% 9/15/31	356,000	290,561
2.700% 4/15/31	80,000	67,725
CapitaLand Ascendas REIT
0.750% 6/23/28 EUR (b) (c)	185,000	171,650
Digital Intrepid Holding BV
0.625% 7/15/31 EUR (b) (c)	425,000	358,359
DOC DR LLC
2.625% 11/01/31	190,000	156,517
4.300% 3/15/27	45,000	43,951
Extra Space Storage LP
2.350% 3/15/32	215,000	172,025
2.400% 10/15/31	76,000	62,527
2.550% 6/01/31	130,000	107,920
GLP Capital LP/GLP Financing II, Inc.
3.250% 1/15/32	37,000	31,148
4.000% 1/15/30	642,000	586,119
4.000% 1/15/31	75,000	66,924
Healthcare Realty Holdings LP
2.000% 3/15/31	200,000	158,978
2.050% 3/15/31	67,000	51,665
2.400% 3/15/30	195,000	159,625
3.100% 2/15/30	190,000	165,432
3.625% 1/15/28	45,000	41,553
Hudson Pacific Properties LP
3.250% 1/15/30	386,000	297,322
3.950% 11/01/27	68,000	60,244
4.650% 4/01/29 (d)	135,000	115,008
Invitation Homes Operating Partnership LP
2.000% 8/15/31	405,000	321,809
4.150% 4/15/32	40,000	36,607
5.500% 8/15/33	65,000	64,750
LXP Industrial Trust
2.375% 10/01/31	430,000	343,225
Prologis Euro Finance LLC
4.250% 1/31/43 EUR (c)	310,000	336,869
Realty Income Corp.
5.125% 7/06/34 EUR (c)	270,000	317,799
Rexford Industrial Realty LP
2.150% 9/01/31	5,000	4,004
VICI Properties LP
4.950% 2/15/30	60,000	58,023
5.125% 5/15/32	306,000	292,688
VICI Properties LP/VICI Note Co., Inc.
3.875% 2/15/29 (b)	90,000	82,833
4.125% 8/15/30 (b)	19,000	17,277
4.500% 1/15/28 (b)	58,000	55,568
4.625% 6/15/25 (b)	15,000	14,770
		5,336,028
Retail — 0.1%
Ferrellgas LP/Ferrellgas Finance Corp.
5.875% 4/01/29 (b) (d)	60,000	57,139
Michaels Cos., Inc.
5.250% 5/01/28 (b) (d)	170,000	144,853
		201,992

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Savings & Loans — 0.1%
Nationwide Building Society Secured Overnight Financing Rate + 1.290%
2.972% VRN 2/16/28 (b)	$340,000	$317,123
Software — 0.0%
Open Text Corp.
6.900% 12/01/27 (b)	50,000	51,700
Telecommunications — 0.2%
Frontier Communications Holdings LLC
8.625% 3/15/31 (b) (d)	226,000	230,820
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
4.738% 9/20/29 (b)	173,750	172,792
T-Mobile USA, Inc.
3.750% 4/15/27	375,000	361,165
		764,777
Water — 0.1%
Thames Water Utilities Finance PLC
4.375% 1/18/31 EUR (b) (c)	160,000	159,854

TOTAL CORPORATE DEBT (Cost $62,078,885)		58,278,870

MUNICIPAL OBLIGATIONS — 0.8%
California — 0.1%
California State University, Revenue Bonds, Series B
2.374% 11/01/35	5,000	3,926
University of California, Revenue Bonds, Series BI
2.247% 5/15/34	290,000	231,747
		235,673
New Jersey — 0.2%
Jersey City Municipal Utilities Authority, NJ, Revenue Bonds, Series B
5.470% 5/15/27	520,000	526,364
New York — 0.5%
City of New York, NY, General Obligation, Series G1
5.968% 3/01/36	500,000	528,003
New York City Transitional Finance Authority, NY, Future Tax Secured Revenue, Revenue Bonds, Series G3
2.450% 11/01/34	560,000	445,254
New York State Dormitory Authority, Revenue Bonds, Series H
5.289% 3/15/33	750,000	754,475
		1,727,732

TOTAL MUNICIPAL OBLIGATIONS (Cost $2,793,604)		2,489,769

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 16.8%
Commercial Mortgage-Backed Securities — 3.4%
BAMLL Commercial Mortgage Securities Trust, Series 2018-PARK, Class A,
4.091% VRN 8/10/38 (b) (e)	620,000	574,731
BX Commercial Mortgage Trust
Series 2020-VIV4, Class A, 2.843% 3/09/44 (b)	1,160,000	1,005,163

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2020-VIVA, Class D, 3.549% VRN 3/11/44 (b) (e)	$780,000	$668,312
Series 2022-CSMO, Class A, 1 mo. USD Term SOFR + 2.115% 7.440% FRN 6/15/27 (b)	692,000	694,595
BX Trust
Series 2019-OC11, Class A, 3.202% 12/09/41 (b)	180,000	160,397
Series 2019-OC11, Class E, 3.944% VRN 12/09/41 (b) (e)	300,000	257,486
Series 2022-VAMF, Class C, 1 mo. USD Term SOFR + 1.580% 6.905% FRN 1/15/39 (b)	443,000	436,910
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class D, 1 mo. USD Term SOFR + 3.188%
8.514% FRN 3/15/35 (b)	894,000	887,295
Century Plaza Towers, Series 2019-CPT, Class A
2.865% 11/13/39 (b)	355,000	303,569
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class F, 1 mo. USD Term SOFR + 2.697%
8.023% FRN 5/15/36 (b)	897,766	894,535
DC Office Trust, Series 2019-MTC, Class A
2.965% 9/15/45 (b)	375,000	319,305
Grace Trust, Series 2020-GRCE, Class A
2.347% 12/10/40 (b)	900,000	729,128
Hudson Yards Mortgage Trust
Series 2019-55HY, Class A, 2.943% VRN 12/10/41 (b) (e)	375,000	329,239
Series 2019-30HY, Class A, 3.228% 7/10/39 (b)	385,000	344,910
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-OSB, Class A
3.397% 6/05/39 (b)	385,000	347,336
MKT Mortgage Trust, Series 2020-525M, Class A
2.694% 2/12/40 (b)	255,000	206,511
One Bryant Park Trust, Series 2019-OBP, Class A
2.516% 9/15/54 (b)	490,000	419,287
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class A1,
3.872% VRN 1/05/43 (b) (e)	655,000	488,873
SMRT Commercial Mortgage Trust, Series 2022-MINI, Class F, 1 mo. USD Term SOFR + 3.350%
8.676% FRN 1/15/39 (b)	630,000	598,336
Stack Infrastructure Issuer LLC, Series 2024-1A, Class A2
5.900% 3/25/49 (b)	820,000	822,374
Vantage Data Centers Issuer LLC, Series 2020-1A, Class A2
1.645% 9/15/45 (b)	444,000	415,688
Wells Fargo Commercial Mortgage Trust, Series 2019-JWDR, Class E,
3.860% VRN 9/15/31 (b) (e)	281,000	259,311
		11,163,291
Home Equity Asset-Backed Securities — 2.2%
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Series 2005-4, Class M2, 1 mo. USD Term SOFR + 0.819%
6.149% FRN 10/25/35	670,109	600,362
Countrywide Asset-Backed Certificates Trust, Series 2004-7, Class MF2,
4.155% VRN 10/25/34 (e)	1,532,190	1,437,087
GSAMP Trust, Series 2005-HE5, Class M3, 1 mo. USD Term SOFR + 0.804%
6.134% FRN 11/25/35	178,085	175,168
JP Morgan Mortgage Acquisition Trust, Series 2007-HE1, Class AF4,
4.286% STEP 3/25/47	2,561,837	1,642,762
Long Beach Mortgage Loan Trust, Series 2006-9, Class 2A2, 1 mo. USD Term SOFR + 0.334%
5.664% FRN 10/25/36	5,841,840	1,813,819

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Morgan Stanley Capital I, Inc. Trust, Series 2006-HE1, Class A4, 1 mo. USD Term SOFR + 0.694%
6.024% FRN 1/25/36	$757,565	$705,934
Saxon Asset Securities Trust, Series 2007-2, Class A2C, 1 mo. USD Term SOFR + 0.354%
5.684% FRN 5/25/47	1,460,795	987,529
		7,362,661
Other Asset-Backed Securities — 3.9%
AIMCO CLO, Series 2015-AA, Class BR2, 3 mo. USD Term SOFR + 1.862%
7.178% FRN 10/17/34 (b)	1,100,000	1,100,046
AIMCO CLO 11 Ltd., Series 2020-11A, Class AR, 3 mo. USD Term SOFR + 1.392%
6.708% FRN 10/17/34 (b)	750,000	749,485
Allegro CLO XII Ltd., Series 2020-1A, Class A1, 3 mo. USD Term SOFR + 1.512%
6.829% FRN 1/21/32 (b)	850,000	850,421
BlueMountain CLO Ltd., Series 2018-3A, Class BR, 3 mo. USD Term SOFR + 1.850%
7.175% FRN 10/25/30 (b)	800,000	800,018
Dryden XXVI Senior Loan Fund, Series 2013-26A, Class AR, 3 mo. USD Term SOFR + 1.162%
6.476% FRN 4/15/29 (b)	665,337	665,410
Eaton Vance CLO Ltd., Series 2020-1A, Class AR, 3 mo. USD Term SOFR + 1.432%
6.746% FRN 10/15/34 (b)	990,000	990,246
FirstKey Homes Trust, Series 2020-SFR2, Class E
2.668% 10/19/37 (b)	390,000	367,977
Flatiron CLO 21 Ltd., Series 2021-1A, Class B, 3 mo. USD Term SOFR + 1.862%
7.171% FRN 7/19/34 (b)	850,000	850,160
HPS Loan Management Ltd., Series 2021-16A, Class A1, 3 mo. USD Term SOFR + 1.402%
6.717% FRN 1/23/35 (b)	1,000,000	1,000,751
Madison Park Funding XXIX Ltd., Series 2018-29A, Class AR, 3 mo. USD Term SOFR + 1.180%
6.489% FRN 10/18/30 (b) (f)	825,000	825,148
Magnetite XII Ltd., Series 2015-12A, Class AR4, 3 mo. USD Term SOFR + 1.150%
6.472% FRN 10/15/31 (b)	800,000	800,142
Progress Residential Trust
Series 2020-SFR3, Class E, 2.296% 10/17/27 (b)	590,000	554,095
Series 2020-SFR3, Class F, 2.796% 10/17/27 (b)	360,000	338,140
Series 2021-SFR2, Class F, 3.395% 4/19/38 (b)	1,150,000	1,052,161
Series 2021-SFR10, Class F, 4.608% 12/17/40 (b)	1,236,731	1,093,773
Rockford Tower CLO Ltd., Series 2021-1A, Class A1, 3 mo. USD Term SOFR + 1.432%
6.749% FRN 7/20/34 (b)	850,000	850,195
		12,888,168
Student Loans Asset-Backed Securities — 1.3%
Access Group, Inc., Series 2015-1, Class A, 30 day USD SOFR Average + 0.814%
6.135% FRN 7/25/56 (b)	246,266	237,253
Collegiate Funding Services Education Loan Trust, Series 2005-A, Class A4, 90 day USD SOFR Average + 0.462%
5.814% FRN 3/28/35	858,534	814,138

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
SLM Student Loan Trust
Series 2007-7, Class A4, 90 day USD SOFR Average + 0.592% 5.953% FRN 1/25/22	$382,709	$373,348
Series 2012-7, Class A3, 30 day USD SOFR Average + 0.764% 6.085% FRN 5/26/26	485,787	467,506
Series 2012-2, Class A, 30 day USD SOFR Average + 0.814% 6.135% FRN 1/25/29	560,827	524,314
Series 2012-1, Class A3, 30 day USD SOFR Average + 1.064% 6.385% FRN 9/25/28	459,178	443,780
Series 2008-6, Class A4, 90 day USD SOFR Average + 1.362% 6.723% FRN 7/25/23	639,579	634,533
Series 2008-5, Class B, 90 day USD SOFR Average + 2.112% 7.473% FRN 7/25/73	700,000	695,676
		4,190,548
Whole Loan Collateral Collateralized Mortgage Obligations — 6.0%
American Home Mortgage Investment Trust, Series 2005-1, Class 6A, 6 mo. USD Term SOFR + 2.428%
7.681% FRN 6/25/45	182,540	179,063
Angel Oak Mortgage Trust
Series 2021-7, Class A1, 1.978% VRN 10/25/66 (b) (e)	198,702	165,617
Series 2022-6,Class A1, 4.300% STEP 7/25/67 (b)	791,429	764,639
Chase Mortgage Finance Trust, Series 2007-A1, Class 11A4,
4.345% VRN 3/25/37 (e)	197,993	182,541
Citigroup Mortgage Loan Trust, Series 2005-11, Class A2A, 1 yr. CMT + 2.400%
7.780% FRN 10/25/35	147,275	145,747
COLT Mortgage Loan Trust, Series 2021-6, Class A1,
1.907% VRN 12/25/66 (b) (e)	653,748	566,579
Countrywide Alternative Loan Trust
Series 2006-OA6, Class 1A2, 1 mo. USD Term SOFR + 0.534% 5.864% FRN 7/25/46	744,482	660,080
Series 2005-31, Class 2A1, 1 mo. USD Term SOFR + 0.714% 6.044% FRN 8/25/35	719,026	656,898
Credit Suisse Mortgage Trust, Series 2018-RPL9, Class A,
3.850% VRN 9/25/57 (b) (e)	698,459	662,081
Deephaven Residential Mortgage Trust, Series 2021-4, Class A1,
1.931% VRN 11/25/66 (b) (e)	1,323,523	1,131,400
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-1, Class 1A3, 1 mo. USD Term SOFR + 0.614%
5.944% FRN 2/25/35	1,135,052	1,104,991
First Franklin Mortgage Loan Trust, Series 2006-FFH1, Class M1, 1 mo. USD Term SOFR + 0.669%
5.999% FRN 1/25/36	605,510	580,857
First Horizon Mortgage Pass-Through Trust, Series 2005-AR5, Class 2A1,
5.754% VRN 11/25/35 (e)	173,182	136,384
GS Mortgage-Backed Securities Corp. Trust, Series 2021-RPL1, Class A1,
1.750% VRN 12/25/60 (b) (e)	1,405,268	1,277,890
GS Mortgage-Backed Securities Trust
Series 2022-PJ6, Class A4, 3.000% VRN 1/25/53 (b) (e)	1,839,833	1,541,723
Series 2018-RPL1, Class A1A, 3.750% 10/25/57 (b)	526,300	504,781
HarborView Mortgage Loan Trust, Series 2006-10, Class 1A1A, 1 mo. USD Term SOFR + 0.514%
5.834% FRN 11/19/36	1,497,576	1,147,575
Impac CMB Trust, Series 2005-1, Class 1A1, 1 mo. USD Term SOFR + 0.634%
5.964% FRN 4/25/35	971,426	908,479
IndyMac Index Mortgage Loan Trust

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
IndyMac Index Mortgage Loan Trust
Series 2005-AR19, Class A1, 3.709% VRN 10/25/35 (e)	$613,899	$465,031
Series 2006-AR27, Class 1A3, 1 mo. USD Term SOFR + 0.654% 5.984% FRN 10/25/36	1,181,036	510,967
JP Morgan Mortgage Trust, Series 2021-13, Class A3,
2.500% VRN 4/25/52 (b) (e)	1,585,445	1,275,540
MASTR Adjustable Rate Mortgages Trust, Series 2007-1, Class I2A3, 1 yr. MTA + 0.740%
5.829% FRN 1/25/47	142,683	141,173
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-AR1, Class M1, 1 mo. USD Term SOFR + 1.184%
6.514% FRN 2/25/35	449,885	435,238
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates, Series 2005-4 , Class M2, 1 mo. USD Term SOFR + 0.864%
6.194% FRN 11/25/35	1,450,000	1,388,846
Structured Asset Mortgage Investments II Trust, Series 2006-AR8, Class A2, 1 mo. USD Term SOFR + 0.534%
5.864% FRN 10/25/36	1,523,611	1,308,474
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2006-1 Class 3A2, 5.750% 2/25/36	416,898	369,105
Series 2005-AR15, Class A1A1, 1 mo. USD Term SOFR + 0.634% 5.964% FRN 11/25/45	1,481,219	1,350,270
Series 2005-AR13, Class A1A1, 1 mo. USD Term SOFR + 0.694% 6.024% FRN 10/25/45	264,939	250,442
Series 2005-AR2, Class 2A21, 1 mo. USD Term SOFR + 0.774% 6.104% FRN 1/25/45	224,027	216,955
		20,029,366

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $57,531,338)		55,634,034

SOVEREIGN DEBT OBLIGATIONS — 0.6%
Brazilian Government International Bond
6.125% 3/15/34	200,000	197,792
Colombia Government International Bond
3.125% 4/15/31	200,000	159,584
Dominican Republic International Bond
4.500% 1/30/30 (b)	200,000	181,985
Hungary Government International Bond
2.125% 9/22/31 (b)	200,000	158,400
Mexico Government International Bond
4.875% 5/19/33	300,000	284,063
Panama Government International Bond
3.160% 1/23/30	200,000	166,002
Paraguay Government International Bond
4.950% 4/28/31 (b)	200,000	192,779
Perusahaan Penerbit SBSN Indonesia III
2.550% 6/09/31 (b)	200,000	170,978
Peruvian Government International Bond
2.783% 1/23/31	200,000	171,813
Republic of Poland Government International Bond
4.875% 10/04/33	100,000	98,381
Republic of South Africa Government International Bond
5.875% 4/20/32	250,000	225,000

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Romania Government International Bond
3.000% 2/14/31 (b)	$110,000	$92,215
		2,098,992

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $2,258,394)		2,098,992

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (g) — 38.0%
Collateralized Mortgage Obligations — 0.8%
Federal Home Loan Mortgage Corp. REMICS
Series 4818, Class CA, 3.000% 4/15/48	132,036	114,590
Series 4639, Class HZ, 3.250% STEP 4/15/53	1,680,380	1,339,405
Series 4846, Class PA, 4.000% 6/15/47	37,659	37,056
Federal National Mortgage Association REMICS
Series 2018-43, Class CT, 3.000% 6/25/48	232,114	201,464
Series 2018-57, Class QA, 3.500% 5/25/46	42,576	41,841
Government National Mortgage Association REMICS
Series 2018-124, Class NW, 3.500% 9/20/48	225,496	201,330
Series 2019-15, Class GT, 3.500% 2/20/49	140,203	125,013
Series 2024-30, Class AF, 30 day USD SOFR Average + 1.250% 6.500% FRN 2/20/54	499,368	500,705
		2,561,404
Pass-Through Securities — 36.9%
Federal Home Loan Mortgage Corp.
Pool #SD8199 2.000% 3/01/52 (f)	1,224,502	969,725
Pool #QE0312 2.000% 4/01/52	1,138,608	901,702
Pool #RA4179 2.500% 12/01/50	1,557,567	1,287,553
Pool #RA6815 2.500% 2/01/52	2,063,374	1,724,376
Pool #SD8194 2.500% 2/01/52	1,514,225	1,253,145
Pool #SD8205 2.500% 4/01/52	1,639,710	1,355,969
Pool #SD8212 2.500% 5/01/52	1,596,852	1,320,527
Pool #G18592 3.000% 3/01/31	128,660	122,616
Pool #G18627 3.000% 1/01/32	429,958	408,670
Pool #G08710 3.000% 6/01/46	89,000	78,684
Pool #ZM1779 3.000% 9/01/46	451,878	398,980
Pool #G08726 3.000% 10/01/46	669,189	590,994
Pool #G08732 3.000% 11/01/46	244,321	215,772
Pool #G08741 3.000% 1/01/47	675,118	596,230
Pool #QD8259 3.000% 3/01/52	1,803,963	1,557,837
Pool #G07848 3.500% 4/01/44	1,056,703	979,809
Pool #G60023 3.500% 4/01/45	972,075	897,664
Pool #G08711 3.500% 6/01/46	290,468	266,055
Pool #G67700 3.500% 8/01/46	486,562	447,340
Pool #G08716 3.500% 8/01/46	407,917	373,632
Pool #G08722 3.500% 9/01/46	72,116	66,054
Pool #G08742 3.500% 1/01/47	333,381	305,152
Pool #G08757 3.500% 4/01/47	84,998	77,721
Pool #ZA5103 3.500% 12/01/47	3,234	2,943
Pool #G67707 3.500% 1/01/48	1,762,969	1,624,159
Pool #G08800 3.500% 2/01/48	29,731	27,083
Pool #G08816 3.500% 6/01/48	237,138	215,947
Pool #G61556 3.500% 8/01/48	405,545	371,079
Pool #G60344 4.000% 12/01/45	521,588	495,335
Pool #G67711 4.000% 3/01/48	570,847	540,866
Pool #G67713 4.000% 6/01/48	2,375	2,245

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #RA7921 4.000% 9/01/52	$1,632,540	$1,517,171
Pool #SD8244 4.000% 9/01/52	1,747,158	1,618,775
Pool #G08843 4.500% 10/01/48	109,525	105,889
Pool #SD2322 4.500% 9/01/52	498,567	474,856
Pool #SD8275 4.500% 12/01/52 (f)	2,227,190	2,121,268
Pool #SD2730 4.500% 4/01/53	1,483,809	1,413,241
Pool #G08833 5.000% 7/01/48	72,820	72,363
Pool #G08844 5.000% 10/01/48	65,758	65,345
Federal National Mortgage Association
Pool #MA4176 2.000% 11/01/40	1,168,631	984,640
Pool #MA4333 2.000% 5/01/41	174,087	146,026
Pool #MA4158 2.000% 10/01/50	963,889	767,554
Pool #MA4492 2.000% 12/01/51	1,649,711	1,307,493
Pool #BQ6913 2.000% 12/01/51	2,153,244	1,706,572
Pool #BQ7006 2.000% 1/01/52	3,402,637	2,696,790
Pool #CB2802 2.000% 2/01/52	1,111,476	884,731
Pool #MA4562 2.000% 3/01/52	4,058,874	3,214,360
Pool #FS1598 2.000% 4/01/52	1,547,756	1,225,721
Pool #BL6060 2.455% 4/01/40	570,000	413,074
Pool #MA4512 2.500% 1/01/52	1,604,303	1,327,191
Pool #MA4548 2.500% 2/01/52	1,535,092	1,270,414
Pool #MA4563 2.500% 3/01/52	1,568,627	1,297,186
Pool #MA1607 3.000% 10/01/33	239,884	225,971
Pool #MA3811 3.000% 10/01/49	196,894	168,985
Pool #CB2430 3.000% 12/01/51	2,726,681	2,346,994
Pool #BV8477 3.000% 5/01/52	545,470	470,090
Pool #AB4262 3.500% 1/01/32	198,211	190,303
Pool #MA1512 3.500% 7/01/33	102,718	98,267
Pool #MA1148 3.500% 8/01/42	603,882	554,665
Pool #CA0996 3.500% 1/01/48	115,998	105,969
Pool #MA3305 3.500% 3/01/48	22,743	20,691
Pool #BL1132 3.730% 1/01/29	920,000	871,488
Pool #MA1146 4.000% 8/01/42	249,154	237,020
Pool #AS9830 4.000% 6/01/47	114,597	107,976
Pool #MA3027 4.000% 6/01/47	172,233	162,281
Pool #AS9972 4.000% 7/01/47	104,026	98,016
Pool #931504 4.500% 7/01/39	35,175	34,450
Pool #CA1711 4.500% 5/01/48	124,532	120,478
Pool #CA1710 4.500% 5/01/48	382,727	370,266
Pool #CA2208 4.500% 8/01/48	218,421	211,105
Pool #MA4733 4.500% 9/01/52	404,562	385,322
Pool #BW9897 4.500% 10/01/52	708,017	674,301
Pool #FS4701 4.500% 4/01/53	1,703,101	1,621,572
Pool #AD6374 5.000% 5/01/40	7,429	7,486
Pool #AI2733 5.000% 5/01/41	80,158	80,724
Pool #977014 5.500% 5/01/38	8,073	8,278
Pool #985524 5.500% 6/01/38	12,257	12,598
Pool #988578 5.500% 8/01/38	87,648	89,961
Pool #995482 5.500% 1/01/39	48,881	50,204
Government National Mortgage Association II
Pool #MA4126 3.000% 12/20/46	524,329	469,737
Pool #MA4718 3.000% 9/20/47	56,752	50,772
Pool #MA4836 3.000% 11/20/47	199,328	178,325
Pool #MA6209 3.000% 10/20/49	170,296	147,243
Pool #MA3521 3.500% 3/20/46	202,715	187,502
Pool #MA3597 3.500% 4/20/46	63,109	58,373
Pool #MA3663 3.500% 5/20/46	92,293	85,280
Pool #MA3937 3.500% 9/20/46	75,884	70,047

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #MA4127 3.500% 12/20/46	$278,105	$256,451
Pool #MA4262 3.500% 2/20/47	281,678	259,747
Pool #MA4382 3.500% 4/20/47	72,016	66,341
Pool #MA4719 3.500% 9/20/47	88,598	81,478
Pool #MA4837 3.500% 11/20/47	183,341	168,608
Pool #MA4900 3.500% 12/20/47	660,694	607,600
Pool #MA4653 4.000% 8/20/47	34,995	33,146
Pool #MA4838 4.000% 11/20/47	145,493	137,625
Pool #MA4901 4.000% 12/20/47	63,824	60,372
Pool #MA5078 4.000% 3/20/48	215,784	204,114
Pool #MA5466 4.000% 9/20/48	241,112	227,921
Pool #MA5399 4.500% 8/20/48	437,748	425,680
Pool #MA3666 5.000% 5/20/46	74,554	74,750
Pool #MA4199 5.000% 1/20/47	76,605	76,723
Pool #MA4454 5.000% 5/20/47	116,719	117,441
Pool #MA4722 5.000% 9/20/47	128,651	129,246
Government National Mortgage Association II, TBA
2.500% 4/20/54 (f)	5,225,000	4,449,979
4.500% 4/20/54 (f)	5,175,000	4,972,185
5.000% 4/20/54 (f)	4,400,000	4,325,027
5.500% 5/20/54 (f)	2,450,000	2,447,314
Uniform Mortgage-Backed Security, TBA
2.000% 4/01/54 (f)	7,375,000	5,834,705
2.500% 4/01/54 (f)	3,500,000	2,893,106
3.000% 4/01/54 (f)	5,750,000	4,948,145
3.500% 4/01/54 (f)	4,425,000	3,959,165
4.000% 4/01/54 (f)	14,300,000	13,242,023
4.500% 4/01/54 (f)	6,750,000	6,427,530
5.000% 4/01/54 (f)	6,625,000	6,466,103
5.500% 4/01/54 (f)	4,525,000	4,503,259
		122,075,048
Whole Loans — 0.3%
Federal National Mortgage Association Connecticut Avenue Securities, Series 2022-R03, Class 1M2, 30 day USD SOFR Average + 3.500%
8.820% FRN 3/25/42 (b)	1,000,000	1,049,324

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $130,505,031)		125,685,776

U.S. TREASURY OBLIGATIONS — 39.3%
U.S. Treasury Bonds & Notes — 39.3%
U.S. Treasury Bonds
4.250% 2/15/54	15,777,000	15,515,694
4.500% 2/15/44 (d)	20,945,000	21,088,997
U.S. Treasury Notes
4.000% 2/15/34	19,955,000	19,624,495
4.125% 3/31/29	35,965,000	35,819,522
4.250% 3/15/27	13,195,000	13,134,179
4.250% 2/28/29	17,470,000	17,497,896

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
4.500% 3/31/26	$7,155,000	$7,138,658
		129,819,441

TOTAL U.S. TREASURY OBLIGATIONS (Cost $129,653,087)		129,819,441

TOTAL BONDS & NOTES (Cost $389,833,667)		378,990,713

	Number of Shares
EQUITIES — 0.1%
COMMON STOCK — 0.1%
Communication Services — 0.1%
Intelsat SA (h)	7,225	187,850

TOTAL COMMON STOCK (Cost $676,994)		187,850

TOTAL EQUITIES (Cost $676,994)		187,850

TOTAL LONG-TERM INVESTMENTS (Cost $390,510,661)		379,178,563

SHORT-TERM INVESTMENTS — 24.1%
Investment of Cash Collateral from Securities Loaned — 5.5%
State Street Navigator Securities Lending Government Money Market Portfolio (i)	17,996,178	17,996,178

	Principal Amount
Repurchase Agreement — 13.9%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/28/24, 1.600%, due 4/01/24 (j)	$45,766,315	45,766,315
U.S. Treasury Bill — 4.7%
U.S. Treasury Bills
5.374% 4/16/24 (k)	3,955,000	3,944,552
5.380% 4/16/24 (k)	5,180,000	5,166,316
5.385% 4/23/24 (k)	6,240,000	6,217,185
5.401% 4/02/24 (k)	325,000	324,810
		15,652,863

TOTAL SHORT-TERM INVESTMENTS (Cost $79,422,699)		79,415,356

TOTAL INVESTMENTS — 138.8% (Cost $469,933,360) (l)		458,593,919

Other Assets/(Liabilities) — (38.8)%		(128,256,617)

NET ASSETS — 100.0%		$330,337,302

Abbreviation Legend

CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
LIBOR	London InterBank Offered Rate
MTA	Monthly Treasury Average Index
REMICS	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
STEP	Step Coupon Bond
TBA	To Be Announced
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	All or a portion of the security represents unsettled bank loan commitments at March 31, 2024 where the rate will be determined at time of settlement.
(b)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2024, the aggregate market value of these securities amounted to $52,505,234 or 15.89% of net assets.
(c)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(d)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2024, was $17,629,634 or 5.34% of net assets. (Note 2).
(e)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at March 31, 2024.
(f)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(g)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(h)	Non-income producing security.
(i)	Represents investment of security lending cash collateral. (Note 2).
(j)	Maturity value of $45,774,451. Collateralized by U.S. Government Agency obligations with a rate of 5.000%, maturity date of 9/30/25, and an aggregate market value, including accrued interest, of $46,681,656.
(k)	The rate shown represents yield-to-maturity.
(l)	See Note 3 for aggregate cost for federal tax purposes.

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.	4/12/24	USD	102,584	EUR	94,000	$1,136
Bank of New York	4/12/24	USD	111,585	EUR	103,000	424
Citibank N.A.	4/12/24	EUR	262,000	USD	284,917	(2,158)
Citibank N.A.	4/12/24	USD	340,811	GBP	267,000	3,800
Citibank N.A.	4/12/24	USD	4,049,077	EUR	3,684,000	73,190
Goldman Sachs International	4/12/24	USD	11,942	EUR	11,000	71
						$76,463

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
U.S. Treasury Ultra 10 Year	6/18/24	6	$683,682	$3,974
U.S. Treasury Note 2 Year	6/28/24	462	94,544,281	(72,499)
U.S. Treasury Note 5 Year	6/28/24	39	4,169,610	3,999
				$(64,526)
Short
Euro-BOBL	6/06/24	10	$(1,270,010)	$(5,730)
Euro-Bund	6/06/24	13	(1,857,601)	(13,060)
Euro-Buxl 30 Year Bond	6/06/24	2	(287,101)	(5,915)
U.S. Treasury Note 10 Year	6/18/24	5	(557,852)	3,868
				$(20,837)

Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Fixed 3.520%	Annually	12-Month USD SOFR	Annually	12/20/53	USD	2,201,000	$40,659	$—	$40,659

Currency Legend

EUR	Euro
GBP	British Pound
USD	U.S. Dollar

Notes to Portfolio of Investments (Unaudited)

1. The Funds

MML Series Investment Fund (the ''Trust'') is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated December 19, 1984, as restated May 14, 1993, and further amended and restated as of December 15, 2011, as it may be further amended from time to time. The Trust consists of the following series (each individually referred to as a ''Fund'' or collectively as the ''Funds''):

MML Conservative Allocation Fund ("Conservative Allocation Fund")

MML Balanced Allocation Fund ("Balanced Allocation Fund")

MML Moderate Allocation Fund ("Moderate Allocation Fund")

MML Growth Allocation Fund ("Growth Allocation Fund")

MML Aggressive Allocation Fund ("Aggressive Allocation Fund")

MML American Funds Growth Fund ("MML American Funds Growth Fund")

MML American Funds Core Allocation Fund ("MML American Funds Core Allocation Fund")

MML Blue Chip Growth Fund ("Blue Chip Growth Fund")

MML Equity Income Fund ("Equity Income Fund")

MML Equity Index Fund ("Equity Index Fund")

MML Focused Equity Fund ("Focused Equity Fund")

MML Foreign Fund ("Foreign Fund")

MML Fundamental Equity Fund ("Fundamental Equity Fund")

MML Fundamental Value Fund ("Fundamental Value Fund")

MML Global Fund ("Global Fund")

MML Income & Growth Fund ("Income & Growth Fund")

MML International Equity Fund ("International Equity Fund")

MML Large Cap Growth Fund ("Large Cap Growth Fund")

MML Managed Volatility Fund ("Managed Volatility Fund")

MML Mid Cap Growth Fund ("Mid Cap Growth Fund")

MML Mid Cap Value Fund ("Mid Cap Value Fund")

MML Small Cap Growth Equity Fund ("Small Cap Growth Equity Fund")

MML Small Company Value Fund ("Small Company Value Fund")

MML Small/Mid Cap Value Fund ("Small/Mid Cap Value Fund")

MML Sustainable Equity Fund ("Sustainable Equity Fund")

MML Total Return Bond Fund ("Total Return Bond Fund")

The Trust makes shares of the Funds available for the investment of assets of various separate investment accounts established by Massachusetts Mutual Life Insurance Company ("MassMutual") and by life insurance companies which are subsidiaries of MassMutual. Shares of the Trust are not offered to the general public. MassMutual, MML Bay State Life Insurance Company, C.M. Life Insurance Company, and the Allocation Funds (as defined below), which are "funds of funds" series of the Trust, are the record owners of all of the outstanding shares of the Funds.

The Conservative Allocation Fund, Balanced Allocation Fund, Moderate Allocation Fund, Growth Allocation Fund, and Aggressive Allocation Fund (the "Allocation Funds") invest their investable assets in shares of series of the Trust and MML Series Investment Fund II advised by MML Investment Advisers, LLC ("MML Advisers") and non-affiliated mutual funds (together, the "MML Underlying Funds").

MML American Funds Growth Fund (the "Feeder Fund") invests all of its assets in Class 1 shares of the Growth Fund, a series of the American Funds Insurance Series (the "Master Fund"). The Master Fund is an open-end investment company and organized as a Massachusetts business trust. The Feeder Fund has an investment objective that is consistent with the Master Fund. The Master Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to mutual funds and intends to distribute substantially all of its taxable income and capital gains to shareholders, which includes the Feeder Fund, to qualify as a regulated investment company. The performance of the Feeder Fund is directly affected by the performance of the Master Fund. The MML American Funds Core Allocation Fund invests all of its investable assets in shares of various series of American Funds Insurance Series, which are managed by Capital Research and Management Company (together, the "American Underlying Funds" and collectively with the MML Underlying Funds, the "Underlying Funds").

Notes to Portfolio of Investments (Unaudited) (Continued)

2. Significant Accounting Policies

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), on each day the NYSE is open for trading (a "business day"). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes; instead, MML Advisers will determine the fair value of a Fund’s securities in accordance with MML Advisers’ fair valuation policy and procedures. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund or an Underlying Fund or the Master Fund holds foreign securities that trade on days that foreign securities markets are open.

The net asset value of each of the Allocation Funds, Feeder Fund, and MML American Funds Core Allocation Fund is based upon the net asset value(s) of the Master Fund or Underlying Funds, as applicable. Shares of the Master Fund and Underlying Funds are valued at their closing net asset values as reported on each business day.

The Prospectuses and Statements of Additional Information ("SAIs") for the Underlying Funds and the Master Fund, as applicable, explain the valuation methods for the Underlying Funds and the Master Fund, including the circumstances under which the Underlying Funds or the Master Fund, may use fair value pricing and the effects of doing so. Such Prospectuses and SAIs are available on the Securities and Exchange Commission’s ("SEC") EDGAR database on its website at http://www.sec.gov.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System ("NASDAQ System"), or in the case of over-the-counter ("OTC") securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Notes to Portfolio of Investments (Unaudited) (Continued)

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral.

The Board of Trustees ("Trustees") have designated MML Advisers as the Funds’ "valuation designee," responsible for determining the fair value, in good faith, of securities and other instruments held by the Funds for which market quotations are not readily available or for which such market quotations or values are considered by MML Advisers or a subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event). It is possible that a significant amount of a Fund’s assets will be subject to fair valuation in accordance with MML Advisers’ fair valuation policy and procedures. The fair value determined for an investment by MML Advisers may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds and certain Underlying Funds or the Master Fund may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds' portfolio securities may change on days when the prices of the Funds' shares are not calculated. The prices of the Funds' shares will reflect any such changes when the prices of the Funds' shares are next calculated, which is the next business day.  The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds' investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

Investments in equity or debt issued by privately held companies or funds ("Private Company" or collectively, the "Private Companies") and any other investments fair valued using significant unobservable inputs may be fair valued using alternate valuation approaches including the following:

Market approach: considers factors including the price of recent investments in the same or similar security or financial metrics of comparable securities.

Income approach: considers factors including expected future cash flows, security specific risks, and corresponding discount rates.

Notes to Portfolio of Investments (Unaudited) (Continued)

Cost approach: considers factors including the value of the security’s underlying assets and liabilities.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing the Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as the current value method ("CVM"), an option pricing model ("OPM"), a probability weighted expected return model ("PWERM"), or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The CVM allocates value among the various parts of a company’s capital structure assuming that the value of convertible preferred stock is represented by the most favorable claim the preferred stockholders have on the enterprise value as of the valuation date. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by a Fund. Typically, the most recently available information for a Private Company is as of a date that is earlier than the date a Fund is calculating its net asset value. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs, to the extent observable inputs are not available (including the Funds' own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Levels.

Notes to Portfolio of Investments (Unaudited) (Continued)

In certain cases, the inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest Level input that is significant to the overall fair value measurement.

The Focused Equity Fund, Fundamental Value Fund, and Small/Mid Cap Value Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of March 31, 2024. The Allocation Funds, Feeder Fund, and MML American Funds Core Allocation Fund characterized all investments at Level 1, as of March 31, 2024. For each Fund noted in the preceding sentences, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The following is the aggregate value by input level, as of March 31, 2024, for the remaining Funds' investments:

Blue Chip Growth Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$469,577,433	$1,310,068	$750,669	$471,638,170
Preferred Stock	—	—	911,759	911,759
Corporate Debt	—	972,172	—	972,172
Short-Term Investments	3,559	11,001,751	—	11,005,310
Total Investments	$469,580,992	$13,283,991	$1,662,428	$484,527,411

Equity Income Fund

Common Stock	$340,985,659	$13,469,862	*	$—	$354,455,521
Preferred Stock	621,128	2,329,418	*	—	2,950,546
Short-Term Investments	1,805,192	2,534,992		—	4,340,184
Total Investments	$343,411,979	$18,334,272		$—	$361,746,251

Equity Index Fund

Common Stock	$705,167,791	$—	$—	$705,167,791
Short-Term Investments	—	5,231,955	—	5,231,955
Total Investments	$705,167,791	$5,231,955	$—	$710,399,746
Asset Derivatives
Futures Contracts	$130,862	$—	$—	$130,862

Notes to Portfolio of Investments (Unaudited) (Continued)

Foreign Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock*
Australia	$—	$8,435,627	$—	$8,435,627
Belgium	656,208	5,974,438	—	6,630,646
Canada	1,361,350	—	—	1,361,350
Denmark	—	922,291	—	922,291
France	—	17,411,257	—	17,411,257
Germany	—	19,431,249	—	19,431,249
Hong Kong	—	1,162,535	—	1,162,535
Ireland	2,416,098	4,503,487	—	6,919,585
Israel	1,787,709	—	—	1,787,709
Italy	—	595,367	—	595,367
Japan	—	36,662,633	—	36,662,633
Luxembourg	—	1,680,884	—	1,680,884
Netherlands	—	9,114,014	—	9,114,014
Norway	—	2,101,305	—	2,101,305
Republic of Korea	—	3,634,402	—	3,634,402
Singapore	—	2,476,790	—	2,476,790
Sweden	—	4,194,490	—	4,194,490
Switzerland	—	5,541,023	—	5,541,023
United Kingdom	—	30,545,915	—	30,545,915
United States	3,541,456	11,263,724	—	14,805,180
Preferred Stock*
Germany	—	1,060,849	—	1,060,849
Short-Term Investments	3,741,838	—	—	3,741,838
Total Investments	$13,504,659	$166,712,280	$—	$180,216,939

Fundamental Equity Fund

Common Stock	$142,385,821	$1,639,950	*	$—	$144,025,771
Short-Term Investments	762,432	3,752,079		—	4,514,511
Total Investments	$143,148,253	$5,392,029		$—	$148,540,282

Global Fund

Common Stock*
Austria	$—	$779,081	$—	$779,081
Canada	4,810,771	—	—	4,810,771
Denmark	—	737,541	—	737,541
France	—	10,221,621	—	10,221,621
Germany	—	4,086,229	—	4,086,229
Israel	1,672,738	—	—	1,672,738
Japan	—	3,202,668	—	3,202,668
Mexico	—	467,223	—	467,223
Netherlands	—	2,992,205	—	2,992,205
Republic of Korea	—	1,494,116	—	1,494,116
Spain	—	3,710,739	—	3,710,739
Sweden	—	1,377,848	—	1,377,848
Switzerland	—	6,205,595	—	6,205,595
United Kingdom	—	9,723,040	—	9,723,040
United States	69,978,316	9,748,792	—	79,727,108
Short-Term Investments	2,696,220	590,419	—	3,286,639
Total Investments	$79,158,045	$55,337,117	$—	$134,495,162

Notes to Portfolio of Investments (Unaudited) (Continued)

Income & Growth Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$154,729,991	$—	$—	$154,729,991
Short-Term Investments	1,625,546	1,461,797	—	3,087,343
Total Investments	$156,355,537	$1,461,797	$—	$157,817,334

International Equity Fund

Common Stock*
Australia	$—	$3,018,431	$—	$3,018,431
Belgium	698,796	2,098,031	—	2,796,827
Canada	7,874,284	—	—	7,874,284
China	672,889	6,393,739	—	7,066,628
Denmark	—	7,213,569	—	7,213,569
France	—	39,123,695	—	39,123,695
Germany	—	35,728,191	—	35,728,191
Hong Kong	—	5,544,191	—	5,544,191
India	1,782,924	526,589	—	2,309,513
Indonesia	—	175,203	—	175,203
Ireland	—	1,241,485	—	1,241,485
Israel	1,554,159	—	—	1,554,159
Italy	3,815,040	6,573,300	—	10,388,340
Japan	—	28,389,804	—	28,389,804
Luxembourg	—	1,209,971	—	1,209,971
Netherlands	—	4,948,808	—	4,948,808
Portugal	—	1,314,240	—	1,314,240
Republic of Korea	—	3,009,269	—	3,009,269
Singapore	—	1,984,641	—	1,984,641
Spain	—	2,765,632	—	2,765,632
Sweden	—	2,540,069	—	2,540,069
Switzerland	—	18,384,383	—	18,384,383
Taiwan	2,679,369	—	—	2,679,369
United Kingdom	—	24,779,084	—	24,779,084
United States	5,544,443	19,628,357	—	25,172,800
Preferred Stock*
Republic of Korea	—	1,423,071	—	1,423,071
Short-Term Investments	2,939,988	1,952,312	—	4,892,300
Total Investments	$27,561,892	$219,966,065	$—	$247,527,957

Large Cap Growth Fund

Common Stock	$197,024,066	$—	$—	$197,024,066
Short-Term Investments	1,615,001	8,436,474	—	10,051,475
Total Investments	$198,639,067	$8,436,474	$—	$207,075,541

Notes to Portfolio of Investments (Unaudited) (Continued)

Managed Volatility Fund

Asset Investments	Level 1	Level 2	Level 3		Total
Common Stock	$101,283,226	$—	$—		$101,283,226
Corporate Debt	—	—	—	+	—
Purchased Options	415,084	—	—		415,084
Rights	—	—	—	+	—
Short-Term Investments	—	2,669,674	—		2,669,674
Total Investments	$101,698,310	$2,669,674	$—		$104,367,984

Liability Derivatives
Written Options	$(1,775,701)	$—	$—		$(1,775,701)

Mid Cap Growth Fund

Common Stock	$343,989,895	$—	$—	$343,989,895
Preferred Stock	—	—	740,514	740,514
Short-Term Investments	542,726	9,351,186	—	9,893,912
Total Investments	$344,532,621	$9,351,186	$740,514	$354,624,321

Mid Cap Value Fund

Common Stock	$245,053,552	$21,201,234	*	$—	$266,254,786
Preferred Stock	—	2,149,103	*	—	2,149,103
Short-Term Investments	—	2,016,999		—	2,016,999
Total Investments	$245,053,552	$25,367,336		$—	$270,420,888

Asset Derivatives
Forward Contracts	$—	$81,133		—	$81,133

Liability Derivatives
Forward Contracts	$—	$(4,825)		$—	$(4,825)

Small Cap Growth Equity Fund

Common Stock	$150,792,553	$—	$—	$150,792,553
Exchange-Traded Funds	1,557,688	—	—	1,557,688
Short-Term Investments	1,517,043	1,736,926	—	3,253,969
Total Investments	$153,867,284	$1,736,926	$—	$155,604,210

Notes to Portfolio of Investments (Unaudited) (Continued)

Small Company Value Fund

Asset Investments	Level 1	Level 2		Level 3	Total
Common Stock	$74,146,738	$477,378	*	$—	$74,624,116
Short-Term Investments	1,089,088	115,946		—	1,205,034
Total Investments	$75,235,826	$593,324		$—	$75,829,150

Asset Derivatives
Forward Contracts	$—	$5,543		$—	$5,543

Sustainable Equity Fund

Common Stock	$149,629,269	$1,907,321	*	$—	$151,536,590
Exchange-Traded Funds	87,876	—		—	87,876
Short-Term Investments	—	337,452		—	337,452
Total Investments	$149,717,145	$2,244,773		$—	$151,961,918

Asset Derivatives
Forward Contracts	$—	$2,797		$—	$2,797

Liability Derivatives
Forward Contracts	$—	$(46)		$—	$(46)

Total Return Bond Fund

Bank Loans	$—	$4,983,831	$—	$4,983,831
Corporate Debt	—	58,278,870	—	58,278,870
Municipal Obligations	—	2,489,769	—	2,489,769
Non-U.S. Government Agency Obligations	—	55,634,034	—	55,634,034
Sovereign Debt Obligations	—	2,098,992	—	2,098,992
U.S. Government Agency Obligations and Instrumentalities	—	125,685,776	—	125,685,776
U.S. Treasury Obligations	—	129,819,441	—	129,819,441
Common Stock	187,850	—	—	187,850
Short-Term Investments	17,996,178	61,419,178	—	79,415,356
Total Investments	$18,184,028	$440,409,891	$—	$458,593,919

Asset Derivatives
Forward Contracts	$—	$78,621	$—	$78,621
Futures Contracts	11,841	—	—	11,841
Swap Agreements	—	40,659	—	40,659
Total	$11,841	$119,280	$—	$131,121

Liability Derivatives
Forward Contracts	$—	$(2,158)	$—	$(2,158)
Futures Contracts	(97,204)	—	—	(97,204)
Total	$(97,204)	$(2,158)	$—	$(99,362)

Notes to Portfolio of Investments (Unaudited) (Continued)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their respective foreign markets, as applicable.

+	Represents a security at $0 value as of March 31, 2024.

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more underlying indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than the derivatives' original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price.

Please refer to the Funds' most recent Annual/Semiannual reports and Prospectus(es) and Statement(s) of Additional Information which can be found on the SEC's EDGAR database on its website at http://www.sec.gov for more information regarding the derivatives and other investments held by the Fund(s).

Securities Lending

Each Fund, other than the Allocation Funds, Feeder Fund, and MML American Funds Core Allocation Fund, may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement ("Lending Agreement") between each Fund and the lending agent ("Agent"). The Lending Agreement authorizes the Agent to lend portfolio securities held by a Fund to approved borrowers (each, a "Borrower").

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash (U.S. currency) and/or securities (U.S. Treasury and Agency obligations) adjusted daily to have value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At March 31, 2024, the Funds' collateral was equal to or greater than 100% of the market value of securities on loan and all of the Funds’ cash collateral was invested in the State Street Navigator Securities Lending Government Money Market Portfolio.

Notes to Portfolio of Investments (Unaudited) (Continued)

Subject to the terms of the Lending Agreement and the agreement between the Agent and the applicable Borrower ("Borrowing Agreement"), security loans can be terminated by the Agent, the Fund, or the Borrower and the related securities must be returned within the earlier of the customary settlement period for such securities or the period of time specified in the Borrowing Agreement.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country's tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Foreign Securities

The Global Fund invests a significant amount of its assets in foreign securities and each of the Foreign Fund and International Equity Fund invests substantially all of its assets in foreign securities. The other Funds, except for the Allocation Funds, Feeder Fund, and MML American Funds Core Allocation Fund may also invest in foreign securities. In addition, certain Underlying Funds or the Master Fund may invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, public health, and diplomatic risks. In addition, fluctuations in currency exchange rates may favorably or unfavorably affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, less stringent investor protection and disclosure standards, less reliable settlement practices, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater volatility in currency exchange rates, and are more susceptible to environmental problems.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of Subchapter M of the Code, applicable to a regulated investment company. Under such provisions, the Funds would not be subject to U.S. federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for U.S. federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Notes to Portfolio of Investments (Unaudited) (Continued)

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3. Federal Income Tax Information

At March 31, 2024, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a U.S. federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Conservative Allocation Fund	$287,521,306	$6,644,258	$(23,260,439)	$(16,616,181)
Balanced Allocation Fund	334,804,576	12,393,497	(24,333,233)	(11,939,736)
Moderate Allocation Fund	1,179,116,060	42,441,228	(68,815,674)	(26,374,446)
Growth Allocation Fund	973,866,461	47,924,924	(48,581,019)	(656,095)
Aggressive Allocation Fund	131,684,618	5,389,064	(4,641,112)	747,952
MML American Funds Growth Fund	208,903,528	56,683,733	–	56,683,733
MML American Funds Core Allocation Fund	611,739,927	84,824,952	(32,669,302)	52,155,650
Blue Chip Growth Fund	293,347,144	204,120,458	(12,940,191)	191,180,267
Equity Income Fund	267,806,468	99,877,467	(5,937,684)	93,939,783
Equity Index Fund	329,464,167	397,740,943	(16,805,364)	380,935,579
Focused Equity Fund	235,677,090	59,020,613	(3,902,748)	55,117,865
Foreign Fund	163,743,219	32,557,198	(16,083,478)	16,473,720
Fundamental Equity Fund	116,242,456	34,061,595	(1,763,769)	32,297,826
Fundamental Value Fund	129,641,666	49,347,738	(1,268,823)	48,078,915
Global Fund	104,697,513	33,442,023	(3,644,374)	29,797,649
Income & Growth Fund	122,965,826	38,287,334	(3,435,826)	34,851,508
International Equity Fund	230,714,605	38,095,314	(21,281,962)	16,813,352
Large Cap Growth Fund	147,197,165	67,515,778	(7,637,402)	59,878,376
Managed Volatility Fund	59,756,584	47,276,874	(2,665,474)	44,611,400
Mid Cap Growth Fund	260,850,296	101,013,655	(7,239,630)	93,774,025
Mid Cap Value Fund	261,555,215	23,408,873	(14,543,200)	8,865,673
Small Cap Growth Equity Fund	128,174,236	36,947,870	(9,517,896)	27,429,974
Small Company Value Fund	70,512,258	10,889,805	(5,572,913)	5,316,892
Small/Mid Cap Value Fund	119,201,160	26,061,773	(7,986,787)	18,074,986
Sustainable Equity Fund	103,661,057	51,668,218	(3,367,357)	48,300,861
Total Return Bond Fund	469,933,360	1,583,803	(12,923,244)	(11,339,441)

4. New Accounting Pronouncements

In December 2022, FASB issued Accounting Standards Update 2022-06, “Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848” (“ASU 2022-06”). ASU 2022-06 is an update of ASU 2020-04, which responded to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. ASU 2022-06 defers the sunset date provision included in Topic 848. The amendments in this update are effective immediately through December 31, 2024, for all entities. Management does not expect ASU 2022-06 to have a material impact on the financial statements.

5. Russia-Ukraine War

In February 2022, Russia commenced a large-scale military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the regional and the global financial markets and economies. One or more of the Funds hold positions in securities or other instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market, and currency risks, as well as the risks related to the economic sanctions on Russia, Russian individuals, and Russian corporate and banking entities imposed by the United States, other countries, and certain international organizations. Such sanctions — which affect companies in many sectors, including energy, financial services, and defense, among others — could adversely affect the global energy and financial markets and, thus, could affect the value of a Fund’s investments, even beyond any direct exposure the Fund may have to Russian issuers or the adjoining geographic regions. These sanctions and any other intergovernmental actions (including retaliatory actions by the Russian government) may also result in a decline in the value and liquidity of Russian securities and a weakening of the ruble, and will impair a Fund's ability to buy, sell, receive, or deliver Russian securities. In addition, certain transactions have been or may be prohibited and/or existing investments have or may become illiquid (e.g., because transacting in certain existing investments is prohibited), which could cause a Fund to sell other portfolio holdings at a disadvantageous time or price in order to meet shareholder redemptions.